UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2016

Item 1.

Reports to Stockholders

Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85% Annual Report September 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 20%	6.58%	4.79%	4.24%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 20%, a class of the fund, on September 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,152	Fidelity Asset Manager® 20%
$15,965	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Asset Manager® 30%	7.94%	6.18%	4.15%

 A From October 9, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 30%, a class of the fund, on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,404	Fidelity Asset Manager® 30%
$15,195	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Asset Manager® 40%	8.76%	7.32%	4.29%

 A From October 9, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 40%, a class of the fund, on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,587	Fidelity Asset Manager® 40%
$15,195	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 50%	9.56%	8.36%	5.32%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 50%, a class of the fund, on September 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,786	Fidelity Asset Manager® 50%
$20,114	S&P 500® Index

Fidelity Asset Manager® 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Asset Manager® 60%	10.31%	9.35%	4.48%

 A From October 9, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 60%, a class of the fund, on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,828	Fidelity Asset Manager® 60%
$16,841	S&P 500® Index

Fidelity Asset Manager® 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 70%	10.97%	10.34%	5.48%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 70%, a class of the fund, on September 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,043	Fidelity Asset Manager® 70%
$20,114	S&P 500® Index

Fidelity Asset Manager® 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 85%	11.92%	11.83%	5.69%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 85%, a class of the fund, on September 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,395	Fidelity Asset Manager® 85%
$20,114	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index rose 15.43% for the year ending September 2016, overcoming uncertainty about the global economy, U.S. Federal Reserve monetary policy and the U.K.’s June vote to leave the European Union (Brexit). Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500 to its worst January since 2009. Markets regained positive momentum amid U.S. job gains, a rally in energy and materials markets, global economic stimulus and perceived softening of U.S. monetary policy. The June 23 Brexit vote surprised markets, though, and was followed by a two-day near-tumult. Sentiment rebounded rapidly and stayed largely positive through September. For the year, value-oriented and small-cap stocks outperformed. Among S&P 500® sectors, dividend-rich telecom services (+27%) led amid strong demand for yield, especially earlier in the period, as well as increased competition and consolidation. Utilities (+17%) and consumer staples (+16%) also benefited. Added demand for perceived safe-haven investments such as precious metals-related securities boosted materials (+22%). Information technology (+23%) was helped by strong results from some of the largest and best-known tech names. The newly created real estate sector (+17%) finished far ahead of financials (+6%), which was held back by low interest rates that squeezed bank profits.

Comments from Portfolio Manager Geoff Stein:  For the year, the share classes of the seven Asset Manager Funds (excluding sales charges, if applicable) produced gains in the range of roughly 6% to 12%. With the exception of Asset Manager 85%, the Funds mostly outpaced their respective Composite benchmarks. Asset allocation and security selection contributed across all Funds, with the more fixed-income-oriented portfolios benefiting most, fueled by strong selection in the investment-grade bond asset class. My fixed-income allocation strategy of underweighting cash and investment-grade bonds, complemented by various out-of-benchmark positions, aided relative performance. For all but Asset Manager 85%, security selection among investment-grade bonds was the biggest contributor, with picks among government-related securities and corporate bonds adding the most value. Underweighting emerging-markets stocks detracted, while an out-of-benchmark stake in real estate investment trusts (REITs) contributed. Domestic stock selection also helped the Funds’ relative results, whereas selections in foreign developed markets detracted. For the first time in several years, I increased the Funds’ cash levels to about neutral versus the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.2	9.9
Fannie Mae	6.5	5.6
Freddie Mac	3.2	2.6
Ginnie Mae	2.0	2.1
Illinois Gen. Oblig.	1.2	1.4
	23.1

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	21.9%
AAA,AA,A	6.9%
BBB	13.4%
BB and Below	9.3%
Not Rated	0.2%
Equities*	17.3%
Short-Term Investments and Net Other Assets	31.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	8.9%
BBB	13.4%
BB and Below	10.6%
Not Rated	0.3%
Equities*	19.4%
Short-Term Investments and Net Other Assets	27.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Amazon.com, Inc.	0.2	0.2
Facebook, Inc. Class A	0.2	0.1
Medtronic PLC	0.2	0.1
Alphabet, Inc. Class C	0.2	0.1
	1.1

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.9	38.0
Energy	5.2	5.1
Consumer Discretionary	4.5	4.8
Real Estate	3.3	0.0
Information Technology	3.0	3.4

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	17.4%
Bond Class	51.3%
Short-Term Class	31.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of March 31, 2016
Stock Class and Equity Futures*	20.8%
Bond Class	52.9%
Short-Term Class	26.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 12.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 17.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	7,853,475	$50,105,173
Fidelity Consumer Discretionary Central Fund (a)	276,084	68,678,608
Fidelity Consumer Staples Central Fund (a)	225,176	51,340,221
Fidelity Emerging Markets Equity Central Fund (a)	120,130	24,332,423
Fidelity Energy Central Fund (a)	324,314	41,337,119
Fidelity Financials Central Fund (a)	1,340,453	113,590,007
Fidelity Health Care Central Fund (a)	234,193	81,651,474
Fidelity Industrials Central Fund (a)	253,258	61,341,585
Fidelity Information Technology Central Fund (a)	408,540	134,916,295
Fidelity International Equity Central Fund (a)	1,579,560	118,403,791
Fidelity Materials Central Fund (a)	88,410	18,861,287
Fidelity Real Estate Equity Central Fund (a)	314,451	35,580,172
Fidelity Telecom Services Central Fund (a)	77,717	14,880,458
Fidelity Utilities Central Fund (a)	121,950	19,868,098
TOTAL EQUITY CENTRAL FUNDS
(Cost $496,131,332)		834,886,711

Fixed-Income Central Funds - 54.2%
High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,623,004	26,780,874
Fidelity Floating Rate Central Fund (a)	479,493	49,200,757
Fidelity High Income Central Fund 1 (a)	1,722,053	168,812,887

TOTAL HIGH YIELD FIXED-INCOME FUNDS		244,794,518

Investment Grade Fixed-Income Funds - 49.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,128,987	219,498,579
Fidelity Investment Grade Bond Central Fund (a)	20,018,251	2,206,811,976

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,426,310,555

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,454,650,121)		2,671,105,073

Money Market Central Funds - 28.1%
Fidelity Cash Central Fund, 0.43% (b)	258,839,890	258,917,542
Fidelity Money Market Central Fund, 0.86% (b)	1,125,975,423	1,126,200,618
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,384,823,112)		1,385,118,160
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.33% 12/1/16
(Cost $429,760)	430,000	429,880
	Shares	Value

Investment Companies - 0.8%
iShares Core MSCI Emerging Markets ETF	780,707	$35,608,046
iShares S&P 500 Index ETF	11,210	2,438,848
TOTAL INVESTMENT COMPANIES
(Cost $37,768,436)		38,046,894
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,373,802,761)		4,929,586,718
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,864,179)
NET ASSETS - 100%		$4,926,722,539

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$619,151
Fidelity Commodity Strategy Central Fund	100,527
Fidelity Consumer Discretionary Central Fund	1,079,647
Fidelity Consumer Staples Central Fund	1,166,146
Fidelity Emerging Markets Debt Central Fund	1,636,599
Fidelity Emerging Markets Equity Central Fund	459,035
Fidelity Energy Central Fund	551,110
Fidelity Financials Central Fund	1,982,516
Fidelity Floating Rate Central Fund	2,440,065
Fidelity Health Care Central Fund	601,105
Fidelity High Income Central Fund 1	14,342,806
Fidelity Industrials Central Fund	892,185
Fidelity Inflation-Protected Bond Index Central Fund	36,479
Fidelity Information Technology Central Fund	996,690
Fidelity International Equity Central Fund	3,304,552
Fidelity Investment Grade Bond Central Fund	68,100,228
Fidelity Materials Central Fund	386,595
Fidelity Money Market Central Fund	6,657,283
Fidelity Real Estate Equity Central Fund	1,223,687
Fidelity Securities Lending Cash Central Fund	56,036
Fidelity Telecom Services Central Fund	318,388
Fidelity Utilities Central Fund	535,866
Total	$107,486,696

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$8,696,714	$63,996,333	$26,899,592	$50,105,173	10.6%
Fidelity Consumer Discretionary Central Fund	69,527,232	2,521,884	7,627,151	68,678,608	4.3%
Fidelity Consumer Staples Central Fund	47,078,429	2,280,211	3,866,945	51,340,221	4.0%
Fidelity Emerging Markets Debt Central Fund	23,129,889	2,114,761	1,438,636	26,780,874	22.7%
Fidelity Emerging Markets Equity Central Fund	10,011,000	14,461,180	2,873,229	24,332,423	5.9%
Fidelity Energy Central Fund	34,999,849	1,373,760	2,821,123	41,337,119	4.1%
Fidelity Financials Central Fund	109,655,238	7,427,547	8,522,709	113,590,007	4.5%
Fidelity Floating Rate Central Fund	48,410,557	3,597,070	3,080,175	49,200,757	3.0%
Fidelity Health Care Central Fund	78,605,470	4,043,603	6,221,977	81,651,474	4.2%
Fidelity High Income Central Fund 1	215,697,752	40,283,817	95,327,375	168,812,887	21.2%
Fidelity Industrials Central Fund	55,272,473	2,192,225	4,484,497	61,341,585	4.5%
Fidelity Inflation-Protected Bond Index Central Fund	139,715,214	80,981,346	10,664,685	219,498,579	22.8%
Fidelity Information Technology Central Fund	113,946,781	3,496,065	11,902,105	134,916,295	4.2%
Fidelity International Equity Central Fund	134,613,233	5,772,501	26,875,579	118,403,791	5.5%
Fidelity Investment Grade Bond Central Fund	2,319,725,125	133,258,489	329,373,291	2,206,811,976	31.3%
Fidelity Materials Central Fund	17,208,342	775,714	1,335,939	18,861,287	4.7%
Fidelity Real Estate Equity Central Fund	52,196,868	2,086,470	26,942,549	35,580,172	20.5%
Fidelity Telecom Services Central Fund	11,768,054	1,583,661	1,142,473	14,880,458	3.9%
Fidelity Utilities Central Fund	18,526,202	971,628	1,992,666	19,868,098	4.3%
Total	$3,508,784,422	$373,218,265	$573,392,696	$3,505,991,784

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$834,886,711	$834,886,711	$--	$--
Fixed-Income Central Funds	2,671,105,073	2,671,105,073	--	--
Money Market Central Funds	1,385,118,160	1,385,118,160	--	--
Other Short-Term Investments	429,880	--	429,880	--
Investment Companies	38,046,894	38,046,894	--	--
Total Investments in Securities:	$4,929,586,718	$4,929,156,838	$429,880	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.5%
United Kingdom	2.4%
Mexico	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $38,198,196)	$38,476,774
Fidelity Central Funds (cost $4,335,604,565)	4,891,109,944
Total Investments (cost $4,373,802,761)		$4,929,586,718
Receivable for investments sold		4,864,430
Receivable for fund shares sold		1,940,076
Distributions receivable from Fidelity Central Funds		84,507
Prepaid expenses		13,483
Other receivables		3,078
Total assets		4,936,492,292
Liabilities
Payable for fund shares redeemed	$7,583,299
Accrued management fee	1,676,358
Distribution and service plan fees payable	43,542
Other affiliated payables	436,310
Other payables and accrued expenses	30,244
Total liabilities		9,769,753
Net Assets		$4,926,722,539
Net Assets consist of:
Paid in capital		$4,690,788,338
Undistributed net investment income		5,924,233
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(325,773,989)
Net unrealized appreciation (depreciation) on investments		555,783,957
Net Assets		$4,926,722,539
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,221,217 ÷ 3,188,021 shares)		$13.24
Maximum offering price per share (100/94.25 of $13.24)		$14.05
Class T:
Net Asset Value and redemption price per share ($25,052,225 ÷ 1,895,806 shares)		$13.21
Maximum offering price per share (100/96.50 of $13.21)		$13.69
Class C:
Net Asset Value and offering price per share ($29,337,047 ÷ 2,228,402 shares)(a)		$13.17
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,802,797,440 ÷ 362,107,192 shares)		$13.26
Class I:
Net Asset Value, offering price and redemption price per share ($27,314,610 ÷ 2,060,617 shares)		$13.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$2,698,285
Interest		4,267
Income from Fidelity Central Funds		107,486,696
Total income		110,189,248
Expenses
Management fee	$19,662,467
Transfer agent fees	4,005,804
Distribution and service plan fees	496,821
Accounting and security lending fees	1,166,010
Custodian fees and expenses	1,978
Independent trustees' fees and expenses	21,140
Registration fees	174,376
Audit	40,372
Legal	17,892
Miscellaneous	(75,039)
Total expenses before reductions	25,511,821
Expense reductions	(71,853)	25,439,968
Net investment income (loss)		84,749,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,324,016
Fidelity Central Funds	(3,165,563)
Foreign currency transactions	46,465
Futures contracts	15,071,591
Capital gain distributions from Fidelity Central Funds	123,366
Total net realized gain (loss)		15,399,875
Change in net unrealized appreciation (depreciation) on: Investment securities	201,626,384
Assets and liabilities in foreign currencies	8,058
Futures contracts	2,584,211
Total change in net unrealized appreciation (depreciation)		204,218,653
Net gain (loss)		219,618,528
Net increase (decrease) in net assets resulting from operations		$304,367,808

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,749,280	$81,712,898
Net realized gain (loss)	15,399,875	90,968,277
Change in net unrealized appreciation (depreciation)	204,218,653	(170,470,134)
Net increase (decrease) in net assets resulting from operations	304,367,808	2,211,041
Distributions to shareholders from net investment income	(86,840,636)	(78,832,211)
Distributions to shareholders from net realized gain	(98,475,385)	(154,642,623)
Total distributions	(185,316,021)	(233,474,834)
Share transactions - net increase (decrease)	18,247,792	(5,269,549)
Total increase (decrease) in net assets	137,299,579	(236,533,342)
Net Assets
Beginning of period	4,789,422,960	5,025,956,302
End of period	$4,926,722,539	$4,789,422,960
Other Information
Undistributed net investment income end of period	$5,924,233	$7,982,127

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.93	$13.56	$13.42	$13.37	$12.62
Income from Investment Operations
Net investment income (loss)A	.19	.18	.16	.14	.18
Net realized and unrealized gain (loss)	.59	(.22)	.44	.31	.91
Total from investment operations	.78	(.04)	.60	.45	1.09
Distributions from net investment income	(.20)	(.17)	(.15)	(.14)	(.18)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.47)	(.59)	(.46)B	(.40)C	(.34)
Net asset value, end of period	$13.24	$12.93	$13.56	$13.42	$13.37
Total ReturnD,E	6.18%	(.33)%	4.54%	3.47%	8.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%	.83%	.82%	.82%	.84%
Expenses net of fee waivers, if any	.83%	.83%	.82%	.82%	.84%
Expenses net of all reductions	.83%	.83%	.82%	.82%	.83%
Net investment income (loss)	1.47%	1.32%	1.16%	1.03%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$42,221	$38,841	$38,733	$43,449	$46,763
Portfolio turnover rateH	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$13.53	$13.40	$13.34	$12.60
Income from Investment Operations
Net investment income (loss)A	.16	.14	.12	.10	.14
Net realized and unrealized gain (loss)	.58	(.21)	.43	.33	.90
Total from investment operations	.74	(.07)	.55	.43	1.04
Distributions from net investment income	(.17)	(.14)	(.12)	(.10)	(.15)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.43)B	(.56)	(.42)	(.37)	(.30)C
Net asset value, end of period	$13.21	$12.90	$13.53	$13.40	$13.34
Total ReturnD,E	5.93%	(.59)%	4.20%	3.28%	8.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%	1.10%	1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	1.09%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.09%	1.10%	1.09%	1.09%	1.10%
Net investment income (loss)	1.21%	1.06%	.89%	.75%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$25,052	$19,162	$21,010	$19,844	$18,870
Portfolio turnover rateH	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.85	$13.48	$13.35	$13.30	$12.57
Income from Investment Operations
Net investment income (loss)A	.09	.07	.05	.03	.08
Net realized and unrealized gain (loss)	.60	(.21)	.43	.33	.89
Total from investment operations	.69	(.14)	.48	.36	.97
Distributions from net investment income	(.10)	(.07)	(.05)	(.04)	(.08)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.37)	(.49)	(.35)	(.31)	(.24)
Net asset value, end of period	$13.17	$12.85	$13.48	$13.35	$13.30
Total ReturnB,C	5.49%	(1.09)%	3.70%	2.73%	7.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.59%	1.60%	1.60%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%	1.60%	1.60%	1.60%	1.60%
Expenses net of all reductions	1.59%	1.60%	1.60%	1.59%	1.60%
Net investment income (loss)	.71%	.56%	.39%	.25%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$29,337	$28,515	$26,225	$24,910	$22,600
Portfolio turnover rateF	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$13.57	$13.44	$13.39	$12.64
Income from Investment Operations
Net investment income (loss)A	.23	.22	.20	.18	.22
Net realized and unrealized gain (loss)	.60	(.22)	.43	.31	.91
Total from investment operations	.83	–	.63	.49	1.13
Distributions from net investment income	(.24)	(.21)	(.20)	(.18)	(.22)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.51)	(.63)	(.50)	(.44)B	(.38)
Net asset value, end of period	$13.26	$12.94	$13.57	$13.44	$13.39
Total ReturnC	6.58%	(.04)%	4.80%	3.79%	9.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%	.53%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52%	.53%	.53%	.53%	.54%
Expenses net of all reductions	.52%	.52%	.52%	.52%	.54%
Net investment income (loss)	1.78%	1.63%	1.46%	1.32%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$4,802,797	$4,685,019	$4,923,702	$4,708,494	$4,595,339
Portfolio turnover rateF	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$13.57	$13.44	$13.38	$12.64
Income from Investment Operations
Net investment income (loss)A	.22	.21	.19	.17	.21
Net realized and unrealized gain (loss)	.60	(.21)	.43	.33	.90
Total from investment operations	.82	–	.62	.50	1.11
Distributions from net investment income	(.24)	(.21)	(.19)	(.17)	(.22)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.50)B	(.63)	(.49)	(.44)	(.37)C
Net asset value, end of period	$13.26	$12.94	$13.57	$13.44	$13.38
Total ReturnD	6.56%	(.08)%	4.74%	3.83%	8.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%	.57%	.56%	.57%	.58%
Expenses net of fee waivers, if any	.57%	.57%	.56%	.57%	.58%
Expenses net of all reductions	.57%	.57%	.56%	.56%	.57%
Net investment income (loss)	1.73%	1.59%	1.42%	1.29%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$27,315	$16,388	$14,204	$32,926	$30,383
Portfolio turnover rateG	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.0	9.9
Fannie Mae	6.5	5.6
Freddie Mac	3.2	2.6
Ginnie Mae	2.0	2.1
Illinois Gen. Oblig.	1.3	1.4
	23.0

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	21.7%
AAA,AA,A	6.9%
BBB	13.4%
BB and Below	9.2%
Not Rated	0.2%
Equities*	28.6%
Short-Term Investments and Net Other Assets	20.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	8.9%
BBB	13.4%
BB and Below	10.6%
Not Rated	0.3%
Equities*	30.0%
Short-Term Investments and Net Other Assets	16.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.5
Amazon.com, Inc.	0.4	0.2
Facebook, Inc. Class A	0.3	0.2
Medtronic PLC	0.3	0.3
Alphabet, Inc. Class C	0.2	0.2
	1.7

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	28.2
Energy	6.1	5.7
Consumer Discretionary	5.7	6.6
Information Technology	5.5	5.0
Health Care	4.3	4.2

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	28.7%
Bond Class	50.9%
Short-Term Class	20.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of March 31, 2016
Stock Class and Equity Futures*	31.1%
Bond Class	52.6%
Short-Term Class	16.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 18.0% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 28.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,755,579	$11,200,594
Fidelity Consumer Discretionary Central Fund (a)	89,065	22,155,799
Fidelity Consumer Staples Central Fund (a)	72,913	16,624,110
Fidelity Emerging Markets Equity Central Fund (a)	141,123	28,584,388
Fidelity Energy Central Fund (a)	105,100	13,396,050
Fidelity Financials Central Fund (a)	433,534	36,737,665
Fidelity Health Care Central Fund (a)	75,740	26,406,580
Fidelity Industrials Central Fund (a)	81,904	19,838,054
Fidelity Information Technology Central Fund (a)	132,579	43,782,735
Fidelity International Equity Central Fund (a)	598,814	44,887,078
Fidelity Materials Central Fund (a)	28,504	6,081,059
Fidelity Real Estate Equity Central Fund (a)	64,672	7,317,630
Fidelity Telecom Services Central Fund (a)	25,087	4,803,468
Fidelity Utilities Central Fund (a)	39,614	6,453,963
TOTAL EQUITY CENTRAL FUNDS
(Cost $204,749,623)		288,269,173

Fixed-Income Central Funds - 53.9%
High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (a)	528,812	5,399,172
Fidelity Floating Rate Central Fund (a)	98,554	10,112,638
Fidelity High Income Central Fund 1 (a)	351,038	34,412,284

TOTAL HIGH YIELD FIXED-INCOME FUNDS		49,924,094

Investment Grade Fixed-Income Funds - 48.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	431,843	44,523,012
Fidelity Investment Grade Bond Central Fund (a)	4,062,403	447,839,272

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		492,362,284

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $515,241,330)		542,286,378

Money Market Central Funds - 16.9%
Fidelity Cash Central Fund, 0.43% (b)	49,446,179	49,461,013
Fidelity Money Market Central Fund, 0.86% (b)	121,053,798	121,078,009
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $170,501,590)		170,539,022
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.31% 11/3/16 to 12/29/16 (c)
(Cost $669,752)	670,000	669,801
	Shares	Value

Investment Companies - 0.5%
iShares Core MSCI Emerging Markets ETF	95,415	$4,351,876
iShares S&P 500 Index ETF	2,285	497,125
TOTAL INVESTMENT COMPANIES
(Cost $4,791,829)		4,849,001
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $895,954,124)		1,006,613,375
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(545,560)
NET ASSETS - 100%		$1,006,067,815

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
316 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	14,417,500	$181,084

The face value of futures sold as a percentage of Net Assets is 1.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $669,801.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$115,166
Fidelity Commodity Strategy Central Fund	22,249
Fidelity Consumer Discretionary Central Fund	336,163
Fidelity Consumer Staples Central Fund	364,820
Fidelity Emerging Markets Debt Central Fund	316,828
Fidelity Emerging Markets Equity Central Fund	524,258
Fidelity Energy Central Fund	171,155
Fidelity Financials Central Fund	617,781
Fidelity Floating Rate Central Fund	481,061
Fidelity Health Care Central Fund	187,482
Fidelity High Income Central Fund 1	2,785,291
Fidelity Industrials Central Fund	278,370
Fidelity Inflation-Protected Bond Index Central Fund	7,280
Fidelity Information Technology Central Fund	312,372
Fidelity International Equity Central Fund	1,192,738
Fidelity Investment Grade Bond Central Fund	13,239,553
Fidelity Materials Central Fund	120,189
Fidelity Money Market Central Fund	649,634
Fidelity Real Estate Equity Central Fund	241,121
Fidelity Telecom Services Central Fund	99,610
Fidelity Utilities Central Fund	168,257
Total	$22,231,378

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,697,494	$13,803,458	$5,244,054	$11,200,594	2.4%
Fidelity Consumer Discretionary Central Fund	20,387,608	3,195,584	2,741,416	22,155,799	1.4%
Fidelity Consumer Staples Central Fund	13,806,719	2,513,477	1,463,549	16,624,110	1.3%
Fidelity Emerging Markets Debt Central Fund	4,259,880	901,638	347,452	5,399,172	4.6%
Fidelity Emerging Markets Equity Central Fund	2,926,000	24,306,805	1,037,853	28,584,388	6.9%
Fidelity Energy Central Fund	10,256,547	1,726,398	1,073,439	13,396,050	1.3%
Fidelity Financials Central Fund	32,154,992	6,177,538	3,208,638	36,737,665	1.4%
Fidelity Floating Rate Central Fund	9,072,077	1,692,183	736,446	10,112,638	0.6%
Fidelity Health Care Central Fund	23,050,967	4,051,049	2,341,619	26,406,580	1.3%
Fidelity High Income Central Fund 1	39,802,986	12,121,879	19,246,860	34,412,284	4.3%
Fidelity Industrials Central Fund	16,214,599	2,762,227	1,703,567	19,838,054	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	25,813,690	19,437,912	2,585,101	44,523,012	4.6%
Fidelity Information Technology Central Fund	33,415,994	5,343,643	4,180,263	43,782,735	1.4%
Fidelity International Equity Central Fund	46,026,721	6,994,354	9,944,128	44,887,078	2.1%
Fidelity Investment Grade Bond Central Fund	429,038,240	73,350,090	71,052,186	447,839,272	6.4%
Fidelity Materials Central Fund	5,048,199	855,575	508,260	6,081,059	1.5%
Fidelity Real Estate Equity Central Fund	9,716,859	1,387,618	5,397,814	7,317,630	4.2%
Fidelity Telecom Services Central Fund	3,449,973	974,642	444,921	4,803,468	1.3%
Fidelity Utilities Central Fund	5,434,770	1,016,624	729,219	6,453,963	1.4%
Total	$731,574,315	$182,612,694	$133,986,785	$830,555,551

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$288,269,173	$288,269,173	$--	$--
Fixed-Income Central Funds	542,286,378	542,286,378	--	--
Money Market Central Funds	170,539,022	170,539,022	--	--
Other Short-Term Investments	669,801	--	669,801	--
Investment Companies	4,849,001	4,849,001	--	--
Total Investments in Securities:	$1,006,613,375	$1,005,943,574	$669,801	$--
Derivative Instruments:
Assets
Futures Contracts	$181,084	$181,084	$--	$--
Total Assets	$181,084	$181,084	$--	$--
Total Derivative Instruments:	$181,084	$181,084	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$181,084	$0
Total Equity Risk	181,084	0
Total Value of Derivatives	$181,084	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.0%
United Kingdom	3.0%
Netherlands	1.4%
Mexico	1.3%
Japan	1.3%
Others (Individually Less Than 1%)	11.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,461,581)	$5,518,802
Fidelity Central Funds (cost $890,492,543)	1,001,094,573
Total Investments (cost $895,954,124)		$1,006,613,375
Receivable for investments sold		1,342,755
Receivable for fund shares sold		825,862
Distributions receivable from Fidelity Central Funds		15,761
Prepaid expenses		2,705
Other receivables		639
Total assets		1,008,801,097
Liabilities
Payable for fund shares redeemed	$2,155,074
Accrued management fee	341,155
Distribution and service plan fees payable	27,755
Payable for daily variation margin for derivative instruments	88,480
Other affiliated payables	95,076
Other payables and accrued expenses	25,742
Total liabilities		2,733,282
Net Assets		$1,006,067,815
Net Assets consist of:
Paid in capital		$951,566,089
Undistributed net investment income		1,334,530
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,673,139)
Net unrealized appreciation (depreciation) on investments		110,840,335
Net Assets		$1,006,067,815
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($23,868,386 ÷ 2,247,177 shares)		$10.62
Maximum offering price per share (100/94.25 of $10.62)		$11.27
Class T:
Net Asset Value and redemption price per share ($11,833,951 ÷ 1,115,200 shares)		$10.61
Maximum offering price per share (100/96.50 of $10.61)		$10.99
Class C:
Net Asset Value and offering price per share ($21,579,007 ÷ 2,042,462 shares)(a)		$10.57
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($937,285,054 ÷ 88,212,936 shares)		$10.63
Class I:
Net Asset Value, offering price and redemption price per share ($11,501,417 ÷ 1,082,667 shares)		$10.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$472,865
Interest		1,467
Income from Fidelity Central Funds		22,231,378
Total income		22,705,710
Expenses
Management fee	$3,829,926
Transfer agent fees	747,513
Distribution and service plan fees	330,379
Accounting fees and expenses	337,876
Custodian fees and expenses	1,377
Independent trustees' fees and expenses	4,072
Registration fees	101,043
Audit	40,180
Legal	3,217
Miscellaneous	(15,456)
Total expenses before reductions	5,380,127
Expense reductions	(15,925)	5,364,202
Net investment income (loss)		17,341,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,356,699
Fidelity Central Funds	(4,476,842)
Foreign currency transactions	9,746
Futures contracts	1,600,981
Capital gain distributions from Fidelity Central Funds	10,854
Total net realized gain (loss)		(1,498,562)
Change in net unrealized appreciation (depreciation) on: Investment securities	55,019,932
Assets and liabilities in foreign currencies	1,470
Futures contracts	644,935
Total change in net unrealized appreciation (depreciation)		55,666,337
Net gain (loss)		54,167,775
Net increase (decrease) in net assets resulting from operations		$71,509,283

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,341,508	$15,099,160
Net realized gain (loss)	(1,498,562)	707,878
Change in net unrealized appreciation (depreciation)	55,666,337	(21,533,426)
Net increase (decrease) in net assets resulting from operations	71,509,283	(5,726,388)
Distributions to shareholders from net investment income	(17,547,432)	(14,360,533)
Distributions to shareholders from net realized gain	(13,942,288)	(23,090,456)
Total distributions	(31,489,720)	(37,450,989)
Share transactions - net increase (decrease)	84,393,310	108,456,289
Total increase (decrease) in net assets	124,412,873	65,278,912
Net Assets
Beginning of period	881,654,942	816,376,030
End of period	$1,006,067,815	$881,654,942
Other Information
Undistributed net investment income end of period	$1,334,530	$1,529,997

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.19	$10.71	$10.43	$10.15	$9.37
Income from Investment Operations
Net investment income (loss)A	.16	.15	.14	.12	.14
Net realized and unrealized gain (loss)	.60	(.23)	.46	.44	.89
Total from investment operations	.76	(.08)	.60	.56	1.03
Distributions from net investment income	(.17)	(.15)	(.13)	(.11)	(.14)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.33)	(.44)B	(.32)C	(.28)	(.25)
Net asset value, end of period	$10.62	$10.19	$10.71	$10.43	$10.15
Total ReturnD,E	7.61%	(.79)%	5.83%	5.64%	11.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%	.86%	.85%	.87%	.89%
Expenses net of fee waivers, if any	.85%	.86%	.85%	.87%	.89%
Expenses net of all reductions	.85%	.86%	.85%	.87%	.88%
Net investment income (loss)	1.58%	1.45%	1.29%	1.15%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$23,868	$21,424	$22,071	$15,100	$11,431
Portfolio turnover rateH	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$10.70	$10.42	$10.14	$9.36
Income from Investment Operations
Net investment income (loss)A	.14	.13	.11	.09	.12
Net realized and unrealized gain (loss)	.59	(.23)	.46	.44	.89
Total from investment operations	.73	(.10)	.57	.53	1.01
Distributions from net investment income	(.14)	(.12)	(.10)	(.08)	(.12)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.30)	(.42)	(.29)B	(.25)	(.23)
Net asset value, end of period	$10.61	$10.18	$10.70	$10.42	$10.14
Total ReturnC,D	7.33%	(1.02)%	5.53%	5.37%	10.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%	1.12%	1.13%	1.13%	1.14%
Expenses net of fee waivers, if any	1.11%	1.12%	1.13%	1.13%	1.14%
Expenses net of all reductions	1.11%	1.12%	1.13%	1.13%	1.13%
Net investment income (loss)	1.32%	1.18%	1.01%	.89%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$11,834	$11,098	$9,932	$7,064	$6,542
Portfolio turnover rateG	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.66	$10.38	$10.12	$9.34
Income from Investment Operations
Net investment income (loss)A	.08	.07	.06	.04	.07
Net realized and unrealized gain (loss)	.60	(.22)	.46	.43	.89
Total from investment operations	.68	(.15)	.52	.47	.96
Distributions from net investment income	(.09)	(.07)	(.06)	(.04)	(.07)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.25)	(.37)	(.24)	(.21)	(.18)
Net asset value, end of period	$10.57	$10.14	$10.66	$10.38	$10.12
Total ReturnB,C	6.85%	(1.51)%	5.09%	4.75%	10.41%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.61%	1.62%	1.62%	1.64%	1.66%
Expenses net of fee waivers, if any	1.61%	1.62%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.61%	1.61%	1.61%	1.63%	1.64%
Net investment income (loss)	.82%	.69%	.52%	.39%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$21,579	$19,621	$16,976	$12,001	$7,937
Portfolio turnover rateF	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.71	$10.43	$10.15	$9.37
Income from Investment Operations
Net investment income (loss)A	.20	.19	.17	.15	.17
Net realized and unrealized gain (loss)	.59	(.22)	.46	.44	.89
Total from investment operations	.79	(.03)	.63	.59	1.06
Distributions from net investment income	(.20)	(.18)	(.17)	(.14)	(.17)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.36)	(.48)	(.35)	(.31)	(.28)
Net asset value, end of period	$10.63	$10.20	$10.71	$10.43	$10.15
Total ReturnB	7.94%	(.38)%	6.19%	5.96%	11.53%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.55%	.55%	.56%	.58%
Expenses net of fee waivers, if any	.54%	.55%	.55%	.56%	.58%
Expenses net of all reductions	.53%	.54%	.55%	.56%	.58%
Net investment income (loss)	1.90%	1.76%	1.59%	1.46%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$937,285	$820,206	$757,908	$560,306	$364,386
Portfolio turnover rateE	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.71	$10.43	$10.16	$9.37
Income from Investment Operations
Net investment income (loss)A	.19	.18	.16	.14	.17
Net realized and unrealized gain (loss)	.59	(.22)	.47	.44	.90
Total from investment operations	.78	(.04)	.63	.58	1.07
Distributions from net investment income	(.20)	(.17)	(.16)	(.13)	(.17)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.36)	(.47)	(.35)B	(.31)C	(.28)
Net asset value, end of period	$10.62	$10.20	$10.71	$10.43	$10.16
Total ReturnD	7.80%	(.46)%	6.12%	5.81%	11.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%	.61%	.62%	.62%	.65%
Expenses net of fee waivers, if any	.60%	.61%	.62%	.62%	.65%
Expenses net of all reductions	.60%	.61%	.62%	.62%	.64%
Net investment income (loss)	1.84%	1.69%	1.52%	1.40%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$11,501	$8,759	$8,616	$4,663	$2,099
Portfolio turnover rateG	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, , the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.0	8.8
Fannie Mae	5.7	4.9
Freddie Mac	2.8	2.2
Ginnie Mae	1.7	1.8
Illinois Gen. Oblig.	1.1	1.2
	20.3

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	19.2%
AAA,AA,A	5.7%
BBB	12.1%
BB and Below	8.3%
Not Rated	0.2%
Equities*	37.1%
Short-Term Investments and Net Other Assets	17.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	17.7%
AAA,AA,A	7.7%
BBB	11.9%
BB and Below	9.8%
Not Rated	0.2%
Equities*	38.1%
Short-Term Investments and Net Other Assets	14.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.6
Amazon.com, Inc.	0.5	0.3
Facebook, Inc. Class A	0.4	0.3
Medtronic PLC	0.4	0.3
Alphabet, Inc. Class C	0.3	0.3
	2.2

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	22.9
Consumer Discretionary	6.8	7.5
Information Technology	6.7	6.0
Energy	6.0	5.7
Health Care	5.4	5.0

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	37.1%
Bond Class	45.1%
Short-Term Class	17.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
Stock Class and Equity Futures*	40.5%
Bond Class	46.4%
Short-Term Class	13.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 36.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,226,292	$14,203,746
Fidelity Consumer Discretionary Central Fund (a)	140,592	34,973,621
Fidelity Consumer Staples Central Fund (a)	115,141	26,252,099
Fidelity Emerging Markets Equity Central Fund (a)	83,171	16,846,249
Fidelity Energy Central Fund (a)	165,826	21,136,161
Fidelity Financials Central Fund (a)	685,000	58,046,913
Fidelity Health Care Central Fund (a)	119,667	41,721,891
Fidelity Industrials Central Fund (a)	129,309	31,319,965
Fidelity Information Technology Central Fund (a)	209,079	69,046,230
Fidelity International Equity Central Fund (a)	1,050,880	78,773,956
Fidelity Materials Central Fund (a)	44,985	9,597,095
Fidelity Real Estate Equity Central Fund (a)	75,833	8,580,493
Fidelity Telecom Services Central Fund (a)	39,754	7,611,629
Fidelity Utilities Central Fund (a)	62,646	10,206,237
TOTAL EQUITY CENTRAL FUNDS
(Cost $322,884,715)		428,316,285

Fixed-Income Central Funds - 47.8%
High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (a)	615,711	6,286,409
Fidelity Floating Rate Central Fund (a)	115,719	11,873,894
Fidelity High Income Central Fund 1 (a)	408,898	40,084,318

TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,244,621

Investment Grade Fixed-Income Funds - 42.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	469,118	48,366,031
Fidelity Investment Grade Bond Central Fund (a)	4,113,034	453,420,893

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		501,786,924

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $536,134,260)		560,031,545

Money Market Central Funds - 14.5%
Fidelity Cash Central Fund, 0.43% (b)	72,304,902	72,326,593
Fidelity Money Market Central Fund, 0.86% (b)	98,068,435	98,088,048
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $170,375,098)		170,414,641
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $159,917)	160,000	159,960
	Shares	Value

Investment Companies - 1.2%
iShares Core MSCI Emerging Markets ETF	204,600	$9,331,807
iShares S&P 500 Index ETF	19,949	4,340,104
TOTAL INVESTMENT COMPANIES
(Cost $13,147,809)		13,671,911
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,042,701,799)		1,172,594,342
NET OTHER ASSETS (LIABILITIES) - 0.0%		(252,392)
NET ASSETS - 100%		$1,172,341,950

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$226,248
Fidelity Commodity Strategy Central Fund	28,048
Fidelity Consumer Discretionary Central Fund	521,669
Fidelity Consumer Staples Central Fund	565,406
Fidelity Emerging Markets Debt Central Fund	366,085
Fidelity Emerging Markets Equity Central Fund	295,940
Fidelity Energy Central Fund	265,699
Fidelity Financials Central Fund	956,641
Fidelity Floating Rate Central Fund	560,266
Fidelity Health Care Central Fund	290,888
Fidelity High Income Central Fund 1	3,207,867
Fidelity Industrials Central Fund	431,545
Fidelity Inflation-Protected Bond Index Central Fund	7,827
Fidelity Information Technology Central Fund	485,623
Fidelity International Equity Central Fund	2,002,320
Fidelity Investment Grade Bond Central Fund	13,193,569
Fidelity Materials Central Fund	186,464
Fidelity Money Market Central Fund	450,075
Fidelity Real Estate Equity Central Fund	279,723
Fidelity Telecom Services Central Fund	153,775
Fidelity Utilities Central Fund	261,341
Total	$24,737,019

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,014,752	$16,752,029	$5,749,644	$14,203,746	3.0%
Fidelity Consumer Discretionary Central Fund	31,124,334	4,996,504	3,105,821	34,973,621	2.2%
Fidelity Consumer Staples Central Fund	21,075,028	3,895,278	1,424,371	26,252,099	2.0%
Fidelity Emerging Markets Debt Central Fund	4,858,080	1,043,328	289,027	6,286,409	5.3%
Fidelity Emerging Markets Equity Central Fund	8,204,387	7,941,364	1,508,405	16,846,249	4.1%
Fidelity Energy Central Fund	15,640,813	2,705,458	1,032,586	21,136,161	2.1%
Fidelity Financials Central Fund	49,091,613	9,714,023	3,134,358	58,046,913	2.3%
Fidelity Floating Rate Central Fund	10,439,176	1,963,223	626,518	11,873,894	0.7%
Fidelity Health Care Central Fund	35,184,313	6,369,403	2,286,472	41,721,891	2.1%
Fidelity High Income Central Fund 1	45,170,220	13,970,171	21,041,499	40,084,318	5.0%
Fidelity Industrials Central Fund	24,751,343	4,306,171	1,645,911	31,319,965	2.3%
Fidelity Inflation-Protected Bond Index Central Fund	27,305,449	21,040,046	1,971,648	48,366,031	5.0%
Fidelity Information Technology Central Fund	50,986,908	8,330,688	4,381,837	69,046,230	2.1%
Fidelity International Equity Central Fund	73,069,208	12,152,815	9,371,640	78,773,956	3.7%
Fidelity Investment Grade Bond Central Fund	425,077,464	78,366,350	66,409,955	453,420,893	6.4%
Fidelity Materials Central Fund	7,702,422	1,342,606	488,061	9,597,095	2.4%
Fidelity Real Estate Equity Central Fund	11,101,926	1,638,375	6,016,868	8,580,493	4.9%
Fidelity Telecom Services Central Fund	5,267,814	1,492,651	421,263	7,611,629	2.0%
Fidelity Utilities Central Fund	8,293,008	1,576,130	803,397	10,206,237	2.2%
Total	$856,358,258	$199,596,613	$131,709,281	$988,347,830

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$428,316,285	$428,316,285	$--	$--
Fixed-Income Central Funds	560,031,545	560,031,545	--	--
Money Market Central Funds	170,414,641	170,414,641	--	--
Other Short-Term Investments	159,960	--	159,960	--
Investment Companies	13,671,911	13,671,911	--	--
Total Investments in Securities:	$1,172,594,342	$1,172,434,382	$159,960	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.0%
United Kingdom	3.1%
Japan	1.8%
Netherlands	1.2%
Mexico	1.2%
Ireland	1.2%
Canada	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,307,726)	$13,831,871
Fidelity Central Funds (cost $1,029,394,073)	1,158,762,471
Total Investments (cost $1,042,701,799)		$1,172,594,342
Receivable for investments sold		322,810
Receivable for fund shares sold		659,049
Distributions receivable from Fidelity Central Funds		23,913
Prepaid expenses		3,111
Other receivables		749
Total assets		1,173,603,974
Liabilities
Payable for investments purchased	$65,096
Payable for fund shares redeemed	630,847
Accrued management fee	396,239
Transfer agent fee payable	79,034
Distribution and service plan fees payable	30,674
Other affiliated payables	33,875
Other payables and accrued expenses	26,259
Total liabilities		1,262,024
Net Assets		$1,172,341,950
Net Assets consist of:
Paid in capital		$1,099,804,287
Undistributed net investment income		4,373,033
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,727,913)
Net unrealized appreciation (depreciation) on investments		129,892,543
Net Assets		$1,172,341,950
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($40,045,919 ÷ 3,656,933 shares)		$10.95
Maximum offering price per share (100/94.25 of $10.95)		$11.62
Class T:
Net Asset Value and redemption price per share ($10,296,565 ÷ 941,780 shares)		$10.93
Maximum offering price per share (100/96.50 of $10.93)		$11.33
Class C:
Net Asset Value and offering price per share ($22,063,508 ÷ 2,024,518 shares)(a)		$10.90
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,084,410,821 ÷ 99,000,271 shares)		$10.95
Class I:
Net Asset Value, offering price and redemption price per share ($15,525,137 ÷ 1,417,213 shares)		$10.95

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$712,117
Interest		1,221
Income from Fidelity Central Funds		24,737,019
Total income		25,450,357
Expenses
Management fee	$4,408,166
Transfer agent fees	902,085
Distribution and service plan fees	352,699
Accounting fees and expenses	380,284
Custodian fees and expenses	1,427
Independent trustees' fees and expenses	4,678
Registration fees	116,095
Audit	40,224
Legal	3,670
Miscellaneous	(12,063)
Total expenses before reductions	6,197,265
Expense reductions	(21,804)	6,175,461
Net investment income (loss)		19,274,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,415,323
Fidelity Central Funds	(6,257,839)
Foreign currency transactions	13,864
Futures contracts	4,343,853
Capital gain distributions from Fidelity Central Funds	5,976
Total net realized gain (loss)		(478,823)
Change in net unrealized appreciation (depreciation) on: Investment securities	71,043,746
Assets and liabilities in foreign currencies	1,185
Futures contracts	637,258
Total change in net unrealized appreciation (depreciation)		71,682,189
Net gain (loss)		71,203,366
Net increase (decrease) in net assets resulting from operations		$90,478,262

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,274,896	$16,273,056
Net realized gain (loss)	(478,823)	(4,043,806)
Change in net unrealized appreciation (depreciation)	71,682,189	(26,931,283)
Net increase (decrease) in net assets resulting from operations	90,478,262	(14,702,033)
Distributions to shareholders from net investment income	(19,559,955)	(14,342,957)
Distributions to shareholders from net realized gain	(12,743,655)	(24,422,962)
Total distributions	(32,303,610)	(38,765,919)
Share transactions - net increase (decrease)	116,130,128	226,957,042
Total increase (decrease) in net assets	174,304,780	173,489,090
Net Assets
Beginning of period	998,037,170	824,548,080
End of period	$1,172,341,950	$998,037,170
Other Information
Undistributed net investment income end of period	$4,373,033	$4,646,251

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.16	.16	.14	.12	.14
Net realized and unrealized gain (loss)	.70	(.28)	.59	.66	1.07
Total from investment operations	.86	(.12)	.73	.78	1.21
Distributions from net investment income	(.17)	(.14)	(.15)	(.10)	(.14)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.30)	(.45)	(.43)	(.23)	(.23)
Net asset value, end of period	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnB,C	8.44%	(1.19)%	6.98%	7.88%	13.47%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.85%	.85%	.87%	.90%
Expenses net of fee waivers, if any	.84%	.85%	.85%	.87%	.90%
Expenses net of all reductions	.84%	.84%	.85%	.86%	.89%
Net investment income (loss)	1.53%	1.44%	1.31%	1.21%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$40,046	$30,959	$25,419	$16,042	$14,048
Portfolio turnover rateF	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.94	$10.64	$10.09	$9.12
Income from Investment Operations
Net investment income (loss)A	.13	.13	.11	.10	.12
Net realized and unrealized gain (loss)	.70	(.28)	.59	.66	1.06
Total from investment operations	.83	(.15)	.70	.76	1.18
Distributions from net investment income	(.14)	(.11)	(.12)	(.08)	(.12)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.27)	(.42)	(.40)	(.21)	(.21)
Net asset value, end of period	$10.93	$10.37	$10.94	$10.64	$10.09
Total ReturnB,C	8.12%	(1.45)%	6.72%	7.62%	13.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.12%	1.11%	1.12%	1.14%	1.17%
Expenses net of fee waivers, if any	1.12%	1.11%	1.12%	1.14%	1.15%
Expenses net of all reductions	1.12%	1.10%	1.12%	1.13%	1.14%
Net investment income (loss)	1.25%	1.18%	1.04%	.94%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$10,297	$9,309	$8,295	$6,969	$4,803
Portfolio turnover rateF	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.91	$10.62	$10.08	$9.11
Income from Investment Operations
Net investment income (loss)A	.08	.07	.06	.04	.07
Net realized and unrealized gain (loss)	.70	(.27)	.58	.66	1.06
Total from investment operations	.78	(.20)	.64	.70	1.13
Distributions from net investment income	(.09)	(.06)	(.07)	(.03)	(.08)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.22)	(.37)	(.35)	(.16)	(.16)B
Net asset value, end of period	$10.90	$10.34	$10.91	$10.62	$10.08
Total ReturnC,D	7.62%	(1.94)%	6.17%	7.02%	12.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.61%	1.62%	1.62%	1.64%	1.67%
Expenses net of fee waivers, if any	1.61%	1.62%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.61%	1.62%	1.62%	1.63%	1.64%
Net investment income (loss)	.76%	.67%	.54%	.44%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$22,064	$19,515	$15,769	$9,272	$6,814
Portfolio turnover rateG	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.19	.19	.17	.16	.18
Net realized and unrealized gain (loss)	.70	(.28)	.59	.65	1.06
Total from investment operations	.89	(.09)	.76	.81	1.24
Distributions from net investment income	(.20)	(.17)	(.18)	(.13)	(.17)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.33)	(.48)	(.46)	(.26)	(.26)
Net asset value, end of period	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnB	8.76%	(.90)%	7.29%	8.21%	13.78%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.55%	.56%	.57%	.59%
Expenses net of fee waivers, if any	.54%	.55%	.56%	.57%	.59%
Expenses net of all reductions	.54%	.54%	.56%	.56%	.58%
Net investment income (loss)	1.83%	1.74%	1.60%	1.51%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$1,084,411	$917,607	$769,619	$495,019	$328,995
Portfolio turnover rateE	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.19	.18	.17	.15	.17
Net realized and unrealized gain (loss)	.69	(.27)	.58	.66	1.06
Total from investment operations	.88	(.09)	.75	.81	1.23
Distributions from net investment income	(.19)	(.17)	(.18)	(.13)	(.16)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.32)	(.48)	(.45)B	(.26)	(.25)
Net asset value, end of period	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnC	8.67%	(.90)%	7.25%	8.15%	13.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.60%	.58%	.63%	.66%
Expenses net of fee waivers, if any	.58%	.60%	.58%	.63%	.65%
Expenses net of all reductions	.58%	.60%	.57%	.62%	.64%
Net investment income (loss)	1.79%	1.69%	1.59%	1.45%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$15,525	$20,038	$4,256	$1,196	$911
Portfolio turnover rateF	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.8
Amazon.com, Inc.	0.7	0.4
Facebook, Inc. Class A	0.5	0.4
Medtronic PLC	0.5	0.4
Alphabet, Inc. Class C	0.4	0.4
Alphabet, Inc. Class A	0.4	0.4
General Electric Co.	0.4	0.5
Allergan PLC	0.4	0.2
British American Tobacco PLC sponsored ADR	0.4	0.3
Berkshire Hathaway, Inc. Class B	0.3	0.3
	4.8

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	20.0
Information Technology	8.5	7.6
Consumer Discretionary	7.9	8.6
Health Care	6.5	6.1
Energy	6.4	6.1

Top Five Bond Issuers as of September 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.2	8.0
Fannie Mae	4.9	4.3
Freddie Mac	2.4	2.0
Ginnie Mae	1.7	1.5
Illinois Gen. Oblig.	0.9	1.0
	18.1

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	17.2%
AAA,AA,A	5.1%
BBB	10.2%
BB and Below	8.1%
Not Rated	0.1%
Equities*	46.8%
Short-Term Investments and Net Other Assets	12.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	15.8%
AAA,AA,A	6.8%
BBB	10.3%
BB and Below	9.4%
Not Rated	0.2%
Equities*	47.6%
Short-Term Investments and Net Other Assets	9.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	46.9%
Bond Class	40.2%
Short-Term Class	12.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
Stock Class and Equity Futures*	50.3%
Bond Class	41.4%
Short-Term Class	8.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 46.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	14,617,308	$93,258,426
Fidelity Consumer Discretionary Central Fund (a)	1,191,787	296,469,005
Fidelity Consumer Staples Central Fund (a)	971,306	221,457,869
Fidelity Emerging Markets Equity Central Fund (a)	611,482	123,855,678
Fidelity Energy Central Fund (a)	1,397,089	178,072,990
Fidelity Financials Central Fund (a)	5,766,135	488,622,266
Fidelity Health Care Central Fund (a)	1,006,049	350,759,138
Fidelity Industrials Central Fund (a)	1,092,032	264,500,993
Fidelity Information Technology Central Fund (a)	1,771,054	584,872,734
Fidelity International Equity Central Fund (a)	9,639,861	722,603,960
Fidelity Materials Central Fund (a)	381,252	81,336,374
Fidelity Real Estate Equity Central Fund (a)	489,484	55,385,111
Fidelity Telecom Services Central Fund (a)	327,586	62,722,849
Fidelity Utilities Central Fund (a)	526,070	85,707,338
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,202,102,415)		3,609,624,731

Fixed-Income Central Funds - 42.6%
High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (a)	4,013,210	40,974,871
Fidelity Floating Rate Central Fund (a)	765,555	78,553,615
Fidelity High Income Central Fund 1 (a)	2,704,952	265,166,398

TOTAL HIGH YIELD FIXED-INCOME FUNDS		384,694,884

Investment Grade Fixed-Income Funds - 37.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,940,982	303,215,289
Fidelity Investment Grade Bond Central Fund (a)	23,715,258	2,614,370,089

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,917,585,378

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,041,485,428)		3,302,280,262

Money Market Central Funds - 9.8%
Fidelity Cash Central Fund, 0.43% (b)	447,778,829	447,913,162
Fidelity Money Market Central Fund, 0.86% (b)	309,400,933	309,462,813
Fidelity Securities Lending Cash Central Fund 0.46% (b)(c)	534,643	534,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $757,721,125)		757,910,725
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $1,329,322)	1,330,000	1,329,672
	Shares	Value

Investment Companies - 1.1%
iShares Core MSCI Emerging Markets ETF (d)	1,600,714	$73,008,568
iShares S&P 500 Index ETF	77,734	16,911,809
TOTAL INVESTMENT COMPANIES
(Cost $89,753,285)		89,920,377
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,092,391,575)		7,761,065,767
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,469,484)
NET ASSETS - 100%		$7,758,596,283

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,514,089
Fidelity Commodity Strategy Central Fund	186,082
Fidelity Consumer Discretionary Central Fund	4,778,388
Fidelity Consumer Staples Central Fund	5,164,710
Fidelity Emerging Markets Debt Central Fund	2,584,807
Fidelity Emerging Markets Equity Central Fund	2,379,256
Fidelity Energy Central Fund	2,434,123
Fidelity Financials Central Fund	8,751,584
Fidelity Floating Rate Central Fund	4,018,437
Fidelity Health Care Central Fund	2,657,584
Fidelity High Income Central Fund 1	23,386,103
Fidelity Industrials Central Fund	3,940,346
Fidelity Inflation-Protected Bond Index Central Fund	51,141
Fidelity Information Technology Central Fund	4,392,924
Fidelity International Equity Central Fund	19,416,946
Fidelity Investment Grade Bond Central Fund	82,827,147
Fidelity Materials Central Fund	1,709,417
Fidelity Money Market Central Fund	1,074,820
Fidelity Real Estate Equity Central Fund	1,964,359
Fidelity Securities Lending Cash Central Fund	117,271
Fidelity Telecom Services Central Fund	1,407,000
Fidelity Utilities Central Fund	2,365,803
Total	$177,122,337

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,107,624	$113,482,252	$42,708,871	$93,258,426	19.8%
Fidelity Consumer Discretionary Central Fund	305,753,520	7,894,176	35,850,204	296,469,005	18.8%
Fidelity Consumer Staples Central Fund	206,996,342	7,440,447	19,107,489	221,457,869	17.2%
Fidelity Emerging Markets Debt Central Fund	37,113,357	2,957,653	3,755,624	40,974,871	34.8%
Fidelity Emerging Markets Equity Central Fund	79,664,448	44,319,318	17,178,844	123,855,678	29.9%
Fidelity Energy Central Fund	153,679,962	4,090,577	14,078,556	178,072,990	17.7%
Fidelity Financials Central Fund	482,162,133	26,196,156	41,716,260	488,622,266	19.2%
Fidelity Floating Rate Central Fund	80,941,046	5,093,480	7,840,852	78,553,615	4.9%
Fidelity Health Care Central Fund	345,575,850	12,886,597	30,481,139	350,759,138	17.9%
Fidelity High Income Central Fund 1	348,630,207	65,721,003	162,447,401	265,166,398	33.4%
Fidelity Industrials Central Fund	243,088,770	6,609,219	22,270,767	264,500,993	19.2%
Fidelity Inflation-Protected Bond Index Central Fund	210,977,007	104,044,802	24,943,579	303,215,289	31.5%
Fidelity Information Technology Central Fund	500,998,244	9,833,124	54,755,870	584,872,734	18.2%
Fidelity International Equity Central Fund	730,899,356	39,498,423	76,323,652	722,603,960	33.8%
Fidelity Investment Grade Bond Central Fund	2,900,282,297	213,063,258	597,577,147	2,614,370,089	37.1%
Fidelity Materials Central Fund	75,673,855	2,506,687	6,638,332	81,336,374	20.3%
Fidelity Real Estate Equity Central Fund	84,803,465	2,790,456	45,566,944	55,385,111	31.9%
Fidelity Telecom Services Central Fund	51,730,713	4,966,154	5,882,957	62,722,849	16.3%
Fidelity Utilities Central Fund	81,381,954	3,243,003	9,574,967	85,707,338	18.5%
Total	$6,934,460,150	$676,636,785	$1,218,699,455	$6,911,904,993

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,609,624,731	$3,609,624,731	$--	$--
Fixed-Income Central Funds	3,302,280,262	3,302,280,262	--	--
Money Market Central Funds	757,910,725	757,910,725	--	--
Other Short-Term Investments	1,329,672	--	1,329,672	--
Investment Companies	89,920,377	89,920,377	--	--
Total Investments in Securities:	$7,761,065,767	$7,759,736,095	$1,329,672	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.6%
United Kingdom	3.7%
Japan	2.5%
Ireland	1.5%
Netherlands	1.3%
Canada	1.2%
Mexico	1.1%
Germany	1.1%
France	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $524,515) — See accompanying schedule: Unaffiliated issuers (cost $91,082,607)	$91,250,049
Fidelity Central Funds (cost $6,001,308,968)	7,669,815,718
Total Investments (cost $6,092,391,575)		$7,761,065,767
Receivable for investments sold		6,023,306
Receivable for fund shares sold		2,122,013
Distributions receivable from Fidelity Central Funds		155,174
Prepaid expenses		21,405
Other receivables		220,207
Total assets		7,769,607,872
Liabilities
Payable for fund shares redeemed	$5,984,582
Accrued management fee	3,207,288
Transfer agent fee payable	849,197
Distribution and service plan fees payable	65,031
Other affiliated payables	132,711
Other payables and accrued expenses	238,030
Collateral on securities loaned, at value	534,750
Total liabilities		11,011,589
Net Assets		$7,758,596,283
Net Assets consist of:
Paid in capital		$7,001,714,107
Undistributed net investment income		27,626,827
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(939,418,843)
Net unrealized appreciation (depreciation) on investments		1,668,674,192
Net Assets		$7,758,596,283
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($77,724,471 ÷ 4,595,030 shares)		$16.91
Maximum offering price per share (100/94.25 of $16.91)		$17.94
Class T:
Net Asset Value and redemption price per share ($32,430,670 ÷ 1,919,360 shares)		$16.90
Maximum offering price per share (100/96.50 of $16.90)		$17.51
Class C:
Net Asset Value and offering price per share ($42,705,925 ÷ 2,543,064 shares)(a)		$16.79
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($7,566,062,210 ÷ 445,526,203 shares)		$16.98
Class I:
Net Asset Value, offering price and redemption price per share ($39,673,007 ÷ 2,340,239 shares)		$16.95

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$4,830,340
Interest		14,802
Income from Fidelity Central Funds		177,122,337
Total income		181,967,479
Expenses
Management fee	$38,228,992
Transfer agent fees	10,188,719
Distribution and service plan fees	779,753
Accounting and security lending fees	1,480,261
Custodian fees and expenses	2,684
Independent trustees' fees and expenses	34,280
Appreciation in deferred trustee compensation account	595
Registration fees	129,255
Audit	41,630
Legal	36,349
Miscellaneous	(63,396)
Total expenses before reductions	50,859,122
Expense reductions	(200,268)	50,658,854
Net investment income (loss)		131,308,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,939,313
Fidelity Central Funds	32,519,567
Foreign currency transactions	143,851
Futures contracts	34,618,111
Capital gain distributions from Fidelity Central Funds	6,653
Total net realized gain (loss)		76,227,495
Change in net unrealized appreciation (depreciation) on: Investment securities	488,067,481
Assets and liabilities in foreign currencies	6,315
Futures contracts	5,457,558
Total change in net unrealized appreciation (depreciation)		493,531,354
Net gain (loss)		569,758,849
Net increase (decrease) in net assets resulting from operations		$701,067,474

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$131,308,625	$133,185,209
Net realized gain (loss)	76,227,495	224,814,206
Change in net unrealized appreciation (depreciation)	493,531,354	(462,905,058)
Net increase (decrease) in net assets resulting from operations	701,067,474	(104,905,643)
Distributions to shareholders from net investment income	(137,724,737)	(123,762,955)
Distributions to shareholders from net realized gain	(287,947,103)	(522,702,610)
Total distributions	(425,671,840)	(646,465,565)
Share transactions - net increase (decrease)	(200,114,641)	298,082,778
Total increase (decrease) in net assets	75,280,993	(453,288,430)
Net Assets
Beginning of period	7,683,315,290	8,136,603,720
End of period	$7,758,596,283	$7,683,315,290
Other Information
Undistributed net investment income end of period	$27,626,827	$33,911,470

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.33	$17.99	$17.78	$16.36	$14.43
Income from Investment Operations
Net investment income (loss)A	.23	.23	.22	.19	.21
Net realized and unrealized gain (loss)	1.21	(.50)	1.13	1.43	1.98
Total from investment operations	1.44	(.27)	1.35	1.62	2.19
Distributions from net investment income	(.25)	(.22)	(.23)	(.19)	(.23)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.86)B	(1.39)	(1.14)	(.20)C	(.26)D
Net asset value, end of period	$16.91	$16.33	$17.99	$17.78	$16.36
Total ReturnE,F	9.19%	(1.70)%	7.96%	10.01%	15.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	.96%	.96%	.95%	.99%	1.01%
Expenses net of fee waivers, if any	.96%	.96%	.95%	.99%	1.01%
Expenses net of all reductions	.96%	.95%	.95%	.98%	1.00%
Net investment income (loss)	1.42%	1.34%	1.24%	1.12%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$77,724	$70,616	$72,246	$74,128	$61,693
Portfolio turnover rateI	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.31	$17.97	$17.76	$16.34	$14.41
Income from Investment Operations
Net investment income (loss)A	.19	.19	.17	.15	.17
Net realized and unrealized gain (loss)	1.22	(.51)	1.14	1.43	1.98
Total from investment operations	1.41	(.32)	1.31	1.58	2.15
Distributions from net investment income	(.20)	(.17)	(.19)	(.15)	(.20)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.82)	(1.34)	(1.10)	(.16)B	(.22)
Net asset value, end of period	$16.90	$16.31	$17.97	$17.76	$16.34
Total ReturnC,D	8.97%	(1.98)%	7.69%	9.76%	15.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.22%	1.22%	1.22%	1.24%	1.24%
Expenses net of fee waivers, if any	1.22%	1.22%	1.22%	1.24%	1.24%
Expenses net of all reductions	1.22%	1.22%	1.22%	1.22%	1.23%
Net investment income (loss)	1.15%	1.07%	.97%	.87%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$32,431	$30,381	$32,372	$28,826	$22,505
Portfolio turnover rateG	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.21	$17.88	$17.68	$16.27	$14.35
Income from Investment Operations
Net investment income (loss)A	.11	.10	.08	.06	.09
Net realized and unrealized gain (loss)	1.21	(.52)	1.13	1.43	1.98
Total from investment operations	1.32	(.42)	1.21	1.49	2.07
Distributions from net investment income	(.12)	(.08)	(.10)	(.07)	(.12)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.74)	(1.25)	(1.01)	(.08)B	(.15)C
Net asset value, end of period	$16.79	$16.21	$17.88	$17.68	$16.27
Total ReturnD,E	8.42%	(2.52)%	7.16%	9.21%	14.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of fee waivers, if any	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of all reductions	1.72%	1.72%	1.72%	1.73%	1.74%
Net investment income (loss)	.66%	.57%	.47%	.37%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$42,706	$42,095	$38,792	$31,204	$21,859
Portfolio turnover rateH	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.39	$18.06	$17.84	$16.41	$14.47
Income from Investment Operations
Net investment income (loss)A	.28	.29	.28	.24	.26
Net realized and unrealized gain (loss)	1.22	(.52)	1.14	1.44	1.99
Total from investment operations	1.50	(.23)	1.42	1.68	2.25
Distributions from net investment income	(.30)	(.27)	(.29)	(.24)	(.28)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.91)B	(1.44)	(1.20)	(.25)C	(.31)D
Net asset value, end of period	$16.98	$16.39	$18.06	$17.84	$16.41
Total ReturnE	9.56%	(1.45)%	8.33%	10.38%	15.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%	.66%	.66%	.68%	.69%
Expenses net of fee waivers, if any	.65%	.66%	.66%	.67%	.69%
Expenses net of all reductions	.65%	.65%	.66%	.66%	.68%
Net investment income (loss)	1.72%	1.63%	1.53%	1.43%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$7,566,062	$7,504,374	$7,956,041	$7,384,756	$6,838,743
Portfolio turnover rateH	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.36	$18.03	$17.81	$16.39	$14.46
Income from Investment Operations
Net investment income (loss)A	.27	.28	.27	.24	.25
Net realized and unrealized gain (loss)	1.23	(.52)	1.14	1.43	1.98
Total from investment operations	1.50	(.24)	1.41	1.67	2.23
Distributions from net investment income	(.29)	(.26)	(.28)	(.23)	(.27)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.91)	(1.43)	(1.19)	(.25)	(.30)B
Net asset value, end of period	$16.95	$16.36	$18.03	$17.81	$16.39
Total ReturnC	9.53%	(1.50)%	8.29%	10.28%	15.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.70%	.70%	.71%	.72%	.75%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.72%	.75%
Expenses net of all reductions	.70%	.69%	.71%	.71%	.74%
Net investment income (loss)	1.68%	1.59%	1.48%	1.39%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$39,673	$33,434	$33,575	$21,429	$14,732
Portfolio turnover rateF	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.9
Amazon.com, Inc.	0.8	0.5
Medtronic PLC	0.6	0.6
Facebook, Inc. Class A	0.6	0.5
Alphabet, Inc. Class C	0.5	0.5
Alphabet, Inc. Class A	0.5	0.4
General Electric Co.	0.5	0.6
Allergan PLC	0.4	0.3
British American Tobacco PLC sponsored ADR	0.4	0.4
Berkshire Hathaway, Inc. Class B	0.4	0.4
	5.6

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.1	19.5
Information Technology	9.8	8.6
Consumer Discretionary	8.6	9.7
Health Care	7.6	6.8
Energy	6.4	6.1

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	14.9%
AAA,AA,A	4.3%
BBB	8.3%
BB and Below	7.4%
Not Rated	0.1%
Equities*	56.5%
Short-Term Investments and Net Other Assets	8.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	13.5%
AAA,AA,A	5.3%
BBB	8.7%
BB and Below	8.5%
Not Rated	0.2%
Equities*	57.5%
Short-Term Investments and Net Other Assets	6.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	56.7%
Bond Class	34.6%
Short-Term Class	8.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
Stock Class and Equity Futures*	60.1%
Bond Class	35.4%
Short-Term Class	4.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 25% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 55.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,917,049	$18,610,775
Fidelity Consumer Discretionary Central Fund (a)	284,942	70,882,185
Fidelity Consumer Staples Central Fund (a)	232,668	53,048,360
Fidelity Emerging Markets Equity Central Fund (a)	145,050	29,379,814
Fidelity Energy Central Fund (a)	334,747	42,666,865
Fidelity Financials Central Fund (a)	1,384,934	117,359,278
Fidelity Health Care Central Fund (a)	241,830	84,314,184
Fidelity Industrials Central Fund (a)	261,435	63,322,120
Fidelity Information Technology Central Fund (a)	422,872	139,649,129
Fidelity International Equity Central Fund (a)	2,410,608	180,699,204
Fidelity Materials Central Fund (a)	91,094	19,433,946
Fidelity Real Estate Equity Central Fund (a)	98,909	11,191,603
Fidelity Telecom Services Central Fund (a)	79,583	15,237,712
Fidelity Utilities Central Fund (a)	126,225	20,564,537
TOTAL EQUITY CENTRAL FUNDS
(Cost $609,669,403)		866,359,712

Fixed-Income Central Funds - 36.6%
High Yield Fixed-Income Funds - 4.9%
Fidelity Emerging Markets Debt Central Fund (a)	804,552	8,214,479
Fidelity Floating Rate Central Fund (a)	143,399	14,714,215
Fidelity High Income Central Fund 1 (a)	541,170	53,050,901

TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,979,595

Investment Grade Fixed-Income Funds - 31.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	588,624	60,687,179
Fidelity Investment Grade Bond Central Fund (a)	3,926,380	432,844,176

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		493,531,355

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $542,567,817)		569,510,950

Money Market Central Funds - 5.7%
Fidelity Cash Central Fund, 0.43% (b)	58,977,862	58,995,555
Fidelity Money Market Central Fund, 0.86% (b)	29,826,011	29,831,976
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $88,805,684)		88,827,531
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $249,864)	250,000	249,932
	Shares	Value

Investment Companies - 2.0%
iShares Core MSCI Emerging Markets ETF	289,233	$13,191,917
iShares S&P 500 Index ETF	78,619	17,104,351
TOTAL INVESTMENT COMPANIES
(Cost $28,128,390)		30,296,268
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,269,421,158)		1,555,244,393
NET OTHER ASSETS (LIABILITIES) - 0.0%		(263,831)
NET ASSETS - 100%		$1,554,980,562

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$171,417
Fidelity Commodity Strategy Central Fund	36,958
Fidelity Consumer Discretionary Central Fund	1,098,168
Fidelity Consumer Staples Central Fund	1,190,169
Fidelity Emerging Markets Debt Central Fund	497,900
Fidelity Emerging Markets Equity Central Fund	539,094
Fidelity Energy Central Fund	558,855
Fidelity Financials Central Fund	2,009,809
Fidelity Floating Rate Central Fund	723,975
Fidelity Health Care Central Fund	611,834
Fidelity High Income Central Fund 1	4,417,132
Fidelity Industrials Central Fund	906,307
Fidelity Inflation-Protected Bond Index Central Fund	10,032
Fidelity Information Technology Central Fund	1,015,149
Fidelity International Equity Central Fund	4,574,897
Fidelity Investment Grade Bond Central Fund	12,915,831
Fidelity Materials Central Fund	392,566
Fidelity Money Market Central Fund	83,015
Fidelity Real Estate Equity Central Fund	379,411
Fidelity Telecom Services Central Fund	323,252
Fidelity Utilities Central Fund	546,440
Total	$33,002,211

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,702,710	$22,270,301	$7,978,316	$18,610,775	3.9%
Fidelity Consumer Discretionary Central Fund	67,628,404	7,111,130	7,982,915	70,882,185	4.5%
Fidelity Consumer Staples Central Fund	45,787,630	5,589,670	4,165,399	53,048,360	4.1%
Fidelity Emerging Markets Debt Central Fund	6,766,010	1,094,631	556,334	8,214,479	7.0%
Fidelity Emerging Markets Equity Central Fund	17,502,737	11,140,137	3,246,886	29,379,814	7.1%
Fidelity Energy Central Fund	33,982,651	3,746,897	3,012,396	42,666,865	4.2%
Fidelity Financials Central Fund	106,653,771	14,851,893	8,985,707	117,359,278	4.6%
Fidelity Floating Rate Central Fund	13,805,161	1,978,008	1,173,345	14,714,215	0.9%
Fidelity Health Care Central Fund	76,428,696	9,399,752	6,558,905	84,314,184	4.3%
Fidelity High Income Central Fund 1	63,278,896	16,856,003	29,686,421	53,050,901	6.7%
Fidelity Industrials Central Fund	53,776,839	6,016,705	4,804,172	63,322,120	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	38,379,148	23,378,783	3,651,909	60,687,179	6.3%
Fidelity Information Technology Central Fund	110,818,525	11,551,876	12,163,901	139,649,129	4.3%
Fidelity International Equity Central Fund	165,603,250	23,212,823	14,596,283	180,699,204	8.5%
Fidelity Investment Grade Bond Central Fund	423,077,126	69,988,314	76,165,686	432,844,176	6.1%
Fidelity Materials Central Fund	16,738,695	1,914,360	1,421,690	19,433,946	4.8%
Fidelity Real Estate Equity Central Fund	15,479,638	1,622,343	8,453,118	11,191,603	6.4%
Fidelity Telecom Services Central Fund	11,442,186	2,361,236	1,273,692	15,237,712	4.0%
Fidelity Utilities Central Fund	18,002,811	2,253,473	2,141,553	20,564,537	4.4%
Total	$1,287,854,884	$236,338,335	$198,018,628	$1,435,870,662

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$866,359,712	$866,359,712	$--	$--
Fixed-Income Central Funds	569,510,950	569,510,950	--	--
Money Market Central Funds	88,827,531	88,827,531	--	--
Other Short-Term Investments	249,932	--	249,932	--
Investment Companies	30,296,268	30,296,268	--	--
Total Investments in Securities:	$1,555,244,393	$1,554,994,461	$249,932	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.0%
United Kingdom	4.1%
Japan	3.0%
Ireland	1.7%
Canada	1.4%
Germany	1.3%
Netherlands	1.2%
France	1.2%
Switzerland	1.1%
Mexico	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,378,254)	$30,546,200
Fidelity Central Funds (cost $1,241,042,904)	1,524,698,193
Total Investments (cost $1,269,421,158)		$1,555,244,393
Receivable for investments sold		637,045
Receivable for fund shares sold		1,562,505
Distributions receivable from Fidelity Central Funds		19,580
Prepaid expenses		4,191
Other receivables		1,036
Total assets		1,557,468,750
Liabilities
Payable for investments purchased	$938,319
Payable for fund shares redeemed	567,205
Accrued management fee	705,218
Transfer agent fee payable	151,471
Distribution and service plan fees payable	47,505
Other affiliated payables	51,302
Other payables and accrued expenses	27,168
Total liabilities		2,488,188
Net Assets		$1,554,980,562
Net Assets consist of:
Paid in capital		$1,405,957,911
Undistributed net investment income		16,009,546
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(152,810,130)
Net unrealized appreciation (depreciation) on investments		285,823,235
Net Assets		$1,554,980,562
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($59,026,858 ÷ 5,253,089 shares)		$11.24
Maximum offering price per share (100/94.25 of $11.24)		$11.93
Class T:
Net Asset Value and redemption price per share ($16,763,374 ÷ 1,500,105 shares)		$11.17
Maximum offering price per share (100/96.50 of $11.17)		$11.58
Class C:
Net Asset Value and offering price per share ($34,037,389 ÷ 3,084,294 shares)(a)		$11.04
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,426,502,169 ÷ 126,339,239 shares)		$11.29
Class I:
Net Asset Value, offering price and redemption price per share ($18,650,772 ÷ 1,651,007 shares)		$11.30

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$1,222,607
Interest		3,104
Income from Fidelity Central Funds		33,002,211
Total income		34,227,922
Expenses
Management fee	$8,079,837
Transfer agent fees	1,754,081
Distribution and service plan fees	551,213
Accounting fees and expenses	589,300
Custodian fees and expenses	1,658
Independent trustees' fees and expenses	6,442
Registration fees	104,637
Audit	40,374
Legal	5,152
Miscellaneous	(15,128)
Total expenses before reductions	11,117,566
Expense reductions	(40,750)	11,076,816
Net investment income (loss)		23,151,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	976,552
Fidelity Central Funds	(8,419,751)
Foreign currency transactions	28,119
Futures contracts	6,471,037
Total net realized gain (loss)		(944,043)
Change in net unrealized appreciation (depreciation) on: Investment securities	120,478,363
Assets and liabilities in foreign currencies	1,132
Futures contracts	949,696
Total change in net unrealized appreciation (depreciation)		121,429,191
Net gain (loss)		120,485,148
Net increase (decrease) in net assets resulting from operations		$143,636,254

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,151,106	$21,161,998
Net realized gain (loss)	(944,043)	(3,677,830)
Change in net unrealized appreciation (depreciation)	121,429,191	(50,318,641)
Net increase (decrease) in net assets resulting from operations	143,636,254	(32,834,473)
Distributions to shareholders from net investment income	(24,052,987)	(17,475,457)
Distributions to shareholders from net realized gain	(32,419,519)	(64,516,613)
Total distributions	(56,472,506)	(81,992,070)
Share transactions - net increase (decrease)	75,598,059	210,192,200
Total increase (decrease) in net assets	162,761,807	95,365,657
Net Assets
Beginning of period	1,392,218,755	1,296,853,098
End of period	$1,554,980,562	$1,392,218,755
Other Information
Undistributed net investment income end of period	$16,009,546	$16,884,619

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$11.53	$11.17	$10.16	$8.76
Income from Investment Operations
Net investment income (loss)A	.14	.14	.12	.11	.12
Net realized and unrealized gain (loss)	.90	(.39)	.83	1.10	1.38
Total from investment operations	1.04	(.25)	.95	1.21	1.50
Distributions from net investment income	(.15)	(.12)	(.09)	(.09)	(.08)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.40)	(.68)	(.59)	(.20)	(.10)
Net asset value, end of period	$11.24	$10.60	$11.53	$11.17	$10.16
Total ReturnB,C	10.10%	(2.36)%	8.87%	12.15%	17.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.03%	1.04%	1.03%	1.06%	1.09%
Expenses net of fee waivers, if any	1.03%	1.03%	1.03%	1.06%	1.09%
Expenses net of all reductions	1.03%	1.03%	1.03%	1.05%	1.08%
Net investment income (loss)	1.30%	1.20%	1.08%	1.02%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$59,027	$53,879	$53,382	$41,926	$37,312
Portfolio turnover rateF	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.48	$11.12	$10.12	$8.72
Income from Investment Operations
Net investment income (loss)A	.11	.11	.09	.08	.10
Net realized and unrealized gain (loss)	.88	(.39)	.84	1.09	1.38
Total from investment operations	.99	(.28)	.93	1.17	1.48
Distributions from net investment income	(.13)	(.09)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.37)B	(.65)	(.57)	(.17)	(.08)
Net asset value, end of period	$11.17	$10.55	$11.48	$11.12	$10.12
Total ReturnC,D	9.68%	(2.63)%	8.66%	11.78%	17.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.29%	1.29%	1.30%	1.32%	1.34%
Expenses net of fee waivers, if any	1.29%	1.29%	1.30%	1.32%	1.34%
Expenses net of all reductions	1.28%	1.28%	1.30%	1.31%	1.33%
Net investment income (loss)	1.04%	.94%	.81%	.76%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$16,763	$16,210	$14,759	$13,639	$11,380
Portfolio turnover rateG	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$11.35	$11.04	$10.06	$8.67
Income from Investment Operations
Net investment income (loss)A	.06	.05	.04	.02	.05
Net realized and unrealized gain (loss)	.88	(.38)	.81	1.10	1.38
Total from investment operations	.94	(.33)	.85	1.12	1.43
Distributions from net investment income	(.08)	(.04)	(.04)	(.02)	(.02)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.32)B	(.60)	(.54)	(.14)C	(.04)
Net asset value, end of period	$11.04	$10.42	$11.35	$11.04	$10.06
Total ReturnD,E	9.27%	(3.08)%	7.98%	11.24%	16.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%	1.80%	1.80%	1.84%	1.88%
Expenses net of fee waivers, if any	1.78%	1.79%	1.80%	1.84%	1.85%
Expenses net of all reductions	1.78%	1.79%	1.80%	1.83%	1.84%
Net investment income (loss)	.54%	.44%	.31%	.24%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$34,037	$30,147	$25,867	$18,390	$10,185
Portfolio turnover rateH	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$11.59	$11.22	$10.21	$8.80
Income from Investment Operations
Net investment income (loss)A	.17	.17	.16	.14	.15
Net realized and unrealized gain (loss)	.90	(.39)	.84	1.10	1.39
Total from investment operations	1.07	(.22)	1.00	1.24	1.54
Distributions from net investment income	(.19)	(.16)	(.13)	(.12)	(.11)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.44)	(.71)B	(.63)	(.23)	(.13)
Net asset value, end of period	$11.29	$10.66	$11.59	$11.22	$10.21
Total ReturnC	10.31%	(2.03)%	9.26%	12.45%	17.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%	.72%	.72%	.74%	.77%
Expenses net of fee waivers, if any	.71%	.72%	.72%	.74%	.77%
Expenses net of all reductions	.71%	.71%	.72%	.73%	.76%
Net investment income (loss)	1.61%	1.51%	1.39%	1.34%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,426,502	$1,275,181	$1,187,056	$850,361	$557,351
Portfolio turnover rateF	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$11.59	$11.22	$10.21	$8.79
Income from Investment Operations
Net investment income (loss)A	.17	.17	.15	.13	.15
Net realized and unrealized gain (loss)	.90	(.39)	.83	1.10	1.39
Total from investment operations	1.07	(.22)	.98	1.23	1.54
Distributions from net investment income	(.18)	(.15)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.43)	(.71)	(.61)	(.22)	(.12)
Net asset value, end of period	$11.30	$10.66	$11.59	$11.22	$10.21
Total ReturnB	10.37%	(2.08)%	9.15%	12.35%	17.73%
Ratios to Average Net AssetsC,D
Expenses before reductions	.75%	.76%	.78%	.82%	.84%
Expenses net of fee waivers, if any	.74%	.76%	.78%	.82%	.84%
Expenses net of all reductions	.74%	.75%	.78%	.81%	.83%
Net investment income (loss)	1.58%	1.47%	1.33%	1.26%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$18,651	$15,574	$14,122	$8,540	$8,964
Portfolio turnover rateE	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.1
Amazon.com, Inc.	0.9	0.6
Medtronic PLC	0.7	0.7
Facebook, Inc. Class A	0.7	0.5
Alphabet, Inc. Class C	0.6	0.6
Alphabet, Inc. Class A	0.6	0.5
General Electric Co.	0.6	0.7
British American Tobacco PLC sponsored ADR	0.6	0.5
Allergan PLC	0.5	0.3
Berkshire Hathaway, Inc. Class B	0.5	0.5
	6.8

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.0	19.4
Information Technology	11.8	10.2
Consumer Discretionary	9.5	10.5
Health Care	8.5	8.1
Industrials	7.5	8.0

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	11.0%
AAA,AA,A	2.9%
BBB	5.2%
BB and Below	6.3%
Not Rated	0.1%
Equities*	66.4%
Short-Term Investments and Net Other Assets	8.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	9.9%
AAA,AA,A	3.3%
BBB	5.6%
BB and Below	7.4%
Not Rated	0.2%
Equities*	67.1%
Short-Term Investments and Net Other Assets	6.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	66.5%
Bond Class	25.3%
Short-Term Class	8.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
Stock Class and Equity Futures*	69.7%
Bond Class	25.9%
Short-Term Class	4.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 27.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 65.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	8,046,157	$51,334,481
Fidelity Consumer Discretionary Central Fund (a)	919,572	228,752,701
Fidelity Consumer Staples Central Fund (a)	750,112	171,025,446
Fidelity Emerging Markets Equity Central Fund (a)	512,609	103,828,872
Fidelity Energy Central Fund (a)	1,079,222	137,557,692
Fidelity Financials Central Fund (a)	4,460,294	377,965,323
Fidelity Health Care Central Fund (a)	778,796	271,527,129
Fidelity Industrials Central Fund (a)	843,227	204,238,006
Fidelity Information Technology Central Fund (a)	1,363,932	450,424,827
Fidelity International Equity Central Fund (a)	7,874,831	590,297,357
Fidelity Materials Central Fund (a)	294,112	62,745,788
Fidelity Real Estate Equity Central Fund (a)	273,651	30,963,572
Fidelity Telecom Services Central Fund (a)	255,087	48,841,512
Fidelity Utilities Central Fund (a)	406,380	66,207,420
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,856,812,745)		2,795,710,126

Fixed-Income Central Funds - 26.7%
High Yield Fixed-Income Funds - 4.9%
Fidelity Emerging Markets Debt Central Fund (a)	2,212,505	22,589,678
Fidelity Floating Rate Central Fund (a)	390,223	40,040,732
Fidelity High Income Central Fund 1 (a)	1,495,564	146,610,179

TOTAL HIGH YIELD FIXED-INCOME FUNDS		209,240,589

Investment Grade Fixed-Income Funds - 21.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,618,812	166,899,519
Fidelity Investment Grade Bond Central Fund (a)	6,982,693	769,772,053

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		936,671,572

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,088,236,276)		1,145,912,161

Money Market Central Funds - 5.6%
Fidelity Cash Central Fund, 0.43% (b)	156,803,110	156,850,151
Fidelity Money Market Central Fund, 0.86% (b)	84,786,085	84,803,042
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $241,593,133)		241,653,193
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $749,621)	750,000	749,817
	Shares	Value

Investment Companies - 2.5%
iShares Core MSCI Emerging Markets ETF	871,585	$39,752,992
iShares S&P 500 Index ETF	309,948	67,432,285
TOTAL INVESTMENT COMPANIES
(Cost $98,710,537)		107,185,277
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,286,102,312)		4,291,210,574
NET OTHER ASSETS (LIABILITIES) - 0.0%		(646,642)
NET ASSETS - 100%		$4,290,563,932

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$522,917
Fidelity Commodity Strategy Central Fund	102,308
Fidelity Consumer Discretionary Central Fund	3,656,469
Fidelity Consumer Staples Central Fund	3,957,166
Fidelity Emerging Markets Debt Central Fund	1,411,415
Fidelity Emerging Markets Equity Central Fund	1,974,173
Fidelity Energy Central Fund	1,862,699
Fidelity Financials Central Fund	6,695,181
Fidelity Floating Rate Central Fund	2,037,227
Fidelity Health Care Central Fund	2,035,760
Fidelity High Income Central Fund 1	12,556,973
Fidelity Industrials Central Fund	3,016,972
Fidelity Inflation-Protected Bond Index Central Fund	28,238
Fidelity Information Technology Central Fund	3,370,404
Fidelity International Equity Central Fund	15,286,687
Fidelity Investment Grade Bond Central Fund	23,652,160
Fidelity Materials Central Fund	1,308,152
Fidelity Money Market Central Fund	236,092
Fidelity Real Estate Equity Central Fund	1,080,781
Fidelity Securities Lending Cash Central Fund	109,315
Fidelity Telecom Services Central Fund	1,076,815
Fidelity Utilities Central Fund	1,812,981
Total	$87,790,885

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$7,698,208	$61,349,988	$22,296,984	$51,334,481	10.9%
Fidelity Consumer Discretionary Central Fund	230,194,082	9,255,306	24,867,462	228,752,701	14.5%
Fidelity Consumer Staples Central Fund	155,826,673	7,970,808	12,608,637	171,025,446	13.3%
Fidelity Emerging Markets Debt Central Fund	19,593,377	1,880,872	1,467,015	22,589,678	19.2%
Fidelity Emerging Markets Equity Central Fund	70,811,304	28,186,652	10,214,993	103,828,872	25.0%
Fidelity Energy Central Fund	115,645,084	4,776,295	9,300,515	137,557,692	13.7%
Fidelity Financials Central Fund	363,033,248	25,526,612	27,450,934	377,965,323	14.9%
Fidelity Floating Rate Central Fund	39,732,483	3,145,136	3,093,092	40,040,732	2.5%
Fidelity Health Care Central Fund	260,183,460	13,951,004	19,970,279	271,527,129	13.9%
Fidelity High Income Central Fund 1	183,582,381	37,860,779	82,121,723	146,610,179	18.4%
Fidelity Industrials Central Fund	183,034,580	7,696,140	14,738,493	204,238,006	14.8%
Fidelity Inflation-Protected Bond Index Central Fund	111,370,622	58,771,287	10,508,786	166,899,519	17.4%
Fidelity Information Technology Central Fund	377,147,444	12,573,202	37,736,088	450,424,827	14.0%
Fidelity International Equity Central Fund	554,520,131	56,423,750	42,782,192	590,297,357	27.6%
Fidelity Investment Grade Bond Central Fund	814,208,509	98,141,948	171,089,319	769,772,053	10.9%
Fidelity Materials Central Fund	56,973,772	2,703,244	4,401,998	62,745,788	15.7%
Fidelity Real Estate Equity Central Fund	44,949,237	2,139,509	23,452,254	30,963,572	17.8%
Fidelity Telecom Services Central Fund	38,957,433	4,650,793	3,868,206	48,841,512	12.7%
Fidelity Utilities Central Fund	61,251,917	3,326,618	6,522,779	66,207,420	14.3%
Total	$3,688,713,945	$440,329,943	$528,491,749	$3,941,622,287

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,795,710,126	$2,795,710,126	$--	$--
Fixed-Income Central Funds	1,145,912,161	1,145,912,161	--	--
Money Market Central Funds	241,653,193	241,653,193	--	--
Other Short-Term Investments	749,817	--	749,817	--
Investment Companies	107,185,277	107,185,277	--	--
Total Investments in Securities:	$4,291,210,574	$4,290,460,757	$749,817	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.5%
United Kingdom	4.3%
Japan	3.6%
Ireland	1.9%
Canada	1.6%
Netherlands	1.4%
Switzerland	1.3%
France	1.3%
Germany	1.2%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,460,158)	$107,935,094
Fidelity Central Funds (cost $3,186,642,154)	4,183,275,480
Total Investments (cost $3,286,102,312)		$4,291,210,574
Receivable for investments sold		1,830,885
Receivable for fund shares sold		1,894,125
Distributions receivable from Fidelity Central Funds		54,116
Prepaid expenses		11,827
Other receivables		56,476
Total assets		4,295,058,003
Liabilities
Payable for fund shares redeemed	$1,778,768
Accrued management fee	1,948,837
Transfer agent fee payable	479,046
Distribution and service plan fees payable	97,288
Other affiliated payables	113,253
Other payables and accrued expenses	76,879
Total liabilities		4,494,071
Net Assets		$4,290,563,932
Net Assets consist of:
Paid in capital		$3,775,710,507
Undistributed net investment income		41,027,782
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(531,282,619)
Net unrealized appreciation (depreciation) on investments		1,005,108,262
Net Assets		$4,290,563,932
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($146,584,722 ÷ 7,408,886 shares)		$19.78
Maximum offering price per share (100/94.25 of $19.78)		$20.99
Class T:
Net Asset Value and redemption price per share ($48,148,675 ÷ 2,435,120 shares)		$19.77
Maximum offering price per share (100/96.50 of $19.77)		$20.49
Class C:
Net Asset Value and offering price per share ($56,605,352 ÷ 2,883,813 shares)(a)		$19.63
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($3,996,904,567 ÷ 201,466,751 shares)		$19.84
Class I:
Net Asset Value, offering price and redemption price per share ($42,320,616 ÷ 2,131,903 shares)		$19.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$3,799,486
Interest		11,555
Income from Fidelity Central Funds		87,790,885
Total income		91,601,926
Expenses
Management fee	$22,929,951
Transfer agent fees	5,645,169
Distribution and service plan fees	1,144,854
Accounting and security lending fees	1,335,955
Custodian fees and expenses	2,567
Independent trustees' fees and expenses	18,509
Appreciation in deferred trustee compensation account	118
Registration fees	114,562
Audit	40,308
Legal	18,512
Miscellaneous	(21,197)
Total expenses before reductions	31,229,308
Expense reductions	(127,381)	31,101,927
Net investment income (loss)		60,499,999
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	758,326
Fidelity Central Funds	(3,562,321)
Foreign currency transactions	125,012
Futures contracts	18,296,182
Total net realized gain (loss)		15,617,199
Change in net unrealized appreciation (depreciation) on: Investment securities	353,650,989
Assets and liabilities in foreign currencies	(156)
Futures contracts	3,166,125
Total change in net unrealized appreciation (depreciation)		356,816,958
Net gain (loss)		372,434,157
Net increase (decrease) in net assets resulting from operations		$432,934,156

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,499,999	$56,908,907
Net realized gain (loss)	15,617,199	(7,071,822)
Change in net unrealized appreciation (depreciation)	356,816,958	(166,138,011)
Net increase (decrease) in net assets resulting from operations	432,934,156	(116,300,926)
Distributions to shareholders from net investment income	(65,006,686)	(52,308,569)
Distributions to shareholders from net realized gain	(154,480,473)	(305,208,277)
Total distributions	(219,487,159)	(357,516,846)
Share transactions - net increase (decrease)	52,440,170	476,784,885
Total increase (decrease) in net assets	265,887,167	2,967,113
Net Assets
Beginning of period	4,024,676,765	4,021,709,652
End of period	$4,290,563,932	$4,024,676,765
Other Information
Undistributed net investment income end of period	$41,027,782	$45,440,681

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.84	$21.24	$19.60	$17.33	$14.72
Income from Investment Operations
Net investment income (loss)A	.22	.22	.21	.18	.19
Net realized and unrealized gain (loss)	1.70	(.80)	1.67	2.31	2.64
Total from investment operations	1.92	(.58)	1.88	2.49	2.83
Distributions from net investment income	(.25)	(.22)	(.16)	(.19)	(.19)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.98)	(1.82)	(.24)B	(.22)	(.22)
Net asset value, end of period	$19.78	$18.84	$21.24	$19.60	$17.33
Total ReturnC,D	10.57%	(2.96)%	9.65%	14.56%	19.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%	1.03%	1.03%	1.06%	1.08%
Expenses net of fee waivers, if any	1.02%	1.03%	1.03%	1.06%	1.08%
Expenses net of all reductions	1.02%	1.02%	1.03%	1.04%	1.07%
Net investment income (loss)	1.17%	1.07%	1.00%	.98%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$146,585	$134,849	$143,310	$127,865	$120,425
Portfolio turnover rateG	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$21.22	$19.58	$17.30	$14.70
Income from Investment Operations
Net investment income (loss)A	.17	.17	.15	.13	.15
Net realized and unrealized gain (loss)	1.70	(.80)	1.67	2.32	2.62
Total from investment operations	1.87	(.63)	1.82	2.45	2.77
Distributions from net investment income	(.20)	(.16)	(.11)	(.14)	(.15)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.92)B	(1.77)C	(.18)	(.17)	(.17)D
Net asset value, end of period	$19.77	$18.82	$21.22	$19.58	$17.30
Total ReturnE,F	10.31%	(3.25)%	9.38%	14.31%	19.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%	1.29%	1.29%	1.32%	1.35%
Expenses net of fee waivers, if any	1.28%	1.28%	1.29%	1.32%	1.35%
Expenses net of all reductions	1.28%	1.28%	1.29%	1.30%	1.33%
Net investment income (loss)	.91%	.81%	.74%	.72%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$48,149	$46,685	$49,337	$44,421	$43,064
Portfolio turnover rateI	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.69	$21.08	$19.48	$17.23	$14.63
Income from Investment Operations
Net investment income (loss)A	.08	.06	.05	.04	.07
Net realized and unrealized gain (loss)	1.69	(.78)	1.66	2.31	2.62
Total from investment operations	1.77	(.72)	1.71	2.35	2.69
Distributions from net investment income	(.10)	(.07)	(.04)	(.07)	(.07)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.83)	(1.67)	(.11)	(.10)	(.09)B
Net asset value, end of period	$19.63	$18.69	$21.08	$19.48	$17.23
Total ReturnC,D	9.78%	(3.69)%	8.82%	13.70%	18.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.78%	1.79%	1.79%	1.81%	1.83%
Expenses net of fee waivers, if any	1.78%	1.78%	1.79%	1.81%	1.83%
Expenses net of all reductions	1.78%	1.78%	1.78%	1.79%	1.81%
Net investment income (loss)	.41%	.32%	.25%	.23%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$56,605	$52,860	$55,104	$46,498	$38,245
Portfolio turnover rateG	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.89	$21.30	$19.66	$17.38	$14.77
Income from Investment Operations
Net investment income (loss)A	.28	.28	.27	.24	.24
Net realized and unrealized gain (loss)	1.71	(.80)	1.67	2.32	2.64
Total from investment operations	1.99	(.52)	1.94	2.56	2.88
Distributions from net investment income	(.31)	(.28)	(.23)	(.25)	(.25)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(1.04)	(1.89)B	(.30)	(.28)	(.27)C
Net asset value, end of period	$19.84	$18.89	$21.30	$19.66	$17.38
Total ReturnD	10.97%	(2.69)%	9.98%	14.94%	19.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%	.72%	.73%	.75%	.76%
Expenses net of fee waivers, if any	.71%	.72%	.73%	.75%	.76%
Expenses net of all reductions	.71%	.71%	.72%	.73%	.75%
Net investment income (loss)	1.48%	1.38%	1.31%	1.29%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,996,905	$3,745,336	$3,729,256	$3,253,088	$2,758,119
Portfolio turnover rateG	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.90	$21.31	$19.66	$17.38	$14.78
Income from Investment Operations
Net investment income (loss)A	.28	.27	.26	.23	.24
Net realized and unrealized gain (loss)	1.70	(.80)	1.68	2.32	2.63
Total from investment operations	1.98	(.53)	1.94	2.55	2.87
Distributions from net investment income	(.30)	(.27)	(.22)	(.24)	(.24)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(1.03)	(1.88)B	(.29)	(.27)	(.27)
Net asset value, end of period	$19.85	$18.90	$21.31	$19.66	$17.38
Total ReturnC	10.92%	(2.73)%	9.98%	14.90%	19.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.76%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.74%	.76%	.77%	.79%	.80%
Expenses net of all reductions	.74%	.75%	.77%	.77%	.79%
Net investment income (loss)	1.45%	1.34%	1.26%	1.25%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$42,321	$42,581	$40,561	$31,955	$30,418
Portfolio turnover rateF	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.4
Amazon.com, Inc.	1.1	0.8
Facebook, Inc. Class A	0.9	0.7
Medtronic PLC	0.9	0.8
Alphabet, Inc. Class C	0.8	0.7
Alphabet, Inc. Class A	0.8	0.7
General Electric Co.	0.7	0.9
Allergan PLC	0.6	0.4
British American Tobacco PLC sponsored ADR	0.6	0.6
Berkshire Hathaway, Inc. Class B	0.6	0.6
	8.4

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.4	19.0
Information Technology	14.5	12.7
Consumer Discretionary	11.2	11.8
Health Care	10.3	9.7
Industrials	8.8	9.3

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	6.9%
AAA,AA,A	1.2%
BBB	2.1%
BB and Below	4.1%
Not Rated	0.1%
Equities*	82.3%
Short-Term Investments and Net Other Assets	3.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	4.9%
AAA,AA,A	1.4%
BBB	1.6%
BB and Below	4.6%
Equities*	82.1%
Short-Term Investments and Net Other Assets	5.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	82.2%
Bond Class	14.1%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

As of March 31, 2016
Stock Class and Equity Futures*	84.1%
Bond Class	12.2%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 30.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 81.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,317,404	$21,165,035
Fidelity Consumer Discretionary Central Fund (a)	440,208	109,506,168
Fidelity Consumer Staples Central Fund (a)	358,939	81,838,175
Fidelity Emerging Markets Equity Central Fund (a)	273,651	55,428,042
Fidelity Energy Central Fund (a)	516,617	65,847,954
Fidelity Financials Central Fund (a)	2,135,796	180,987,331
Fidelity Health Care Central Fund (a)	372,895	130,009,719
Fidelity Industrials Central Fund (a)	403,726	97,786,521
Fidelity Information Technology Central Fund (a)	653,114	215,684,381
Fidelity International Equity Central Fund (a)	3,508,371	262,987,486
Fidelity Materials Central Fund (a)	140,769	30,031,628
Fidelity Real Estate Equity Central Fund (a)	127,099	14,381,304
Fidelity Telecom Services Central Fund (a)	122,183	23,394,293
Fidelity Utilities Central Fund (a)	194,405	31,672,540
TOTAL EQUITY CENTRAL FUNDS
(Cost $907,008,394)		1,320,720,577

Fixed-Income Central Funds - 14.8%
High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (a)	3,060	31,247
Fidelity Floating Rate Central Fund (a)	146,147	14,996,108
Fidelity High Income Central Fund 1 (a)	401,180	39,327,648

TOTAL HIGH YIELD FIXED-INCOME FUNDS		54,355,003

Investment Grade Fixed-Income Funds - 11.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	613,036	63,204,048
Fidelity Investment Grade Bond Central Fund (a)	1,129,224	124,485,676

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		187,689,724

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $234,780,413)		242,044,727

Money Market Central Funds - 1.9%
Fidelity Cash Central Fund, 0.43% (b)	24,443,213	24,450,546
Fidelity Securities Lending Cash Central Fund 0.46% (b)(c)	6,306,614	6,307,875
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $30,752,175)		30,758,421
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $549,729)	550,000	549,871
	Shares	Value

Investment Companies - 2.7%
iShares 20+ Year Treasury Bond ETF (d)	67,135	$9,231,734
iShares Core MSCI Emerging Markets ETF	455,277	20,765,184
iShares S&P 500 Index ETF	65,116	14,166,637
TOTAL INVESTMENT COMPANIES
(Cost $41,947,253)		44,163,555
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $1,215,037,964)		1,638,237,151
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,813,162)
NET ASSETS - 100%		$1,631,423,989

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,567
Fidelity Commodity Strategy Central Fund	42,213
Fidelity Consumer Discretionary Central Fund	1,738,010
Fidelity Consumer Staples Central Fund	1,881,472
Fidelity Emerging Markets Debt Central Fund	1,888
Fidelity Emerging Markets Equity Central Fund	974,526
Fidelity Energy Central Fund	884,962
Fidelity Financials Central Fund	3,179,358
Fidelity Floating Rate Central Fund	93,364
Fidelity Health Care Central Fund	967,562
Fidelity High Income Central Fund 1	3,574,647
Fidelity Industrials Central Fund	1,433,709
Fidelity Inflation-Protected Bond Index Central Fund	10,082
Fidelity Information Technology Central Fund	1,601,335
Fidelity International Equity Central Fund	6,857,663
Fidelity Investment Grade Bond Central Fund	3,435,060
Fidelity Materials Central Fund	621,554
Fidelity Real Estate Equity Central Fund	438,943
Fidelity Securities Lending Cash Central Fund	53,615
Fidelity Telecom Services Central Fund	511,742
Fidelity Utilities Central Fund	861,474
Total	$29,312,746

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$27,567,953	$8,173,949	$21,165,035	4.5%
Fidelity Consumer Discretionary Central Fund	109,622,730	5,725,399	12,588,140	109,506,168	6.9%
Fidelity Consumer Staples Central Fund	74,206,979	4,738,961	6,540,837	81,838,175	6.4%
Fidelity Emerging Markets Debt Central Fund	25,900	1,888	--	31,247	0.0%
Fidelity Emerging Markets Equity Central Fund	30,615,907	22,471,903	4,769,200	55,428,042	13.4%
Fidelity Energy Central Fund	55,076,316	2,958,719	4,811,858	65,847,954	6.6%
Fidelity Financials Central Fund	172,889,091	14,197,803	14,082,035	180,987,331	7.1%
Fidelity Floating Rate Central Fund	15,019,413	15,046,522	15,126,013	14,996,108	0.9%
Fidelity Health Care Central Fund	123,896,753	8,133,006	10,225,043	130,009,719	6.6%
Fidelity High Income Central Fund 1	49,963,955	17,544,008	30,794,682	39,327,648	4.9%
Fidelity Industrials Central Fund	87,171,964	4,768,357	7,610,538	97,786,521	7.1%
Fidelity Inflation-Protected Bond Index Central Fund	26,456,810	38,223,031	3,803,191	63,204,048	6.6%
Fidelity Information Technology Central Fund	179,575,781	8,566,148	19,277,497	215,684,381	6.7%
Fidelity International Equity Central Fund	255,620,526	31,603,805	34,376,883	262,987,486	12.3%
Fidelity Investment Grade Bond Central Fund	120,440,753	37,357,775	37,442,968	124,485,676	1.8%
Fidelity Materials Central Fund	27,131,124	1,617,665	2,278,332	30,031,628	7.5%
Fidelity Real Estate Equity Central Fund	17,025,892	3,535,304	9,094,307	14,381,304	8.3%
Fidelity Telecom Services Central Fund	18,551,588	2,478,546	1,972,475	23,394,293	6.1%
Fidelity Utilities Central Fund	29,166,916	1,968,736	3,365,548	31,672,540	6.8%
Total	$1,392,458,398	$248,505,529	$226,333,496	$1,562,765,304

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,320,720,577	$1,320,720,577	$--	$--
Fixed-Income Central Funds	242,044,727	242,044,727	--	--
Money Market Central Funds	30,758,421	30,758,421	--	--
Other Short-Term Investments	549,871	--	549,871	--
Investment Companies	44,163,555	44,163,555	--	--
Total Investments in Securities:	$1,638,237,151	$1,637,687,280	$549,871	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	69.3%
United Kingdom	4.6%
Japan	4.4%
Ireland	2.4%
Switzerland	1.6%
Cayman Islands	1.6%
Canada	1.5%
France	1.5%
Germany	1.2%
Netherlands	1.0%
Taiwan	1.0%
Others (Individually Less Than 1%)	9.9%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $6,119,195) — See accompanying schedule: Unaffiliated issuers (cost $42,496,982)	$44,713,426
Fidelity Central Funds (cost $1,172,540,982)	1,593,523,725
Total Investments (cost $1,215,037,964)		$1,638,237,151
Receivable for investments sold		1,462,244
Receivable for fund shares sold		501,625
Distributions receivable from Fidelity Central Funds		11,720
Prepaid expenses		4,429
Other receivables		1,298
Total assets		1,640,218,467
Liabilities
Payable for fund shares redeemed	$1,413,611
Accrued management fee	740,927
Distribution and service plan fees payable	57,020
Other affiliated payables	249,723
Other payables and accrued expenses	25,322
Collateral on securities loaned, at value	6,307,875
Total liabilities		8,794,478
Net Assets		$1,631,423,989
Net Assets consist of:
Paid in capital		$1,419,110,264
Undistributed net investment income		12,100,936
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(222,986,398)
Net unrealized appreciation (depreciation) on investments		423,199,187
Net Assets		$1,631,423,989
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,147,003 ÷ 4,749,606 shares)		$16.45
Maximum offering price per share (100/94.25 of $16.45)		$17.45
Class T:
Net Asset Value and redemption price per share ($19,581,713 ÷ 1,198,243 shares)		$16.34
Maximum offering price per share (100/96.50 of $16.34)		$16.93
Class C:
Net Asset Value and offering price per share ($38,916,044 ÷ 2,411,045 shares)(a)		$16.14
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,454,032,674 ÷ 87,569,276 shares)		$16.60
Class I:
Net Asset Value, offering price and redemption price per share ($40,746,555 ÷ 2,462,115 shares)		$16.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$1,367,011
Interest		5,113
Income from Fidelity Central Funds		29,312,746
Total income		30,684,870
Expenses
Management fee	$8,635,263
Transfer agent fees	2,457,117
Distribution and service plan fees	668,316
Accounting and security lending fees	492,878
Custodian fees and expenses	1,856
Independent trustees' fees and expenses	6,900
Registration fees	105,060
Audit	40,369
Legal	5,915
Miscellaneous	(11,698)
Total expenses before reductions	12,401,976
Expense reductions	(53,131)	12,348,845
Net investment income (loss)		18,336,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,198,697)
Fidelity Central Funds	(5,792,727)
Foreign currency transactions	54,577
Futures contracts	7,134,072
Total net realized gain (loss)		197,225
Change in net unrealized appreciation (depreciation) on: Investment securities	157,497,225
Assets and liabilities in foreign currencies	(105)
Futures contracts	857,554
Total change in net unrealized appreciation (depreciation)		158,354,674
Net gain (loss)		158,551,899
Net increase (decrease) in net assets resulting from operations		$176,887,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,336,025	$17,512,456
Net realized gain (loss)	197,225	(24,433,751)
Change in net unrealized appreciation (depreciation)	158,354,674	(60,698,338)
Net increase (decrease) in net assets resulting from operations	176,887,924	(67,619,633)
Distributions to shareholders from net investment income	(20,421,168)	(18,161,462)
Distributions to shareholders from net realized gain	(51,494,211)	(119,223,346)
Total distributions	(71,915,379)	(137,384,808)
Share transactions - net increase (decrease)	16,624,821	122,331,834
Total increase (decrease) in net assets	121,597,366	(82,672,607)
Net Assets
Beginning of period	1,509,826,623	1,592,499,230
End of period	$1,631,423,989	$1,509,826,623
Other Information
Undistributed net investment income end of period	$12,100,936	$14,146,110

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.42	$17.64	$16.38	$14.03	$11.62
Income from Investment Operations
Net investment income (loss)A	.14	.14	.16	.14	.14
Net realized and unrealized gain (loss)	1.59	(.77)	1.64	2.38	2.43
Total from investment operations	1.73	(.63)	1.80	2.52	2.57
Distributions from net investment income	(.17)	(.17)	(.11)	(.14)	(.14)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.70)	(1.59)B	(.54)C	(.17)D	(.16)
Net asset value, end of period	$16.45	$15.42	$17.64	$16.38	$14.03
Total ReturnE,F	11.62%	(3.86)%	11.24%	18.14%	22.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%	1.05%	1.04%	1.05%	1.08%
Expenses net of fee waivers, if any	1.05%	1.05%	1.04%	1.05%	1.08%
Expenses net of all reductions	1.05%	1.04%	1.04%	1.03%	1.07%
Net investment income (loss)	.90%	.85%	.92%	.91%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$78,147	$66,006	$66,659	$82,805	$66,048
Portfolio turnover rateI	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$17.56	$16.32	$13.97	$11.58
Income from Investment Operations
Net investment income (loss)A	.10	.10	.11	.09	.10
Net realized and unrealized gain (loss)	1.58	(.78)	1.63	2.38	2.41
Total from investment operations	1.68	(.68)	1.74	2.47	2.51
Distributions from net investment income	(.13)	(.13)	(.08)	(.10)	(.10)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.66)	(1.56)	(.50)	(.12)	(.12)
Net asset value, end of period	$16.34	$15.32	$17.56	$16.32	$13.97
Total ReturnB,C	11.31%	(4.21)%	10.92%	17.85%	21.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.32%	1.33%	1.33%	1.35%	1.36%
Expenses net of fee waivers, if any	1.32%	1.33%	1.33%	1.35%	1.36%
Expenses net of all reductions	1.32%	1.32%	1.33%	1.33%	1.35%
Net investment income (loss)	.63%	.57%	.63%	.61%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$19,582	$18,991	$17,690	$13,606	$10,604
Portfolio turnover rateF	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.14	$17.37	$16.16	$13.85	$11.47
Income from Investment Operations
Net investment income (loss)A	.02	.02	.03	.02	.04
Net realized and unrealized gain (loss)	1.57	(.76)	1.61	2.35	2.41
Total from investment operations	1.59	(.74)	1.64	2.37	2.45
Distributions from net investment income	(.06)	(.06)	(.01)	(.04)	(.05)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.59)	(1.49)	(.43)	(.06)	(.07)
Net asset value, end of period	$16.14	$15.14	$17.37	$16.16	$13.85
Total ReturnB,C	10.80%	(4.62)%	10.37%	17.22%	21.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.80%	1.81%	1.81%	1.84%	1.84%
Expenses net of fee waivers, if any	1.80%	1.81%	1.81%	1.83%	1.84%
Expenses net of all reductions	1.80%	1.80%	1.81%	1.81%	1.83%
Net investment income (loss)	.15%	.10%	.15%	.13%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$38,916	$34,590	$30,717	$21,781	$17,243
Portfolio turnover rateF	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$17.79	$16.52	$14.14	$11.72
Income from Investment Operations
Net investment income (loss)A	.19	.20	.21	.18	.18
Net realized and unrealized gain (loss)	1.60	(.78)	1.65	2.40	2.43
Total from investment operations	1.79	(.58)	1.86	2.58	2.61
Distributions from net investment income	(.22)	(.23)	(.17)	(.18)	(.17)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.75)	(1.65)B	(.59)	(.20)	(.19)
Net asset value, end of period	$16.60	$15.56	$17.79	$16.52	$14.14
Total ReturnC	11.92%	(3.54)%	11.54%	18.52%	22.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.75%	.74%	.77%	.81%
Expenses net of fee waivers, if any	.74%	.75%	.74%	.77%	.81%
Expenses net of all reductions	.74%	.74%	.74%	.75%	.80%
Net investment income (loss)	1.21%	1.16%	1.21%	1.19%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,454,033	$1,350,006	$1,433,196	$1,100,838	$706,722
Portfolio turnover rateF	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$17.74	$16.48	$14.11	$11.69
Income from Investment Operations
Net investment income (loss)A	.19	.19	.21	.18	.18
Net realized and unrealized gain (loss)	1.60	(.76)	1.64	2.39	2.43
Total from investment operations	1.79	(.57)	1.85	2.57	2.61
Distributions from net investment income	(.21)	(.23)	(.16)	(.17)	(.17)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.75)B	(1.66)	(.59)C	(.20)D	(.19)
Net asset value, end of period	$16.55	$15.51	$17.74	$16.48	$14.11
Total ReturnE	11.93%	(3.52)%	11.49%	18.45%	22.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%	.76%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.75%	.76%	.76%	.79%	.81%
Expenses net of all reductions	.75%	.75%	.76%	.77%	.79%
Net investment income (loss)	1.20%	1.15%	1.19%	1.17%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$40,747	$38,697	$41,775	$13,088	$10,710
Portfolio turnover rateH	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class T, Class C, Asset Manager and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.09%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2016, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from Fidelity Central Funds and underlying funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%%	$4,719,813,710	$210,223,735	$(450,727)	$209,773,008
Fidelity Asset Manager 30%%	952,446,717	54,983,865	(817,207)	54,166,658
Fidelity Asset Manager 40%%	1,101,544,826	73,874,860	(2,825,344)	71,049,516
Fidelity Asset Manager 50%%	7,059,240,728	743,240,132	(41,415,093)	701,825,039
Fidelity Asset Manager 60%%	1,415,017,015	143,017,621	(2,790,243)	140,227,378
Fidelity Asset Manager 70%%	3,813,601,301	546,187,972	(68,578,699)	477,609,273
Fidelity Asset Manager 85%%	1,428,738,877	215,612,239	(6,113,965)	209,498,274

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%%	$10,804,259	$15,357,224	$209,773,008
Fidelity Asset Manager 30%%	2,550,659	–	54,166,658
Fidelity Asset Manager 40%%	5,453,668	–	71,049,516
Fidelity Asset Manager 50%%	33,926,022	21,355,430	701,825,039
Fidelity Asset Manager 60%%	17,419,652	–	140,227,378
Fidelity Asset Manager 70%%	44,453,903	–	477,609,273
Fidelity Asset Manager 85%%	14,502,035	–	209,498,274

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to September 30, 2016. Loss deferrals were as follows:

Capital losses
Fidelity Asset Manager 20%%	$–
Fidelity Asset Manager 30%%	(2,153,897)
Fidelity Asset Manager 40%%	(3,965,521)
Fidelity Asset Manager 50%%	–
Fidelity Asset Manager 60%%	(8,624,378)
Fidelity Asset Manager 70%%	(7,154,211)
Fidelity Asset Manager 85%%	(11,686,584)

The tax character of distributions paid was as follows:

September 30, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%%	$101,117,737	$84,198,284	$185,316,021
Fidelity Asset Manager 30%%	18,418,824	13,070,896	31,489,720
Fidelity Asset Manager 40%%	20,540,236	11,763,374	32,303,610
Fidelity Asset Manager 50%%	154,552,812	271,119,028	425,671,840
Fidelity Asset Manager 60%%	26,284,291	30,188,215	56,472,506
Fidelity Asset Manager 70%%	72,666,561	146,820,598	219,487,159
Fidelity Asset Manager 85%%	21,675,985	50,239,394	71,915,379

September 30, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%%	$126,697,785	$106,777,049	$233,474,834
Fidelity Asset Manager 30%%	20,946,737	16,504,252	37,450,989
Fidelity Asset Manager 40%%	21,320,945	17,444,974	38,765,919
Fidelity Asset Manager 50%%	275,342,241	371,123,324	646,465,565
Fidelity Asset Manager 60%%	34,912,378	47,079,692	81,992,070
Fidelity Asset Manager 70%%	104,442,356	253,074,490	357,516,846
Fidelity Asset Manager 85%%	49,993,344	87,391,464	137,384,808

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$15,071,591	$2,584,211
Totals	$15,071,591	$2,584,211
Fidelity Asset Manager 30%%
Equity Risk
Futures Contracts	$1,600,981	$644,935
Totals	$1,600,981	$644,935
Fidelity Asset Manager 40%%
Equity Risk
Futures Contracts	$4,343,853	$637,258
Totals	$4,343,853	$637,258
Fidelity Asset Manager 50%%
Equity Risk
Futures Contracts	$34,618,111	$5,457,558
Totals	$34,618,111	$5,457,558
Fidelity Asset Manager 60%%
Equity Risk
Futures Contracts	$6,471,037	$949,696
Totals	$6,471,037	$949,696
Fidelity Asset Manager 70%%
Equity Risk
Futures Contracts	$18,296,182	$3,166,125
Totals	$18,296,182	$3,166,125
Fidelity Asset Manager 85%%
Equity Risk
Futures Contracts	$7,134,072	$857,554
Totals	$7,134,072	$857,554

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%%	683,308,807	858,745,634
Fidelity Asset Manager 30%%	240,334,567	190,065,927
Fidelity Asset Manager 40%%	279,965,267	202,397,059
Fidelity Asset Manager 50%%	1,312,275,384	1,789,067,260
Fidelity Asset Manager 60%%	361,871,649	299,302,175
Fidelity Asset Manager 70%%	820,871,931	819,412,793
Fidelity Asset Manager 85%%	379,017,208	336,146,665

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%%	.30%	.11%	.41%
Fidelity Asset Manager 30%%	.30%	.11%	.41%
Fidelity Asset Manager 40%%	.30%	.11%	.41%
Fidelity Asset Manager 50%%	.25%	.25%	.50%
Fidelity Asset Manager 60%%	.30%	.25%	.55%
Fidelity Asset Manager 70%%	.30%	.25%	.55%
Fidelity Asset Manager 85%%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$96,866	$1,744
Class T	.25%	.25%	102,604	–
Class B	.75%	.25%	9,035	6,776
Class C	.75%	.25%	288,316	45,190
			$496,821	$53,710
Fidelity Asset Manager 30%%
Class A	-%	.25%	$57,514	$6,689
Class T	.25%	.25%	58,053	–
Class B	.75%	.25%	3,676	2,808
Class C	.75%	.25%	211,136	40,510
			$330,379	$50,007
Fidelity Asset Manager 40%%
Class A	-%	.25%	$91,023	$6,840
Class T	.25%	.25%	51,396	–
Class B	.75%	.25%	3,520	2,646
Class C	.75%	.25%	206,760	42,610
			$352,699	$52,096
Fidelity Asset Manager 50%%
Class A	-%	.25%	$180,703	$4,320
Class T	.25%	.25%	158,796	323
Class B	.75%	.25%	16,867	12,660
Class C	.75%	.25%	423,387	79,805
			$779,753	$97,108
Fidelity Asset Manager 60%%
Class A	-%	.25%	$141,426	$680
Class T	.25%	.25%	84,468	–
Class B	.75%	.25%	7,695	5,796
Class C	.75%	.25%	317,624	50,740
			$551,213	$57,216
Fidelity Asset Manager 70%%
Class A	-%	.25%	$348,841	$5,522
Class T	.25%	.25%	231,539	–
Class B	.75%	.25%	14,179	10,636
Class C	.75%	.25%	550,295	70,862
			$1,144,854	$87,020
Fidelity Asset Manager 85%%
Class A	-%	.25%	$182,372	$3,321
Class T	.25%	.25%	103,292	–
Class B	.75%	.25%	9,849	7,387
Class C	.75%	.25%	372,803	71,917
			$668,316	$82,625

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%%
Class A	$27,050
Class T	8,128
Class B(a)	675
Class C(a)	12,009
$47,862
Fidelity Asset Manager 30%%
Class A	$16,493
Class T	–
Class B(a)	42
Class C(a)	9,704
$26,239
Fidelity Asset Manager 40%%
Class A	$23,854
Class T	4,548
Class B(a)	200
Class C(a)	4,235
$32,837
Fidelity Asset Manager 50%%
Class A	$38,542
Class T	11,438
Class B(a)	178
Class C(a)	8,794
$58,952
Fidelity Asset Manager 60%%
Class A	$32,122
Class T	6,984
Class B(a)	64
Class C(a)	5,720
$44,890
Fidelity Asset Manager 70%%
Class A	$61,534
Class T	10,368
Class B(a)	336
Class C(a)	8,207
$80,445
Fidelity Asset Manager 85%%
Class A	$51,109
Class T	8,503
Class B(a)	242
Class C(a)	7,140
$66,994

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$55,452.14
Class T	31,763.15
Class B	1,273.14
Class C	45,161.16
Asset Manager 20%%	3,844,561.08
Class I	27,594.13
	$4,005,804
Fidelity Asset Manager 30%%
Class A	$31,857.14
Class T	17,815.15
Class B	558.15
Class C	31,319.15
Asset Manager 30%%	653,276.08
Class I	12,688.14
	$747,513
Fidelity Asset Manager 40%%
Class A	$47,727.13
Class T	16,332.16
Class B	466.13
Class C	31,548.15
Asset Manager 40%%	784,759.08
Class I	21,253.12
	$902,085
Fidelity Asset Manager 50%%
Class A	$136,256.19
Class T	64,639.20
Class B	2,953.18
Class C	84,975.20
Asset Manager 50%%	9,834,146.13
Class I	65,750.18
	$10,188,719
Fidelity Asset Manager 60%%
Class A	$101,990.18
Class T	31,946.19
Class B	1,523.20
Class C	59,288.19
Asset Manager 60%%	1,533,612.11
Class I	25,722.15
	$1,754,081
Fidelity Asset Manager 70%%
Class A	$263,700.19
Class T	91,885.20
Class B	4,010.28
Class C	107,437.20
Asset Manager 70%%	5,113,079.13
Class I	65,058.16
	$5,645,169
Fidelity Asset Manager 85%%
Class A	$154,856.21
Class T	48,194.23
Class B	2,416.25
Class C	79,408.21
Asset Manager 85%%	2,112,442.15
Class I	59,801.16
	$2,457,117

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%%	$9,907
Fidelity Asset Manager 30%%	1,897
Fidelity Asset Manager 40%%	2,179
Fidelity Asset Manager 50%%	15,871
Fidelity Asset Manager 60%%	3,017
Fidelity Asset Manager 70%%	8,597
Fidelity Asset Manager 85%%	3,234

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 20%%	$56,036
Fidelity Asset Manager 50%%	117,271
Fidelity Asset Manager 70%%	109,315
Fidelity Asset Manager 85%%	53,615

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody Expense reduction	Transfer Agent expense reduction
Fidelity Asset Manager 20%%	$51,443	$984	$ -
Fidelity Asset Manager 30%%	12,195	63	–
Fidelity Asset Manager 40%%	17,524	40	–
Fidelity Asset Manager 50%%	143,933	145	–
Fidelity Asset Manager 60%%	30,188	179	–
Fidelity Asset Manager 70%%	97,316	150	8
Fidelity Asset Manager 85%%	41,757	66	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%%	$19,426
Fidelity Asset Manager 30%%	3,667
Fidelity Asset Manager 40%%	4,240
Fidelity Asset Manager 50%%	56,190
Fidelity Asset Manager 60%%	10,383
Fidelity Asset Manager 70%%	29,907
Fidelity Asset Manager 85%%	11,308

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2016	Year ended September 30, 2015
Fidelity Asset Manager 20%
From net investment income
Class A	$586,057	$501,145
Class T	258,468	205,919
Class B	7,665	9,455
Class C	222,595	145,536
Asset Manager 20%%	85,388,721	77,740,992
Class I	377,130	229,164
Total	$86,840,636	$78,832,211
From net realized gain
Class A	$768,558	$1,200,191
Class T	397,712	630,164
Class B	28,963	64,097
Class C	580,212	839,473
Asset Manager 20%%	96,332,955	151,471,697
Class I	366,985	437,001
Total	$98,475,385	$154,642,623
Fidelity Asset Manager 30%%
From net investment income
Class A	$374,214	$294,578
Class T	156,500	119,614
Class B	3,431	4,113
Class C	186,439	121,872
Asset Manager 30%%	16,652,556	13,687,215
Class I	174,292	133,141
Total	$17,547,432	$14,360,533
From net realized gain
Class A	$367,407	$561,549
Class T	174,844	274,626
Class B	8,338	21,937
Class C	315,141	502,117
Asset Manager 30%%	12,937,540	21,489,587
Class I	139,018	240,640
Total	$13,942,288	$23,090,456
Fidelity Asset Manager 40%%
From net investment income
Class A	$566,653	$359,813
Class T	129,110	92,069
Class B	2,953	3,851
Class C	167,869	98,718
Asset Manager 40%%	18,366,959	13,653,307
Class I	326,411	135,199
Total	$19,559,955	$14,342,957
From net realized gain
Class A	$422,782	$758,501
Class T	119,403	244,124
Class B	6,236	33,171
Class C	255,795	470,384
Asset Manager 40%%	11,702,088	22,793,923
Class I	237,351	122,859
Total	$12,743,655	$24,422,962
Fidelity Asset Manager 50%%
From net investment income
Class A	$1,078,569	$896,424
Class T	389,022	320,881
Class B	12,031	13,923
Class C	314,334	196,715
Asset Manager 50%%	135,309,959	121,864,493
Class I	620,822	470,519
Total	$137,724,737	$123,762,955
From net realized gain
Class A	$2,670,933	$4,639,740
Class T	1,173,976	2,164,069
Class B	90,179	216,191
Class C	1,563,215	2,528,640
Asset Manager 50%%	281,226,959	511,052,903
Class I	1,221,841	2,101,067
Total	$287,947,103	$522,702,610
Fidelity Asset Manager 60%%
From net investment income
Class A	$778,039	$562,334
Class T	200,853	119,094
Class B	4,743	2,508
Class C	221,700	106,137
Asset Manager 60%%	22,576,101	16,510,467
Class I	271,551	174,917
Total	$24,052,987	$17,475,457
From net realized gain
Class A	$1,256,050	$2,600,794
Class T	390,635	734,414
Class B	26,625	77,323
Class C	720,526	1,338,769
Asset Manager 60%%	29,661,155	59,118,120
Class I	364,528	647,193
Total	$32,419,519	$64,516,613
Fidelity Asset Manager 70%%
From net investment income
Class A	$1,770,999	$1,479,841
Class T	473,868	367,575
Class C	294,415	171,602
Asset Manager 70%%	61,801,113	49,763,392
Class I	666,291	526,159
Total	$65,006,686	$52,308,569
From net realized gain
Class A	$5,163,635	$10,888,363
Class T	1,764,247	3,662,050
Class B	79,783	280,534
Class C	2,075,200	4,234,614
Asset Manager 70%%	143,806,402	283,051,294
Class I	1,591,206	3,091,422
Total	$154,480,473	$305,208,277
Fidelity Asset Manager 85%%
From net investment income
Class A	$762,308	$638,758
Class T	166,023	138,492
Class B	–	528
Class C	134,918	109,437
Asset Manager 85%%	18,879,814	16,718,884
Class I	478,105	555,363
Total	$20,421,168	$18,161,462
From net realized gain
Class A	$2,376,081	$5,458,131
Class T	691,330	1,508,615
Class B	46,652	188,215
Class C	1,239,853	2,602,764
Asset Manager 85%%	45,949,502	106,034,873
Class I	1,190,793	3,430,748
Total	$51,494,211	$119,223,346

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2016	Year ended September 30, 2015	Year ended September 30, 2016	Year ended September 30, 2015
Fidelity Asset Manager 20%%
Class A
Shares sold	1,061,724	746,097	$13,730,782	$9,956,350
Reinvestment of distributions	101,740	124,579	1,297,846	1,642,519
Shares redeemed	(980,175)	(723,345)	(12,695,149)	(9,655,193)
Net increase (decrease)	183,289	147,331	$2,333,479	$1,943,676
Class T
Shares sold	769,032	258,937	$9,944,778	$3,439,733
Reinvestment of distributions	46,050	56,730	585,951	746,401
Shares redeemed	(404,707)	(383,129)	(5,207,424)	(5,111,207)
Net increase (decrease)	410,375	(67,462)	$5,323,305	$(925,073)
Class B
Shares sold	3,420	9,712	$44,326	$131,288
Reinvestment of distributions	2,794	5,332	35,365	69,994
Shares redeemed	(122,552)	(52,936)	(1,576,306)	(704,138)
Net increase (decrease)	(116,338)	(37,892)	$(1,496,615)	$(502,856)
Class C
Shares sold	522,480	665,471	$6,696,646	$8,823,506
Reinvestment of distributions	58,840	69,057	744,539	904,582
Shares redeemed	(571,568)	(461,220)	(7,366,178)	(6,103,241)
Net increase (decrease)	9,752	273,308	$75,007	$3,624,847
Asset Manager 20%%
Shares sold	53,904,713	65,610,662	$698,704,684	$877,776,600
Reinvestment of distributions	13,769,905	16,814,774	176,023,505	222,136,126
Shares redeemed	(67,514,502)	(83,278,711)	(872,979,053)	(1,112,228,717)
Net increase (decrease)	160,116	(853,275)	$1,749,136	$(12,315,991)
Class I
Shares sold	1,237,625	484,278	$16,000,768	$6,457,610
Reinvestment of distributions	51,472	42,280	658,423	558,198
Shares redeemed	(494,699)	(307,045)	(6,395,711)	(4,109,960)
Net increase (decrease)	794,398	219,513	$10,263,480	$2,905,848
Fidelity Asset Manager 30%%
Class A
Shares sold	758,314	853,322	$7,842,738	$9,065,272
Reinvestment of distributions	72,251	80,715	734,724	844,570
Shares redeemed	(684,982)	(893,789)	(7,018,711)	(9,529,338)
Net increase (decrease)	145,583	40,248	$1,558,751	$380,504
Class T
Shares sold	227,180	385,571	$2,318,193	$4,073,097
Reinvestment of distributions	32,605	36,882	331,069	385,610
Shares redeemed	(234,324)	(261,013)	(2,407,141)	(2,776,818)
Net increase (decrease)	25,461	161,440	$242,121	$1,681,889
Class B
Shares sold	752	1,788	$7,417	$19,117
Reinvestment of distributions	1,068	2,278	10,788	23,743
Shares redeemed	(55,507)	(32,079)	(570,956)	(339,935)
Net increase (decrease)	(53,687)	(28,013)	$(552,751)	$(297,075)
Class C
Shares sold	646,522	630,104	$6,544,515	$6,639,825
Reinvestment of distributions	48,769	58,821	492,300	611,625
Shares redeemed	(587,350)	(347,269)	(6,019,841)	(3,661,220)
Net increase (decrease)	107,941	341,656	$1,016,974	$3,590,230
Asset Manager 30%%
Shares sold	23,662,071	23,785,715	$243,254,618	$252,662,602
Reinvestment of distributions	2,847,635	3,282,171	28,983,547	34,365,864
Shares redeemed	(18,732,344)	(17,404,776)	(192,459,532)	(184,472,239)
Net increase (decrease)	7,777,362	9,663,110	$79,778,633	$102,556,227
Class I
Shares sold	656,402	335,946	$6,817,634	$3,528,015
Reinvestment of distributions	30,069	34,537	306,241	361,452
Shares redeemed	(462,690)	(316,121)	(4,774,293)	(3,344,953)
Net increase (decrease)	223,781	54,362	$2,349,582	$544,514
Fidelity Asset Manager 40%%
Class A
Shares sold	1,316,443	1,116,769	$13,858,038	$12,149,561
Reinvestment of distributions	93,270	103,020	973,060	1,101,245
Shares redeemed	(733,359)	(559,060)	(7,743,497)	(6,082,756)
Net increase (decrease)	676,354	660,729	$7,087,601	$7,168,050
Class T
Shares sold	390,009	234,916	$4,020,982	$2,551,039
Reinvestment of distributions	20,717	27,375	215,683	292,035
Shares redeemed	(366,782)	(122,917)	(3,842,286)	(1,340,250)
Net increase (decrease)	43,944	139,374	$394,379	$1,502,824
Class B
Shares sold	–	11,716	$–	$126,419
Reinvestment of distributions	884	3,470	9,189	36,989
Shares redeemed	(59,490)	(65,134)	(630,460)	(715,694)
Net increase (decrease)	(58,606)	(49,948)	$(621,271)	$(552,286)
Class C
Shares sold	558,469	683,962	$5,876,704	$7,420,049
Reinvestment of distributions	38,879	50,956	402,887	541,553
Shares redeemed	(460,845)	(292,603)	(4,802,443)	(3,165,742)
Net increase (decrease)	136,503	442,315	$1,477,148	$4,795,860
Asset Manager 40%%
Shares sold	27,901,656	34,882,809	$294,523,460	$379,867,945
Reinvestment of distributions	2,831,070	3,354,318	29,535,248	35,864,255
Shares redeemed	(20,058,435)	(20,144,864)	(210,941,630)	(218,505,343)
Net increase (decrease)	10,674,291	18,092,263	$113,117,078	$197,226,857
Class I
Shares sold	949,776	1,745,203	$9,774,597	$19,036,090
Reinvestment of distributions	30,925	19,385	322,941	207,753
Shares redeemed	(1,492,768)	(223,724)	(15,422,345)	(2,428,106)
Net increase (decrease)	(512,067)	1,540,864	$(5,324,807)	$16,815,737
Fidelity Asset Manager 50%%
Class A
Shares sold	1,285,350	995,727	$20,974,734	$17,214,908
Reinvestment of distributions	228,274	319,912	3,648,471	5,391,212
Shares redeemed	(1,243,808)	(1,005,953)	(20,035,152)	(17,414,256)
Net increase (decrease)	269,816	309,686	$4,588,053	$5,191,864
Class T
Shares sold	415,139	490,870	$6,788,826	$8,542,221
Reinvestment of distributions	97,186	145,961	1,551,607	2,455,630
Shares redeemed	(455,938)	(575,251)	(7,437,228)	(9,990,007)
Net increase (decrease)	56,387	61,580	$903,205	$1,007,844
Class B
Shares sold	12,960	8,290	$208,531	$142,493
Reinvestment of distributions	5,178	11,444	82,342	192,095
Shares redeemed	(166,468)	(70,896)	(2,689,336)	(1,227,688)
Net increase (decrease)	(148,330)	(51,162)	$(2,398,463)	$(893,100)
Class C
Shares sold	526,140	775,317	$8,431,685	$13,336,211
Reinvestment of distributions	108,770	147,470	1,724,314	2,466,082
Shares redeemed	(688,225)	(496,465)	(11,162,645)	(8,585,737)
Net increase (decrease)	(53,315)	426,322	$(1,006,646)	$7,216,556
Asset Manager 50%%
Shares sold	41,011,505	47,441,827	$670,923,177	$826,782,885
Reinvestment of distributions	25,198,579	36,356,893	404,423,850	614,842,843
Shares redeemed	(78,601,130)	(66,529,083)	(1,282,252,050)	(1,158,852,052)
Net increase (decrease)	(12,391,046)	17,269,637	$(206,905,023)	$282,773,676
Class I
Shares sold	912,142	692,682	$14,796,900	$11,771,865
Reinvestment of distributions	112,601	148,759	1,804,785	2,511,698
Shares redeemed	(727,915)	(660,383)	(11,897,452)	(11,497,625)
Net increase (decrease)	296,828	181,058	$4,704,233	$2,785,938
Fidelity Asset Manager 60%%
Class A
Shares sold	1,119,098	1,262,838	$11,965,702	$14,280,308
Reinvestment of distributions	192,249	286,389	2,007,080	3,113,048
Shares redeemed	(1,138,854)	(1,097,074)	(12,159,554)	(12,316,709)
Net increase (decrease)	172,493	452,153	$1,813,228	$5,076,647
Class T
Shares sold	230,470	404,420	$2,481,092	$4,562,966
Reinvestment of distributions	55,076	76,931	572,790	833,160
Shares redeemed	(321,919)	(231,017)	(3,454,754)	(2,593,790)
Net increase (decrease)	(36,373)	250,334	$(400,872)	$2,802,336
Class B
Shares sold	–	2,635	$–	$29,605
Reinvestment of distributions	2,647	6,746	27,789	73,534
Shares redeemed	(118,704)	(38,517)	(1,267,174)	(435,624)
Net increase (decrease)	(116,057)	(29,136)	$(1,239,385)	$(332,485)
Class C
Shares sold	662,228	835,749	$6,939,607	$9,342,652
Reinvestment of distributions	89,391	131,144	921,624	1,409,801
Shares redeemed	(559,512)	(352,870)	(5,849,062)	(3,913,793)
Net increase (decrease)	192,107	614,023	$2,012,169	$6,838,660
Asset Manager 60%%
Shares sold	26,084,588	32,106,770	$280,962,806	$364,754,466
Reinvestment of distributions	4,947,085	6,877,984	51,746,504	74,901,251
Shares redeemed	(24,358,406)	(21,774,879)	(261,232,789)	(246,451,907)
Net increase (decrease)	6,673,267	17,209,875	$71,476,521	$193,203,810
Class I
Shares sold	445,534	478,598	$4,722,458	$5,335,988
Reinvestment of distributions	57,560	68,910	602,654	751,123
Shares redeemed	(312,984)	(305,046)	(3,388,714)	(3,483,879)
Net increase (decrease)	190,110	242,462	$1,936,398	$2,603,232
Fidelity Asset Manager 70%%
Class A
Shares sold	1,242,255	1,332,746	$23,355,609	$27,135,293
Reinvestment of distributions	360,252	612,690	6,607,015	11,873,923
Shares redeemed	(1,351,803)	(1,534,000)	(25,443,048)	(31,230,002)
Net increase (decrease)	250,704	411,436	$4,519,576	$7,779,214
Class T
Shares sold	332,456	401,372	$6,282,649	$8,181,756
Reinvestment of distributions	117,377	197,690	2,156,218	3,837,168
Shares redeemed	(495,128)	(443,958)	(9,231,214)	(9,069,742)
Net increase (decrease)	(45,295)	155,104	$(792,347)	$2,949,182
Class B
Shares sold	2,173	4,258	$39,145	$89,578
Reinvestment of distributions	3,944	13,435	73,710	263,858
Shares redeemed	(130,852)	(87,448)	(2,475,477)	(1,793,956)
Net increase (decrease)	(124,735)	(69,755)	$(2,362,622)	$(1,440,520)
Class C
Shares sold	434,716	536,592	$8,170,264	$10,869,717
Reinvestment of distributions	121,833	211,320	2,230,769	4,089,035
Shares redeemed	(500,903)	(533,287)	(9,377,032)	(10,812,202)
Net increase (decrease)	55,646	214,625	$1,024,001	$4,146,550
Asset Manager 70%%
Shares sold	21,741,155	30,387,652	$410,816,180	$619,467,666
Reinvestment of distributions	11,023,418	16,897,410	202,279,723	327,640,788
Shares redeemed	(29,537,539)	(24,123,037)	(560,681,708)	(490,668,534)
Net increase (decrease)	3,227,034	23,162,025	$52,414,195	$456,439,920
Class I
Shares sold	461,077	714,757	$8,611,520	$14,467,398
Reinvestment of distributions	119,411	181,334	2,192,381	3,519,697
Shares redeemed	(701,469)	(546,838)	(13,166,534)	(11,076,556)
Net increase (decrease)	(120,981)	349,253	$(2,362,633)	$6,910,539
Fidelity Asset Manager 85%%
Class A
Shares sold	1,277,982	942,082	$19,986,726	$15,917,741
Reinvestment of distributions	203,532	377,235	3,095,723	6,024,439
Shares redeemed	(1,011,362)	(818,764)	(15,702,710)	(13,824,831)
Net increase (decrease)	470,152	500,553	$7,379,739	$8,117,349
Class T
Shares sold	291,311	476,876	$4,494,461	$7,982,251
Reinvestment of distributions	56,275	102,375	852,009	1,628,792
Shares redeemed	(388,740)	(347,482)	(6,110,365)	(5,749,178)
Net increase (decrease)	(41,154)	231,769	$(763,895)	$3,861,865
Class B
Shares sold	2,734	2,884	$40,866	$48,001
Reinvestment of distributions	2,868	11,206	43,908	179,408
Shares redeemed	(105,601)	(54,470)	(1,635,914)	(920,906)
Net increase (decrease)	(99,999)	(40,380)	$(1,551,140)	$(693,497)
Class C
Shares sold	482,935	666,847	$7,409,041	$11,024,242
Reinvestment of distributions	90,560	169,095	1,359,303	2,668,325
Shares redeemed	(446,523)	(320,657)	(6,885,905)	(5,302,536)
Net increase (decrease)	126,972	515,285	$1,882,439	$8,390,031
Asset Manager 85%%
Shares sold	12,327,620	21,052,151	$193,726,869	$358,458,962
Reinvestment of distributions	4,184,448	7,541,136	64,063,900	121,186,062
Shares redeemed	(15,709,607)	(22,383,027)	(247,400,124)	(379,093,460)
Net increase (decrease)	802,461	6,210,260	$10,390,645	$100,551,564
Class I
Shares sold	669,454	1,017,644	$10,615,247	$16,957,219
Reinvestment of distributions	107,226	225,394	1,637,339	3,610,804
Shares redeemed	(810,020)	(1,101,788)	(12,965,553)	(18,463,501)
Net increase (decrease)	(33,340)	141,250	$(712,967)	$2,104,522

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares held
Fidelity Asset Manager 60%%	31%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% as of September 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 18, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$1,036.90	$4.23
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class T	1.09%
Actual		$1,000.00	$1,035.70	$5.55
Hypothetical-C		$1,000.00	$1,019.55	$5.50
Class C	1.60%
Actual		$1,000.00	$1,034.00	$8.14
Hypothetical-C		$1,000.00	$1,017.00	$8.07
Asset Manager 20%	.52%
Actual		$1,000.00	$1,038.50	$2.65
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class I	.57%
Actual		$1,000.00	$1,039.20	$2.91
Hypothetical-C		$1,000.00	$1,022.15	$2.88
Fidelity Asset Manager 30%
Class A	.85%
Actual		$1,000.00	$1,045.30	$4.35
Hypothetical-C		$1,000.00	$1,020.75	$4.29
Class T	1.11%
Actual		$1,000.00	$1,043.90	$5.67
Hypothetical-C		$1,000.00	$1,019.45	$5.60
Class C	1.61%
Actual		$1,000.00	$1,041.60	$8.22
Hypothetical-C		$1,000.00	$1,016.95	$8.12
Asset Manager 30%	.54%
Actual		$1,000.00	$1,047.70	$2.76
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class I	.60%
Actual		$1,000.00	$1,046.60	$3.07
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Fidelity Asset Manager 40%
Class A	.84%
Actual		$1,000.00	$1,049.50	$4.30
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class T	1.12%
Actual		$1,000.00	$1,047.90	$5.73
Hypothetical-C		$1,000.00	$1,019.40	$5.65
Class C	1.61%
Actual		$1,000.00	$1,045.70	$8.23
Hypothetical-C		$1,000.00	$1,016.95	$8.12
Asset Manager 40%	.54%
Actual		$1,000.00	$1,051.00	$2.77
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class I	.57%
Actual		$1,000.00	$1,050.80	$2.92
Hypothetical-C		$1,000.00	$1,022.15	$2.88
Fidelity Asset Manager 50%
Class A	.96%
Actual		$1,000.00	$1,054.20	$4.93
Hypothetical-C		$1,000.00	$1,020.20	$4.85
Class T	1.22%
Actual		$1,000.00	$1,053.50	$6.26
Hypothetical-C		$1,000.00	$1,018.90	$6.16
Class C	1.72%
Actual		$1,000.00	$1,050.60	$8.82
Hypothetical-C		$1,000.00	$1,016.40	$8.67
Asset Manager 50%	.65%
Actual		$1,000.00	$1,056.20	$3.34
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class I	.70%
Actual		$1,000.00	$1,056.00	$3.60
Hypothetical-C		$1,000.00	$1,021.50	$3.54
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$1,000.00	$1,059.40	$5.30
Hypothetical-C		$1,000.00	$1,019.85	$5.20
Class T	1.29%
Actual		$1,000.00	$1,057.80	$6.64
Hypothetical-C		$1,000.00	$1,018.55	$6.51
Class C	1.78%
Actual		$1,000.00	$1,055.40	$9.15
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Asset Manager 60%	.71%
Actual		$1,000.00	$1,061.10	$3.66
Hypothetical-C		$1,000.00	$1,021.45	$3.59
Class I	.74%
Actual		$1,000.00	$1,061.00	$3.81
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Fidelity Asset Manager 70%
Class A	1.02%
Actual		$1,000.00	$1,062.30	$5.26
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class T	1.28%
Actual		$1,000.00	$1,061.20	$6.60
Hypothetical-C		$1,000.00	$1,018.60	$6.46
Class C	1.78%
Actual		$1,000.00	$1,058.80	$9.16
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Asset Manager 70%	.72%
Actual		$1,000.00	$1,064.40	$3.72
Hypothetical-C		$1,000.00	$1,021.40	$3.64
Class I	.74%
Actual		$1,000.00	$1,064.30	$3.82
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$1,000.00	$1,068.20	$5.43
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class T	1.32%
Actual		$1,000.00	$1,066.60	$6.82
Hypothetical-C		$1,000.00	$1,018.40	$6.66
Class C	1.80%
Actual		$1,000.00	$1,063.90	$9.29
Hypothetical-C		$1,000.00	$1,016.00	$9.07
Asset Manager 85%	.74%
Actual		$1,000.00	$1,069.60	$3.83
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Class I	.75%
Actual		$1,000.00	$1,069.80	$3.88
Hypothetical-C		$1,000.00	$1,021.25	$3.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .09%.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Asset Manager 20%	$27,018,098
Fidelity Asset Manager 30%	$2,276,861
Fidelity Asset Manager 40%	$3,061,075
Fidelity Asset Manager 50%	$56,868,271
Fidelity Asset Manager 60%	$5,761,313
Fidelity Asset Manager 70%	$20,299,396
Fidelity Asset Manager 85%	$7,299,198

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Asset Manager 20%
Class A	3.77%
Class T	3.77%
Class B	3.77%
Class C	3.77%
Asset Manager 20%	3.77%
Class I	3.77%
Fidelity Asset Manager 30%
Class A	3.55%
Class T	3.55%
Class B	3.55%
Class C	3.55%
Asset Manager 30%	3.55%
Class I	3.55%
Fidelity Asset Manager 40%
Class A	3.29%
Class T	3.29%
Class B	3.29%
Class C	3.29%
Asset Manager 40%	3.29%
Class I	3.29%
Fidelity Asset Manager 50%
Class A	2.93%
Class T	2.93%
Class B	2.93%
Class C	2.93%
Asset Manager 50%	2.93%
Class I	2.93%
Fidelity Asset Manager 60%
Class A	2.38%
Class T	2.38%
Class B	2.38%
Class C	2.38%
Asset Manager 60%	2.38%
Class I	2.38%
Fidelity Asset Manager 70%
Class A	1.73%
Class T	1.73%
Class B	1.73%
Class C	1.73%
Asset Manager 70%	1.73%
Class I	1.73%
Fidelity Asset Manager 85%
Class A	0.87%
Class T	0.87%
Class B	0.87%
Class C	0.87%
Asset Manager 85%	0.87%
Class I	0.87%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2016 to September 30, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Asset Manager 20%	$55,061,114
Fidelity Asset Manager 30%	$11,058,409
Fidelity Asset Manager 40%	$9,368,368
Fidelity Asset Manager 50%	$62,419,040

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2015	7%	8%	9%	9%	7%	7%
February 2016	12%	15%	26%	26%	10%	10%
March 2016	12%	15%	27%	24%	10%	10%
April 2016	12%	14%	21%	19%	10%	10%
May 2016	12%	15%	30%	30%	10%	10%
June 2016	12%	15%	26%	26%	10%	10%
July 2016	12%	14%	N/A	22%	10%	10%
August 2016	13%	16%	N/A	40%	10%	10%
September 2016	13%	15%	N/A	30%	10%	11%
Fidelity Asset Manager 30%
December 2015	11%	12%	15%	14%	10%	10%
February 2016	19%	25%	58%	58%	15%	15%
March 2016	18%	22%	37%	37%	15%	15%
April 2016	17%	19%	28%	28%	15%	15%
May 2016	17%	22%	44%	37%	15%	15%
June 2016	17%	20%	30%	30%	15%	15%
July 2016	17%	21%	N/A	30%	15%	16%
August 2016	19%	24%	N/A	48%	15%	15%
September 2016	17%	22%	N/A	37%	15%	15%
Fidelity Asset Manager 40%
December 2015	14%	16%	25%	22%	13%	13%
April 2016	33%	44%	77%	77%	27%	28%
July 2016	33%	40%	N/A	64%	28%	28%
Fidelity Asset Manager 50%
December 2015	15%	16%	21%	21%	13%	13%
April 2016	45%	59%	100%	100%	36%	37%
July 2016	43%	51%	N/A	85%	36%	37%
Fidelity Asset Manager 60%
December 2015	32%	38%	89%	58%	26%	27%
Fidelity Asset Manager 70%
December 2015	41%	50%	100%	84%	33%	34%
Fidelity Asset Manager 85%
December 2015	62%	82%	0%	100%	50%	51%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2015	10%	11%	12%	12%	9%	9%
February 2016	19%	24%	41%	41%	16%	16%
March 2016	19%	23%	43%	37%	16%	16%
April 2016	19%	22%	33%	30%	16%	16%
May 2016	19%	24%	47%	47%	16%	16%
June 2016	19%	24%	41%	41%	16%	16%
July 2016	19%	22%	N/A	35%	16%	16%
August 2016	21%	25%	N/A	63%	16%	16%
September 2016	20%	24%	N/A	47%	16%	17%
Fidelity Asset Manager 30%
December 2015	15%	16%	20%	20%	13%	14%
February 2016	35%	45%	100%	100%	26%	26%
March 2016	33%	39%	65%	65%	26%	26%
April 2016	30%	35%	50%	50%	27%	27%
May 2016	30%	39%	78%	65%	26%	26%
June 2016	30%	35%	53%	53%	27%	27%
July 2016	31%	38%	N/A	52%	26%	28%
August 2016	34%	42%	N/A	84%	26%	26%
September 2016	30%	39%	N/A	65%	26%	26%
Fidelity Asset Manager 40%
December 2015	19%	21%	32%	28%	16%	17%
April 2016	56%	75%	100%	100%	47%	48%
July 2016	55%	68%	N/A	100%	47%	48%
Fidelity Asset Manager 50%
December 2015	19%	21%	26%	26%	17%	17%
April 2016	79%	100%	100%	100%	63%	65%
July 2016	75%	90%	N/A	100%	63%	65%
Fidelity Asset Manager 60%
December 2015	59%	69%	100%	100%	49%	50%
Fidelity Asset Manager 70%
December 2015	74%	91%	100%	100%	61%	62%
Fidelity Asset Manager 85%
December 2015	100%	100%	0%	100%	83%	85%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 20% ranked below the competitive median for 2015.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of each of Fidelity Asset Manager 30%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% ranked below the competitive median for 2015 and the total expense ratio of Class T of each of Fidelity Asset Manager 30%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% ranked above the competitive median for 2015.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of Fidelity Asset Manager 40% ranked below the competitive median for 2015 and the total expense ratio of Class T ranked equal to the competitive median for 2015.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Proposal 1 reflects trust wide proposal and voting results.

AR-ANN-1116
1.878277.108

Fidelity Advisor Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%
Class A, Class T, Class C and Class I

Annual Report

September 30, 2016

Each Class A, Class T, Class C and Class I are classes of Fidelity Asset Manager® Funds

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	0.08%	3.25%	3.32%
Class T (incl. 3.50% sales charge)	2.22%	3.46%	3.29%
Class C (incl. contingent deferred sales charge)	4.49%	3.68%	3.14%
Class I	6.56%	4.76%	4.22%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 20% - Class A on September 30, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class A.

Period Ending Values
$13,860	Fidelity Advisor Asset Manager® 20% - Class A
$15,965	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	1.43%	4.58%	3.15%
Class T (incl. 3.50% sales charge)	3.57%	4.80%	3.16%
Class C (incl. contingent deferred sales charge)	5.85%	5.04%	3.06%
Class I	7.80%	6.10%	4.09%

 A From October 9, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 30% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,218	Fidelity Advisor Asset Manager® 30% - Class A
$15,195	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	2.20%	5.75%	3.32%
Class T (incl. 3.50% sales charge)	4.34%	5.96%	3.32%
Class C (incl. contingent deferred sales charge)	6.62%	6.19%	3.22%
Class I	8.67%	7.28%	4.26%

 A From October 9, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 40% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,413	Fidelity Advisor Asset Manager® 40% - Class A
$15,195	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	2.91%	6.74%	4.39%
Class T (incl. 3.50% sales charge)	5.15%	6.99%	4.38%
Class C (incl. contingent deferred sales charge)	7.42%	7.21%	4.21%
Class I	9.53%	8.29%	5.30%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 50%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 50%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 50%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 50%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 50% - Class A on September 30, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class A.

Period Ending Values
$15,360	Fidelity Advisor Asset Manager® 50% - Class A
$20,114	S&P 500® Index

Fidelity Asset Manager® 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	3.77%	7.73%	3.50%
Class T (incl. 3.50% sales charge)	5.85%	7.95%	3.50%
Class C (incl. contingent deferred sales charge)	8.27%	8.20%	3.40%
Class I	10.37%	9.31%	4.45%

 A From October 9, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 60% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,627	Fidelity Advisor Asset Manager® 60% - Class A
$16,841	S&P 500® Index

Fidelity Asset Manager® 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	4.21%	8.69%	4.59%
Class T (incl. 3.50% sales charge)	6.45%	8.92%	4.62%
Class C (incl. contingent deferred sales charge)	8.78%	9.16%	4.59%
Class I	10.92%	10.29%	5.45%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager® 70%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 70% - Class A on September 30, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class A.

Period Ending Values
$15,661	Fidelity Advisor Asset Manager® 70% - Class A
$20,114	S&P 500® Index

Fidelity Asset Manager® 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	5.20%	10.20%	4.78%
Class T (incl. 3.50% sales charge)	7.42%	10.39%	4.74%
Class C (incl. contingent deferred sales charge)	9.80%	10.67%	4.60%
Class I	11.93%	11.82%	5.73%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 85%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 85%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 85%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 The initial offering of Class I shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 85%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 85% - Class A on September 30, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class A.

Period Ending Values
$15,958	Fidelity Advisor Asset Manager® 85% - Class A
$20,114	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index rose 15.43% for the year ending September 2016, overcoming uncertainty about the global economy, U.S. Federal Reserve monetary policy and the U.K.’s June vote to leave the European Union (Brexit). Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500 to its worst January since 2009. Markets regained positive momentum amid U.S. job gains, a rally in energy and materials markets, global economic stimulus and perceived softening of U.S. monetary policy. The June 23 Brexit vote surprised markets, though, and was followed by a two-day near-tumult. Sentiment rebounded rapidly and stayed largely positive through September. For the year, value-oriented and small-cap stocks outperformed. Among S&P 500® sectors, dividend-rich telecom services (+27%) led amid strong demand for yield, especially earlier in the period, as well as increased competition and consolidation. Utilities (+17%) and consumer staples (+16%) also benefited. Added demand for perceived safe-haven investments such as precious metals-related securities boosted materials (+22%). Information technology (+23%) was helped by strong results from some of the largest and best-known tech names. The newly created real estate sector (+17%) finished far ahead of financials (+6%), which was held back by low interest rates that squeezed bank profits.

Comments from Portfolio Manager Geoff Stein:  For the year, the share classes of the seven Asset Manager Funds (excluding sales charges, if applicable) produced gains in the range of roughly 6% to 12%. With the exception of Asset Manager 85%, the Funds mostly outpaced their respective Composite benchmarks. Asset allocation and security selection contributed across all Funds, with the more fixed-income-oriented portfolios benefiting most, fueled by strong selection in the investment-grade bond asset class. My fixed-income allocation strategy of underweighting cash and investment-grade bonds, complemented by various out-of-benchmark positions, aided relative performance. For all but Asset Manager 85%, security selection among investment-grade bonds was the biggest contributor, with picks among government-related securities and corporate bonds adding the most value. Underweighting emerging-markets stocks detracted, while an out-of-benchmark stake in real estate investment trusts (REITs) contributed. Domestic stock selection also helped the Funds’ relative results, whereas selections in foreign developed markets detracted. For the first time in several years, I increased the Funds’ cash levels to about neutral versus the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.2	9.9
Fannie Mae	6.5	5.6
Freddie Mac	3.2	2.6
Ginnie Mae	2.0	2.1
Illinois Gen. Oblig.	1.2	1.4
	23.1

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	21.9%
AAA,AA,A	6.9%
BBB	13.4%
BB and Below	9.3%
Not Rated	0.2%
Equities*	17.3%
Short-Term Investments and Net Other Assets	31.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	8.9%
BBB	13.4%
BB and Below	10.6%
Not Rated	0.3%
Equities*	19.4%
Short-Term Investments and Net Other Assets	27.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Amazon.com, Inc.	0.2	0.2
Facebook, Inc. Class A	0.2	0.1
Medtronic PLC	0.2	0.1
Alphabet, Inc. Class C	0.2	0.1
	1.1

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.9	38.0
Energy	5.2	5.1
Consumer Discretionary	4.5	4.8
Real Estate	3.3	0.0
Information Technology	3.0	3.4

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	17.4%
Bond Class	51.3%
Short-Term Class	31.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

As of March 31, 2016
Stock Class and Equity Futures*	20.8%
Bond Class	52.9%
Short-Term Class	26.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 12.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 17.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	7,853,475	$50,105,173
Fidelity Consumer Discretionary Central Fund (a)	276,084	68,678,608
Fidelity Consumer Staples Central Fund (a)	225,176	51,340,221
Fidelity Emerging Markets Equity Central Fund (a)	120,130	24,332,423
Fidelity Energy Central Fund (a)	324,314	41,337,119
Fidelity Financials Central Fund (a)	1,340,453	113,590,007
Fidelity Health Care Central Fund (a)	234,193	81,651,474
Fidelity Industrials Central Fund (a)	253,258	61,341,585
Fidelity Information Technology Central Fund (a)	408,540	134,916,295
Fidelity International Equity Central Fund (a)	1,579,560	118,403,791
Fidelity Materials Central Fund (a)	88,410	18,861,287
Fidelity Real Estate Equity Central Fund (a)	314,451	35,580,172
Fidelity Telecom Services Central Fund (a)	77,717	14,880,458
Fidelity Utilities Central Fund (a)	121,950	19,868,098
TOTAL EQUITY CENTRAL FUNDS
(Cost $496,131,332)		834,886,711

Fixed-Income Central Funds - 54.2%
High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,623,004	26,780,874
Fidelity Floating Rate Central Fund (a)	479,493	49,200,757
Fidelity High Income Central Fund 1 (a)	1,722,053	168,812,887

TOTAL HIGH YIELD FIXED-INCOME FUNDS		244,794,518

Investment Grade Fixed-Income Funds - 49.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,128,987	219,498,579
Fidelity Investment Grade Bond Central Fund (a)	20,018,251	2,206,811,976

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,426,310,555

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,454,650,121)		2,671,105,073

Money Market Central Funds - 28.1%
Fidelity Cash Central Fund, 0.43% (b)	258,839,890	258,917,542
Fidelity Money Market Central Fund, 0.86% (b)	1,125,975,423	1,126,200,618
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,384,823,112)		1,385,118,160
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.33% 12/1/16
(Cost $429,760)	430,000	429,880
	Shares	Value

Investment Companies - 0.8%
iShares Core MSCI Emerging Markets ETF	780,707	$35,608,046
iShares S&P 500 Index ETF	11,210	2,438,848
TOTAL INVESTMENT COMPANIES
(Cost $37,768,436)		38,046,894
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,373,802,761)		4,929,586,718
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,864,179)
NET ASSETS - 100%		$4,926,722,539

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$619,151
Fidelity Commodity Strategy Central Fund	100,527
Fidelity Consumer Discretionary Central Fund	1,079,647
Fidelity Consumer Staples Central Fund	1,166,146
Fidelity Emerging Markets Debt Central Fund	1,636,599
Fidelity Emerging Markets Equity Central Fund	459,035
Fidelity Energy Central Fund	551,110
Fidelity Financials Central Fund	1,982,516
Fidelity Floating Rate Central Fund	2,440,065
Fidelity Health Care Central Fund	601,105
Fidelity High Income Central Fund 1	14,342,806
Fidelity Industrials Central Fund	892,185
Fidelity Inflation-Protected Bond Index Central Fund	36,479
Fidelity Information Technology Central Fund	996,690
Fidelity International Equity Central Fund	3,304,552
Fidelity Investment Grade Bond Central Fund	68,100,228
Fidelity Materials Central Fund	386,595
Fidelity Money Market Central Fund	6,657,283
Fidelity Real Estate Equity Central Fund	1,223,687
Fidelity Securities Lending Cash Central Fund	56,036
Fidelity Telecom Services Central Fund	318,388
Fidelity Utilities Central Fund	535,866
Total	$107,486,696

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$8,696,714	$63,996,333	$26,899,592	$50,105,173	10.6%
Fidelity Consumer Discretionary Central Fund	69,527,232	2,521,884	7,627,151	68,678,608	4.3%
Fidelity Consumer Staples Central Fund	47,078,429	2,280,211	3,866,945	51,340,221	4.0%
Fidelity Emerging Markets Debt Central Fund	23,129,889	2,114,761	1,438,636	26,780,874	22.7%
Fidelity Emerging Markets Equity Central Fund	10,011,000	14,461,180	2,873,229	24,332,423	5.9%
Fidelity Energy Central Fund	34,999,849	1,373,760	2,821,123	41,337,119	4.1%
Fidelity Financials Central Fund	109,655,238	7,427,547	8,522,709	113,590,007	4.5%
Fidelity Floating Rate Central Fund	48,410,557	3,597,070	3,080,175	49,200,757	3.0%
Fidelity Health Care Central Fund	78,605,470	4,043,603	6,221,977	81,651,474	4.2%
Fidelity High Income Central Fund 1	215,697,752	40,283,817	95,327,375	168,812,887	21.2%
Fidelity Industrials Central Fund	55,272,473	2,192,225	4,484,497	61,341,585	4.5%
Fidelity Inflation-Protected Bond Index Central Fund	139,715,214	80,981,346	10,664,685	219,498,579	22.8%
Fidelity Information Technology Central Fund	113,946,781	3,496,065	11,902,105	134,916,295	4.2%
Fidelity International Equity Central Fund	134,613,233	5,772,501	26,875,579	118,403,791	5.5%
Fidelity Investment Grade Bond Central Fund	2,319,725,125	133,258,489	329,373,291	2,206,811,976	31.3%
Fidelity Materials Central Fund	17,208,342	775,714	1,335,939	18,861,287	4.7%
Fidelity Real Estate Equity Central Fund	52,196,868	2,086,470	26,942,549	35,580,172	20.5%
Fidelity Telecom Services Central Fund	11,768,054	1,583,661	1,142,473	14,880,458	3.9%
Fidelity Utilities Central Fund	18,526,202	971,628	1,992,666	19,868,098	4.3%
Total	$3,508,784,422	$373,218,265	$573,392,696	$3,505,991,784

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$834,886,711	$834,886,711	$--	$--
Fixed-Income Central Funds	2,671,105,073	2,671,105,073	--	--
Money Market Central Funds	1,385,118,160	1,385,118,160	--	--
Other Short-Term Investments	429,880	--	429,880	--
Investment Companies	38,046,894	38,046,894	--	--
Total Investments in Securities:	$4,929,586,718	$4,929,156,838	$429,880	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.5%
United Kingdom	2.4%
Mexico	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $38,198,196)	$38,476,774
Fidelity Central Funds (cost $4,335,604,565)	4,891,109,944
Total Investments (cost $4,373,802,761)		$4,929,586,718
Receivable for investments sold		4,864,430
Receivable for fund shares sold		1,940,076
Distributions receivable from Fidelity Central Funds		84,507
Prepaid expenses		13,483
Other receivables		3,078
Total assets		4,936,492,292
Liabilities
Payable for fund shares redeemed	$7,583,299
Accrued management fee	1,676,358
Distribution and service plan fees payable	43,542
Other affiliated payables	436,310
Other payables and accrued expenses	30,244
Total liabilities		9,769,753
Net Assets		$4,926,722,539
Net Assets consist of:
Paid in capital		$4,690,788,338
Undistributed net investment income		5,924,233
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(325,773,989)
Net unrealized appreciation (depreciation) on investments		555,783,957
Net Assets		$4,926,722,539
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,221,217 ÷ 3,188,021 shares)		$13.24
Maximum offering price per share (100/94.25 of $13.24)		$14.05
Class T:
Net Asset Value and redemption price per share ($25,052,225 ÷ 1,895,806 shares)		$13.21
Maximum offering price per share (100/96.50 of $13.21)		$13.69
Class C:
Net Asset Value and offering price per share ($29,337,047 ÷ 2,228,402 shares)(a)		$13.17
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,802,797,440 ÷ 362,107,192 shares)		$13.26
Class I:
Net Asset Value, offering price and redemption price per share ($27,314,610 ÷ 2,060,617 shares)		$13.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$2,698,285
Interest		4,267
Income from Fidelity Central Funds		107,486,696
Total income		110,189,248
Expenses
Management fee	$19,662,467
Transfer agent fees	4,005,804
Distribution and service plan fees	496,821
Accounting and security lending fees	1,166,010
Custodian fees and expenses	1,978
Independent trustees' fees and expenses	21,140
Registration fees	174,376
Audit	40,372
Legal	17,892
Miscellaneous	(75,039)
Total expenses before reductions	25,511,821
Expense reductions	(71,853)	25,439,968
Net investment income (loss)		84,749,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,324,016
Fidelity Central Funds	(3,165,563)
Foreign currency transactions	46,465
Futures contracts	15,071,591
Capital gain distributions from Fidelity Central Funds	123,366
Total net realized gain (loss)		15,399,875
Change in net unrealized appreciation (depreciation) on: Investment securities	201,626,384
Assets and liabilities in foreign currencies	8,058
Futures contracts	2,584,211
Total change in net unrealized appreciation (depreciation)		204,218,653
Net gain (loss)		219,618,528
Net increase (decrease) in net assets resulting from operations		$304,367,808

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,749,280	$81,712,898
Net realized gain (loss)	15,399,875	90,968,277
Change in net unrealized appreciation (depreciation)	204,218,653	(170,470,134)
Net increase (decrease) in net assets resulting from operations	304,367,808	2,211,041
Distributions to shareholders from net investment income	(86,840,636)	(78,832,211)
Distributions to shareholders from net realized gain	(98,475,385)	(154,642,623)
Total distributions	(185,316,021)	(233,474,834)
Share transactions - net increase (decrease)	18,247,792	(5,269,549)
Total increase (decrease) in net assets	137,299,579	(236,533,342)
Net Assets
Beginning of period	4,789,422,960	5,025,956,302
End of period	$4,926,722,539	$4,789,422,960
Other Information
Undistributed net investment income end of period	$5,924,233	$7,982,127

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.93	$13.56	$13.42	$13.37	$12.62
Income from Investment Operations
Net investment income (loss)A	.19	.18	.16	.14	.18
Net realized and unrealized gain (loss)	.59	(.22)	.44	.31	.91
Total from investment operations	.78	(.04)	.60	.45	1.09
Distributions from net investment income	(.20)	(.17)	(.15)	(.14)	(.18)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.47)	(.59)	(.46)B	(.40)C	(.34)
Net asset value, end of period	$13.24	$12.93	$13.56	$13.42	$13.37
Total ReturnD,E	6.18%	(.33)%	4.54%	3.47%	8.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%	.83%	.82%	.82%	.84%
Expenses net of fee waivers, if any	.83%	.83%	.82%	.82%	.84%
Expenses net of all reductions	.83%	.83%	.82%	.82%	.83%
Net investment income (loss)	1.47%	1.32%	1.16%	1.03%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$42,221	$38,841	$38,733	$43,449	$46,763
Portfolio turnover rateH	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$13.53	$13.40	$13.34	$12.60
Income from Investment Operations
Net investment income (loss)A	.16	.14	.12	.10	.14
Net realized and unrealized gain (loss)	.58	(.21)	.43	.33	.90
Total from investment operations	.74	(.07)	.55	.43	1.04
Distributions from net investment income	(.17)	(.14)	(.12)	(.10)	(.15)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.43)B	(.56)	(.42)	(.37)	(.30)C
Net asset value, end of period	$13.21	$12.90	$13.53	$13.40	$13.34
Total ReturnD,E	5.93%	(.59)%	4.20%	3.28%	8.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%	1.10%	1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	1.09%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.09%	1.10%	1.09%	1.09%	1.10%
Net investment income (loss)	1.21%	1.06%	.89%	.75%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$25,052	$19,162	$21,010	$19,844	$18,870
Portfolio turnover rateH	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.85	$13.48	$13.35	$13.30	$12.57
Income from Investment Operations
Net investment income (loss)A	.09	.07	.05	.03	.08
Net realized and unrealized gain (loss)	.60	(.21)	.43	.33	.89
Total from investment operations	.69	(.14)	.48	.36	.97
Distributions from net investment income	(.10)	(.07)	(.05)	(.04)	(.08)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.37)	(.49)	(.35)	(.31)	(.24)
Net asset value, end of period	$13.17	$12.85	$13.48	$13.35	$13.30
Total ReturnB,C	5.49%	(1.09)%	3.70%	2.73%	7.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.59%	1.60%	1.60%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%	1.60%	1.60%	1.60%	1.60%
Expenses net of all reductions	1.59%	1.60%	1.60%	1.59%	1.60%
Net investment income (loss)	.71%	.56%	.39%	.25%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$29,337	$28,515	$26,225	$24,910	$22,600
Portfolio turnover rateF	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$13.57	$13.44	$13.39	$12.64
Income from Investment Operations
Net investment income (loss)A	.23	.22	.20	.18	.22
Net realized and unrealized gain (loss)	.60	(.22)	.43	.31	.91
Total from investment operations	.83	–	.63	.49	1.13
Distributions from net investment income	(.24)	(.21)	(.20)	(.18)	(.22)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.51)	(.63)	(.50)	(.44)B	(.38)
Net asset value, end of period	$13.26	$12.94	$13.57	$13.44	$13.39
Total ReturnC	6.58%	(.04)%	4.80%	3.79%	9.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%	.53%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52%	.53%	.53%	.53%	.54%
Expenses net of all reductions	.52%	.52%	.52%	.52%	.54%
Net investment income (loss)	1.78%	1.63%	1.46%	1.32%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$4,802,797	$4,685,019	$4,923,702	$4,708,494	$4,595,339
Portfolio turnover rateF	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$13.57	$13.44	$13.38	$12.64
Income from Investment Operations
Net investment income (loss)A	.22	.21	.19	.17	.21
Net realized and unrealized gain (loss)	.60	(.21)	.43	.33	.90
Total from investment operations	.82	–	.62	.50	1.11
Distributions from net investment income	(.24)	(.21)	(.19)	(.17)	(.22)
Distributions from net realized gain	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.50)B	(.63)	(.49)	(.44)	(.37)C
Net asset value, end of period	$13.26	$12.94	$13.57	$13.44	$13.38
Total ReturnD	6.56%	(.08)%	4.74%	3.83%	8.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%	.57%	.56%	.57%	.58%
Expenses net of fee waivers, if any	.57%	.57%	.56%	.57%	.58%
Expenses net of all reductions	.57%	.57%	.56%	.56%	.57%
Net investment income (loss)	1.73%	1.59%	1.42%	1.29%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$27,315	$16,388	$14,204	$32,926	$30,383
Portfolio turnover rateG	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.0	9.9
Fannie Mae	6.5	5.6
Freddie Mac	3.2	2.6
Ginnie Mae	2.0	2.1
Illinois Gen. Oblig.	1.3	1.4
	23.0

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	21.7%
AAA,AA,A	6.9%
BBB	13.4%
BB and Below	9.2%
Not Rated	0.2%
Equities*	28.6%
Short-Term Investments and Net Other Assets	20.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	8.9%
BBB	13.4%
BB and Below	10.6%
Not Rated	0.3%
Equities*	30.0%
Short-Term Investments and Net Other Assets	16.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.5
Amazon.com, Inc.	0.4	0.2
Facebook, Inc. Class A	0.3	0.2
Medtronic PLC	0.3	0.3
Alphabet, Inc. Class C	0.2	0.2
	1.7

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	28.2
Energy	6.1	5.7
Consumer Discretionary	5.7	6.6
Information Technology	5.5	5.0
Health Care	4.3	4.2

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	28.7%
Bond Class	50.9%
Short-Term Class	20.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of March 31, 2016
Stock Class and Equity Futures*	31.1%
Bond Class	52.6%
Short-Term Class	16.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 18.0% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 28.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,755,579	$11,200,594
Fidelity Consumer Discretionary Central Fund (a)	89,065	22,155,799
Fidelity Consumer Staples Central Fund (a)	72,913	16,624,110
Fidelity Emerging Markets Equity Central Fund (a)	141,123	28,584,388
Fidelity Energy Central Fund (a)	105,100	13,396,050
Fidelity Financials Central Fund (a)	433,534	36,737,665
Fidelity Health Care Central Fund (a)	75,740	26,406,580
Fidelity Industrials Central Fund (a)	81,904	19,838,054
Fidelity Information Technology Central Fund (a)	132,579	43,782,735
Fidelity International Equity Central Fund (a)	598,814	44,887,078
Fidelity Materials Central Fund (a)	28,504	6,081,059
Fidelity Real Estate Equity Central Fund (a)	64,672	7,317,630
Fidelity Telecom Services Central Fund (a)	25,087	4,803,468
Fidelity Utilities Central Fund (a)	39,614	6,453,963
TOTAL EQUITY CENTRAL FUNDS
(Cost $204,749,623)		288,269,173

Fixed-Income Central Funds - 53.9%
High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (a)	528,812	5,399,172
Fidelity Floating Rate Central Fund (a)	98,554	10,112,638
Fidelity High Income Central Fund 1 (a)	351,038	34,412,284

TOTAL HIGH YIELD FIXED-INCOME FUNDS		49,924,094

Investment Grade Fixed-Income Funds - 48.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	431,843	44,523,012
Fidelity Investment Grade Bond Central Fund (a)	4,062,403	447,839,272

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		492,362,284

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $515,241,330)		542,286,378

Money Market Central Funds - 16.9%
Fidelity Cash Central Fund, 0.43% (b)	49,446,179	49,461,013
Fidelity Money Market Central Fund, 0.86% (b)	121,053,798	121,078,009
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $170,501,590)		170,539,022
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.31% 11/3/16 to 12/29/16 (c)
(Cost $669,752)	670,000	669,801
	Shares	Value

Investment Companies - 0.5%
iShares Core MSCI Emerging Markets ETF	95,415	$4,351,876
iShares S&P 500 Index ETF	2,285	497,125
TOTAL INVESTMENT COMPANIES
(Cost $4,791,829)		4,849,001
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $895,954,124)		1,006,613,375
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(545,560)
NET ASSETS - 100%		$1,006,067,815

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
316 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	14,417,500	$181,084

The face value of futures sold as a percentage of Net Assets is 1.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $669,801.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$115,166
Fidelity Commodity Strategy Central Fund	22,249
Fidelity Consumer Discretionary Central Fund	336,163
Fidelity Consumer Staples Central Fund	364,820
Fidelity Emerging Markets Debt Central Fund	316,828
Fidelity Emerging Markets Equity Central Fund	524,258
Fidelity Energy Central Fund	171,155
Fidelity Financials Central Fund	617,781
Fidelity Floating Rate Central Fund	481,061
Fidelity Health Care Central Fund	187,482
Fidelity High Income Central Fund 1	2,785,291
Fidelity Industrials Central Fund	278,370
Fidelity Inflation-Protected Bond Index Central Fund	7,280
Fidelity Information Technology Central Fund	312,372
Fidelity International Equity Central Fund	1,192,738
Fidelity Investment Grade Bond Central Fund	13,239,553
Fidelity Materials Central Fund	120,189
Fidelity Money Market Central Fund	649,634
Fidelity Real Estate Equity Central Fund	241,121
Fidelity Telecom Services Central Fund	99,610
Fidelity Utilities Central Fund	168,257
Total	$22,231,378

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,697,494	$13,803,458	$5,244,054	$11,200,594	2.4%
Fidelity Consumer Discretionary Central Fund	20,387,608	3,195,584	2,741,416	22,155,799	1.4%
Fidelity Consumer Staples Central Fund	13,806,719	2,513,477	1,463,549	16,624,110	1.3%
Fidelity Emerging Markets Debt Central Fund	4,259,880	901,638	347,452	5,399,172	4.6%
Fidelity Emerging Markets Equity Central Fund	2,926,000	24,306,805	1,037,853	28,584,388	6.9%
Fidelity Energy Central Fund	10,256,547	1,726,398	1,073,439	13,396,050	1.3%
Fidelity Financials Central Fund	32,154,992	6,177,538	3,208,638	36,737,665	1.4%
Fidelity Floating Rate Central Fund	9,072,077	1,692,183	736,446	10,112,638	0.6%
Fidelity Health Care Central Fund	23,050,967	4,051,049	2,341,619	26,406,580	1.3%
Fidelity High Income Central Fund 1	39,802,986	12,121,879	19,246,860	34,412,284	4.3%
Fidelity Industrials Central Fund	16,214,599	2,762,227	1,703,567	19,838,054	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	25,813,690	19,437,912	2,585,101	44,523,012	4.6%
Fidelity Information Technology Central Fund	33,415,994	5,343,643	4,180,263	43,782,735	1.4%
Fidelity International Equity Central Fund	46,026,721	6,994,354	9,944,128	44,887,078	2.1%
Fidelity Investment Grade Bond Central Fund	429,038,240	73,350,090	71,052,186	447,839,272	6.4%
Fidelity Materials Central Fund	5,048,199	855,575	508,260	6,081,059	1.5%
Fidelity Real Estate Equity Central Fund	9,716,859	1,387,618	5,397,814	7,317,630	4.2%
Fidelity Telecom Services Central Fund	3,449,973	974,642	444,921	4,803,468	1.3%
Fidelity Utilities Central Fund	5,434,770	1,016,624	729,219	6,453,963	1.4%
Total	$731,574,315	$182,612,694	$133,986,785	$830,555,551

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$288,269,173	$288,269,173	$--	$--
Fixed-Income Central Funds	542,286,378	542,286,378	--	--
Money Market Central Funds	170,539,022	170,539,022	--	--
Other Short-Term Investments	669,801	--	669,801	--
Investment Companies	4,849,001	4,849,001	--	--
Total Investments in Securities:	$1,006,613,375	$1,005,943,574	$669,801	$--
Derivative Instruments:
Assets
Futures Contracts	$181,084	$181,084	$--	$--
Total Assets	$181,084	$181,084	$--	$--
Total Derivative Instruments:	$181,084	$181,084	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$181,084	$0
Total Equity Risk	181,084	0
Total Value of Derivatives	$181,084	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.0%
United Kingdom	3.0%
Netherlands	1.4%
Mexico	1.3%
Japan	1.3%
Others (Individually Less Than 1%)	11.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,461,581)	$5,518,802
Fidelity Central Funds (cost $890,492,543)	1,001,094,573
Total Investments (cost $895,954,124)		$1,006,613,375
Receivable for investments sold		1,342,755
Receivable for fund shares sold		825,862
Distributions receivable from Fidelity Central Funds		15,761
Prepaid expenses		2,705
Other receivables		639
Total assets		1,008,801,097
Liabilities
Payable for fund shares redeemed	$2,155,074
Accrued management fee	341,155
Distribution and service plan fees payable	27,755
Payable for daily variation margin for derivative instruments	88,480
Other affiliated payables	95,076
Other payables and accrued expenses	25,742
Total liabilities		2,733,282
Net Assets		$1,006,067,815
Net Assets consist of:
Paid in capital		$951,566,089
Undistributed net investment income		1,334,530
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,673,139)
Net unrealized appreciation (depreciation) on investments		110,840,335
Net Assets		$1,006,067,815
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($23,868,386 ÷ 2,247,177 shares)		$10.62
Maximum offering price per share (100/94.25 of $10.62)		$11.27
Class T:
Net Asset Value and redemption price per share ($11,833,951 ÷ 1,115,200 shares)		$10.61
Maximum offering price per share (100/96.50 of $10.61)		$10.99
Class C:
Net Asset Value and offering price per share ($21,579,007 ÷ 2,042,462 shares)(a)		$10.57
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($937,285,054 ÷ 88,212,936 shares)		$10.63
Class I:
Net Asset Value, offering price and redemption price per share ($11,501,417 ÷ 1,082,667 shares)		$10.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$472,865
Interest		1,467
Income from Fidelity Central Funds		22,231,378
Total income		22,705,710
Expenses
Management fee	$3,829,926
Transfer agent fees	747,513
Distribution and service plan fees	330,379
Accounting fees and expenses	337,876
Custodian fees and expenses	1,377
Independent trustees' fees and expenses	4,072
Registration fees	101,043
Audit	40,180
Legal	3,217
Miscellaneous	(15,456)
Total expenses before reductions	5,380,127
Expense reductions	(15,925)	5,364,202
Net investment income (loss)		17,341,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,356,699
Fidelity Central Funds	(4,476,842)
Foreign currency transactions	9,746
Futures contracts	1,600,981
Capital gain distributions from Fidelity Central Funds	10,854
Total net realized gain (loss)		(1,498,562)
Change in net unrealized appreciation (depreciation) on: Investment securities	55,019,932
Assets and liabilities in foreign currencies	1,470
Futures contracts	644,935
Total change in net unrealized appreciation (depreciation)		55,666,337
Net gain (loss)		54,167,775
Net increase (decrease) in net assets resulting from operations		$71,509,283

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,341,508	$15,099,160
Net realized gain (loss)	(1,498,562)	707,878
Change in net unrealized appreciation (depreciation)	55,666,337	(21,533,426)
Net increase (decrease) in net assets resulting from operations	71,509,283	(5,726,388)
Distributions to shareholders from net investment income	(17,547,432)	(14,360,533)
Distributions to shareholders from net realized gain	(13,942,288)	(23,090,456)
Total distributions	(31,489,720)	(37,450,989)
Share transactions - net increase (decrease)	84,393,310	108,456,289
Total increase (decrease) in net assets	124,412,873	65,278,912
Net Assets
Beginning of period	881,654,942	816,376,030
End of period	$1,006,067,815	$881,654,942
Other Information
Undistributed net investment income end of period	$1,334,530	$1,529,997

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.19	$10.71	$10.43	$10.15	$9.37
Income from Investment Operations
Net investment income (loss)A	.16	.15	.14	.12	.14
Net realized and unrealized gain (loss)	.60	(.23)	.46	.44	.89
Total from investment operations	.76	(.08)	.60	.56	1.03
Distributions from net investment income	(.17)	(.15)	(.13)	(.11)	(.14)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.33)	(.44)B	(.32)C	(.28)	(.25)
Net asset value, end of period	$10.62	$10.19	$10.71	$10.43	$10.15
Total ReturnD,E	7.61%	(.79)%	5.83%	5.64%	11.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%	.86%	.85%	.87%	.89%
Expenses net of fee waivers, if any	.85%	.86%	.85%	.87%	.89%
Expenses net of all reductions	.85%	.86%	.85%	.87%	.88%
Net investment income (loss)	1.58%	1.45%	1.29%	1.15%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$23,868	$21,424	$22,071	$15,100	$11,431
Portfolio turnover rateH	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$10.70	$10.42	$10.14	$9.36
Income from Investment Operations
Net investment income (loss)A	.14	.13	.11	.09	.12
Net realized and unrealized gain (loss)	.59	(.23)	.46	.44	.89
Total from investment operations	.73	(.10)	.57	.53	1.01
Distributions from net investment income	(.14)	(.12)	(.10)	(.08)	(.12)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.30)	(.42)	(.29)B	(.25)	(.23)
Net asset value, end of period	$10.61	$10.18	$10.70	$10.42	$10.14
Total ReturnC,D	7.33%	(1.02)%	5.53%	5.37%	10.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%	1.12%	1.13%	1.13%	1.14%
Expenses net of fee waivers, if any	1.11%	1.12%	1.13%	1.13%	1.14%
Expenses net of all reductions	1.11%	1.12%	1.13%	1.13%	1.13%
Net investment income (loss)	1.32%	1.18%	1.01%	.89%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$11,834	$11,098	$9,932	$7,064	$6,542
Portfolio turnover rateG	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.66	$10.38	$10.12	$9.34
Income from Investment Operations
Net investment income (loss)A	.08	.07	.06	.04	.07
Net realized and unrealized gain (loss)	.60	(.22)	.46	.43	.89
Total from investment operations	.68	(.15)	.52	.47	.96
Distributions from net investment income	(.09)	(.07)	(.06)	(.04)	(.07)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.25)	(.37)	(.24)	(.21)	(.18)
Net asset value, end of period	$10.57	$10.14	$10.66	$10.38	$10.12
Total ReturnB,C	6.85%	(1.51)%	5.09%	4.75%	10.41%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.61%	1.62%	1.62%	1.64%	1.66%
Expenses net of fee waivers, if any	1.61%	1.62%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.61%	1.61%	1.61%	1.63%	1.64%
Net investment income (loss)	.82%	.69%	.52%	.39%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$21,579	$19,621	$16,976	$12,001	$7,937
Portfolio turnover rateF	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.71	$10.43	$10.15	$9.37
Income from Investment Operations
Net investment income (loss)A	.20	.19	.17	.15	.17
Net realized and unrealized gain (loss)	.59	(.22)	.46	.44	.89
Total from investment operations	.79	(.03)	.63	.59	1.06
Distributions from net investment income	(.20)	(.18)	(.17)	(.14)	(.17)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.36)	(.48)	(.35)	(.31)	(.28)
Net asset value, end of period	$10.63	$10.20	$10.71	$10.43	$10.15
Total ReturnB	7.94%	(.38)%	6.19%	5.96%	11.53%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.55%	.55%	.56%	.58%
Expenses net of fee waivers, if any	.54%	.55%	.55%	.56%	.58%
Expenses net of all reductions	.53%	.54%	.55%	.56%	.58%
Net investment income (loss)	1.90%	1.76%	1.59%	1.46%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$937,285	$820,206	$757,908	$560,306	$364,386
Portfolio turnover rateE	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.71	$10.43	$10.16	$9.37
Income from Investment Operations
Net investment income (loss)A	.19	.18	.16	.14	.17
Net realized and unrealized gain (loss)	.59	(.22)	.47	.44	.90
Total from investment operations	.78	(.04)	.63	.58	1.07
Distributions from net investment income	(.20)	(.17)	(.16)	(.13)	(.17)
Distributions from net realized gain	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.36)	(.47)	(.35)B	(.31)C	(.28)
Net asset value, end of period	$10.62	$10.20	$10.71	$10.43	$10.16
Total ReturnD	7.80%	(.46)%	6.12%	5.81%	11.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%	.61%	.62%	.62%	.65%
Expenses net of fee waivers, if any	.60%	.61%	.62%	.62%	.65%
Expenses net of all reductions	.60%	.61%	.62%	.62%	.64%
Net investment income (loss)	1.84%	1.69%	1.52%	1.40%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$11,501	$8,759	$8,616	$4,663	$2,099
Portfolio turnover rateG	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, , the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.0	8.8
Fannie Mae	5.7	4.9
Freddie Mac	2.8	2.2
Ginnie Mae	1.7	1.8
Illinois Gen. Oblig.	1.1	1.2
	20.3

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	19.2%
AAA,AA,A	5.7%
BBB	12.1%
BB and Below	8.3%
Not Rated	0.2%
Equities*	37.1%
Short-Term Investments and Net Other Assets	17.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	17.7%
AAA,AA,A	7.7%
BBB	11.9%
BB and Below	9.8%
Not Rated	0.2%
Equities*	38.1%
Short-Term Investments and Net Other Assets	14.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.6
Amazon.com, Inc.	0.5	0.3
Facebook, Inc. Class A	0.4	0.3
Medtronic PLC	0.4	0.3
Alphabet, Inc. Class C	0.3	0.3
	2.2

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	22.9
Consumer Discretionary	6.8	7.5
Information Technology	6.7	6.0
Energy	6.0	5.7
Health Care	5.4	5.0

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	37.1%
Bond Class	45.1%
Short-Term Class	17.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
Stock Class and Equity Futures*	40.5%
Bond Class	46.4%
Short-Term Class	13.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 36.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,226,292	$14,203,746
Fidelity Consumer Discretionary Central Fund (a)	140,592	34,973,621
Fidelity Consumer Staples Central Fund (a)	115,141	26,252,099
Fidelity Emerging Markets Equity Central Fund (a)	83,171	16,846,249
Fidelity Energy Central Fund (a)	165,826	21,136,161
Fidelity Financials Central Fund (a)	685,000	58,046,913
Fidelity Health Care Central Fund (a)	119,667	41,721,891
Fidelity Industrials Central Fund (a)	129,309	31,319,965
Fidelity Information Technology Central Fund (a)	209,079	69,046,230
Fidelity International Equity Central Fund (a)	1,050,880	78,773,956
Fidelity Materials Central Fund (a)	44,985	9,597,095
Fidelity Real Estate Equity Central Fund (a)	75,833	8,580,493
Fidelity Telecom Services Central Fund (a)	39,754	7,611,629
Fidelity Utilities Central Fund (a)	62,646	10,206,237
TOTAL EQUITY CENTRAL FUNDS
(Cost $322,884,715)		428,316,285

Fixed-Income Central Funds - 47.8%
High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (a)	615,711	6,286,409
Fidelity Floating Rate Central Fund (a)	115,719	11,873,894
Fidelity High Income Central Fund 1 (a)	408,898	40,084,318

TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,244,621

Investment Grade Fixed-Income Funds - 42.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	469,118	48,366,031
Fidelity Investment Grade Bond Central Fund (a)	4,113,034	453,420,893

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		501,786,924

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $536,134,260)		560,031,545

Money Market Central Funds - 14.5%
Fidelity Cash Central Fund, 0.43% (b)	72,304,902	72,326,593
Fidelity Money Market Central Fund, 0.86% (b)	98,068,435	98,088,048
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $170,375,098)		170,414,641
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $159,917)	160,000	159,960
	Shares	Value

Investment Companies - 1.2%
iShares Core MSCI Emerging Markets ETF	204,600	$9,331,807
iShares S&P 500 Index ETF	19,949	4,340,104
TOTAL INVESTMENT COMPANIES
(Cost $13,147,809)		13,671,911
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,042,701,799)		1,172,594,342
NET OTHER ASSETS (LIABILITIES) - 0.0%		(252,392)
NET ASSETS - 100%		$1,172,341,950

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$226,248
Fidelity Commodity Strategy Central Fund	28,048
Fidelity Consumer Discretionary Central Fund	521,669
Fidelity Consumer Staples Central Fund	565,406
Fidelity Emerging Markets Debt Central Fund	366,085
Fidelity Emerging Markets Equity Central Fund	295,940
Fidelity Energy Central Fund	265,699
Fidelity Financials Central Fund	956,641
Fidelity Floating Rate Central Fund	560,266
Fidelity Health Care Central Fund	290,888
Fidelity High Income Central Fund 1	3,207,867
Fidelity Industrials Central Fund	431,545
Fidelity Inflation-Protected Bond Index Central Fund	7,827
Fidelity Information Technology Central Fund	485,623
Fidelity International Equity Central Fund	2,002,320
Fidelity Investment Grade Bond Central Fund	13,193,569
Fidelity Materials Central Fund	186,464
Fidelity Money Market Central Fund	450,075
Fidelity Real Estate Equity Central Fund	279,723
Fidelity Telecom Services Central Fund	153,775
Fidelity Utilities Central Fund	261,341
Total	$24,737,019

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,014,752	$16,752,029	$5,749,644	$14,203,746	3.0%
Fidelity Consumer Discretionary Central Fund	31,124,334	4,996,504	3,105,821	34,973,621	2.2%
Fidelity Consumer Staples Central Fund	21,075,028	3,895,278	1,424,371	26,252,099	2.0%
Fidelity Emerging Markets Debt Central Fund	4,858,080	1,043,328	289,027	6,286,409	5.3%
Fidelity Emerging Markets Equity Central Fund	8,204,387	7,941,364	1,508,405	16,846,249	4.1%
Fidelity Energy Central Fund	15,640,813	2,705,458	1,032,586	21,136,161	2.1%
Fidelity Financials Central Fund	49,091,613	9,714,023	3,134,358	58,046,913	2.3%
Fidelity Floating Rate Central Fund	10,439,176	1,963,223	626,518	11,873,894	0.7%
Fidelity Health Care Central Fund	35,184,313	6,369,403	2,286,472	41,721,891	2.1%
Fidelity High Income Central Fund 1	45,170,220	13,970,171	21,041,499	40,084,318	5.0%
Fidelity Industrials Central Fund	24,751,343	4,306,171	1,645,911	31,319,965	2.3%
Fidelity Inflation-Protected Bond Index Central Fund	27,305,449	21,040,046	1,971,648	48,366,031	5.0%
Fidelity Information Technology Central Fund	50,986,908	8,330,688	4,381,837	69,046,230	2.1%
Fidelity International Equity Central Fund	73,069,208	12,152,815	9,371,640	78,773,956	3.7%
Fidelity Investment Grade Bond Central Fund	425,077,464	78,366,350	66,409,955	453,420,893	6.4%
Fidelity Materials Central Fund	7,702,422	1,342,606	488,061	9,597,095	2.4%
Fidelity Real Estate Equity Central Fund	11,101,926	1,638,375	6,016,868	8,580,493	4.9%
Fidelity Telecom Services Central Fund	5,267,814	1,492,651	421,263	7,611,629	2.0%
Fidelity Utilities Central Fund	8,293,008	1,576,130	803,397	10,206,237	2.2%
Total	$856,358,258	$199,596,613	$131,709,281	$988,347,830

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$428,316,285	$428,316,285	$--	$--
Fixed-Income Central Funds	560,031,545	560,031,545	--	--
Money Market Central Funds	170,414,641	170,414,641	--	--
Other Short-Term Investments	159,960	--	159,960	--
Investment Companies	13,671,911	13,671,911	--	--
Total Investments in Securities:	$1,172,594,342	$1,172,434,382	$159,960	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.0%
United Kingdom	3.1%
Japan	1.8%
Netherlands	1.2%
Mexico	1.2%
Ireland	1.2%
Canada	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,307,726)	$13,831,871
Fidelity Central Funds (cost $1,029,394,073)	1,158,762,471
Total Investments (cost $1,042,701,799)		$1,172,594,342
Receivable for investments sold		322,810
Receivable for fund shares sold		659,049
Distributions receivable from Fidelity Central Funds		23,913
Prepaid expenses		3,111
Other receivables		749
Total assets		1,173,603,974
Liabilities
Payable for investments purchased	$65,096
Payable for fund shares redeemed	630,847
Accrued management fee	396,239
Transfer agent fee payable	79,034
Distribution and service plan fees payable	30,674
Other affiliated payables	33,875
Other payables and accrued expenses	26,259
Total liabilities		1,262,024
Net Assets		$1,172,341,950
Net Assets consist of:
Paid in capital		$1,099,804,287
Undistributed net investment income		4,373,033
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,727,913)
Net unrealized appreciation (depreciation) on investments		129,892,543
Net Assets		$1,172,341,950
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($40,045,919 ÷ 3,656,933 shares)		$10.95
Maximum offering price per share (100/94.25 of $10.95)		$11.62
Class T:
Net Asset Value and redemption price per share ($10,296,565 ÷ 941,780 shares)		$10.93
Maximum offering price per share (100/96.50 of $10.93)		$11.33
Class C:
Net Asset Value and offering price per share ($22,063,508 ÷ 2,024,518 shares)(a)		$10.90
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,084,410,821 ÷ 99,000,271 shares)		$10.95
Class I:
Net Asset Value, offering price and redemption price per share ($15,525,137 ÷ 1,417,213 shares)		$10.95

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$712,117
Interest		1,221
Income from Fidelity Central Funds		24,737,019
Total income		25,450,357
Expenses
Management fee	$4,408,166
Transfer agent fees	902,085
Distribution and service plan fees	352,699
Accounting fees and expenses	380,284
Custodian fees and expenses	1,427
Independent trustees' fees and expenses	4,678
Registration fees	116,095
Audit	40,224
Legal	3,670
Miscellaneous	(12,063)
Total expenses before reductions	6,197,265
Expense reductions	(21,804)	6,175,461
Net investment income (loss)		19,274,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,415,323
Fidelity Central Funds	(6,257,839)
Foreign currency transactions	13,864
Futures contracts	4,343,853
Capital gain distributions from Fidelity Central Funds	5,976
Total net realized gain (loss)		(478,823)
Change in net unrealized appreciation (depreciation) on: Investment securities	71,043,746
Assets and liabilities in foreign currencies	1,185
Futures contracts	637,258
Total change in net unrealized appreciation (depreciation)		71,682,189
Net gain (loss)		71,203,366
Net increase (decrease) in net assets resulting from operations		$90,478,262

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,274,896	$16,273,056
Net realized gain (loss)	(478,823)	(4,043,806)
Change in net unrealized appreciation (depreciation)	71,682,189	(26,931,283)
Net increase (decrease) in net assets resulting from operations	90,478,262	(14,702,033)
Distributions to shareholders from net investment income	(19,559,955)	(14,342,957)
Distributions to shareholders from net realized gain	(12,743,655)	(24,422,962)
Total distributions	(32,303,610)	(38,765,919)
Share transactions - net increase (decrease)	116,130,128	226,957,042
Total increase (decrease) in net assets	174,304,780	173,489,090
Net Assets
Beginning of period	998,037,170	824,548,080
End of period	$1,172,341,950	$998,037,170
Other Information
Undistributed net investment income end of period	$4,373,033	$4,646,251

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.16	.16	.14	.12	.14
Net realized and unrealized gain (loss)	.70	(.28)	.59	.66	1.07
Total from investment operations	.86	(.12)	.73	.78	1.21
Distributions from net investment income	(.17)	(.14)	(.15)	(.10)	(.14)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.30)	(.45)	(.43)	(.23)	(.23)
Net asset value, end of period	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnB,C	8.44%	(1.19)%	6.98%	7.88%	13.47%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.85%	.85%	.87%	.90%
Expenses net of fee waivers, if any	.84%	.85%	.85%	.87%	.90%
Expenses net of all reductions	.84%	.84%	.85%	.86%	.89%
Net investment income (loss)	1.53%	1.44%	1.31%	1.21%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$40,046	$30,959	$25,419	$16,042	$14,048
Portfolio turnover rateF	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.94	$10.64	$10.09	$9.12
Income from Investment Operations
Net investment income (loss)A	.13	.13	.11	.10	.12
Net realized and unrealized gain (loss)	.70	(.28)	.59	.66	1.06
Total from investment operations	.83	(.15)	.70	.76	1.18
Distributions from net investment income	(.14)	(.11)	(.12)	(.08)	(.12)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.27)	(.42)	(.40)	(.21)	(.21)
Net asset value, end of period	$10.93	$10.37	$10.94	$10.64	$10.09
Total ReturnB,C	8.12%	(1.45)%	6.72%	7.62%	13.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.12%	1.11%	1.12%	1.14%	1.17%
Expenses net of fee waivers, if any	1.12%	1.11%	1.12%	1.14%	1.15%
Expenses net of all reductions	1.12%	1.10%	1.12%	1.13%	1.14%
Net investment income (loss)	1.25%	1.18%	1.04%	.94%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$10,297	$9,309	$8,295	$6,969	$4,803
Portfolio turnover rateF	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.91	$10.62	$10.08	$9.11
Income from Investment Operations
Net investment income (loss)A	.08	.07	.06	.04	.07
Net realized and unrealized gain (loss)	.70	(.27)	.58	.66	1.06
Total from investment operations	.78	(.20)	.64	.70	1.13
Distributions from net investment income	(.09)	(.06)	(.07)	(.03)	(.08)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.22)	(.37)	(.35)	(.16)	(.16)B
Net asset value, end of period	$10.90	$10.34	$10.91	$10.62	$10.08
Total ReturnC,D	7.62%	(1.94)%	6.17%	7.02%	12.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.61%	1.62%	1.62%	1.64%	1.67%
Expenses net of fee waivers, if any	1.61%	1.62%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.61%	1.62%	1.62%	1.63%	1.64%
Net investment income (loss)	.76%	.67%	.54%	.44%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$22,064	$19,515	$15,769	$9,272	$6,814
Portfolio turnover rateG	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.19	.19	.17	.16	.18
Net realized and unrealized gain (loss)	.70	(.28)	.59	.65	1.06
Total from investment operations	.89	(.09)	.76	.81	1.24
Distributions from net investment income	(.20)	(.17)	(.18)	(.13)	(.17)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.33)	(.48)	(.46)	(.26)	(.26)
Net asset value, end of period	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnB	8.76%	(.90)%	7.29%	8.21%	13.78%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.55%	.56%	.57%	.59%
Expenses net of fee waivers, if any	.54%	.55%	.56%	.57%	.59%
Expenses net of all reductions	.54%	.54%	.56%	.56%	.58%
Net investment income (loss)	1.83%	1.74%	1.60%	1.51%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$1,084,411	$917,607	$769,619	$495,019	$328,995
Portfolio turnover rateE	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.19	.18	.17	.15	.17
Net realized and unrealized gain (loss)	.69	(.27)	.58	.66	1.06
Total from investment operations	.88	(.09)	.75	.81	1.23
Distributions from net investment income	(.19)	(.17)	(.18)	(.13)	(.16)
Distributions from net realized gain	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.32)	(.48)	(.45)B	(.26)	(.25)
Net asset value, end of period	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnC	8.67%	(.90)%	7.25%	8.15%	13.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.60%	.58%	.63%	.66%
Expenses net of fee waivers, if any	.58%	.60%	.58%	.63%	.65%
Expenses net of all reductions	.58%	.60%	.57%	.62%	.64%
Net investment income (loss)	1.79%	1.69%	1.59%	1.45%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$15,525	$20,038	$4,256	$1,196	$911
Portfolio turnover rateF	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.8
Amazon.com, Inc.	0.7	0.4
Facebook, Inc. Class A	0.5	0.4
Medtronic PLC	0.5	0.4
Alphabet, Inc. Class C	0.4	0.4
Alphabet, Inc. Class A	0.4	0.4
General Electric Co.	0.4	0.5
Allergan PLC	0.4	0.2
British American Tobacco PLC sponsored ADR	0.4	0.3
Berkshire Hathaway, Inc. Class B	0.3	0.3
	4.8

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	20.0
Information Technology	8.5	7.6
Consumer Discretionary	7.9	8.6
Health Care	6.5	6.1
Energy	6.4	6.1

Top Five Bond Issuers as of September 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.2	8.0
Fannie Mae	4.9	4.3
Freddie Mac	2.4	2.0
Ginnie Mae	1.7	1.5
Illinois Gen. Oblig.	0.9	1.0
	18.1

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	17.2%
AAA,AA,A	5.1%
BBB	10.2%
BB and Below	8.1%
Not Rated	0.1%
Equities*	46.8%
Short-Term Investments and Net Other Assets	12.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	15.8%
AAA,AA,A	6.8%
BBB	10.3%
BB and Below	9.4%
Not Rated	0.2%
Equities*	47.6%
Short-Term Investments and Net Other Assets	9.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	46.9%
Bond Class	40.2%
Short-Term Class	12.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
Stock Class and Equity Futures*	50.3%
Bond Class	41.4%
Short-Term Class	8.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 46.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	14,617,308	$93,258,426
Fidelity Consumer Discretionary Central Fund (a)	1,191,787	296,469,005
Fidelity Consumer Staples Central Fund (a)	971,306	221,457,869
Fidelity Emerging Markets Equity Central Fund (a)	611,482	123,855,678
Fidelity Energy Central Fund (a)	1,397,089	178,072,990
Fidelity Financials Central Fund (a)	5,766,135	488,622,266
Fidelity Health Care Central Fund (a)	1,006,049	350,759,138
Fidelity Industrials Central Fund (a)	1,092,032	264,500,993
Fidelity Information Technology Central Fund (a)	1,771,054	584,872,734
Fidelity International Equity Central Fund (a)	9,639,861	722,603,960
Fidelity Materials Central Fund (a)	381,252	81,336,374
Fidelity Real Estate Equity Central Fund (a)	489,484	55,385,111
Fidelity Telecom Services Central Fund (a)	327,586	62,722,849
Fidelity Utilities Central Fund (a)	526,070	85,707,338
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,202,102,415)		3,609,624,731

Fixed-Income Central Funds - 42.6%
High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (a)	4,013,210	40,974,871
Fidelity Floating Rate Central Fund (a)	765,555	78,553,615
Fidelity High Income Central Fund 1 (a)	2,704,952	265,166,398

TOTAL HIGH YIELD FIXED-INCOME FUNDS		384,694,884

Investment Grade Fixed-Income Funds - 37.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,940,982	303,215,289
Fidelity Investment Grade Bond Central Fund (a)	23,715,258	2,614,370,089

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,917,585,378

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,041,485,428)		3,302,280,262

Money Market Central Funds - 9.8%
Fidelity Cash Central Fund, 0.43% (b)	447,778,829	447,913,162
Fidelity Money Market Central Fund, 0.86% (b)	309,400,933	309,462,813
Fidelity Securities Lending Cash Central Fund 0.46% (b)(c)	534,643	534,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $757,721,125)		757,910,725
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $1,329,322)	1,330,000	1,329,672
	Shares	Value

Investment Companies - 1.1%
iShares Core MSCI Emerging Markets ETF (d)	1,600,714	$73,008,568
iShares S&P 500 Index ETF	77,734	16,911,809
TOTAL INVESTMENT COMPANIES
(Cost $89,753,285)		89,920,377
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,092,391,575)		7,761,065,767
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,469,484)
NET ASSETS - 100%		$7,758,596,283

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,514,089
Fidelity Commodity Strategy Central Fund	186,082
Fidelity Consumer Discretionary Central Fund	4,778,388
Fidelity Consumer Staples Central Fund	5,164,710
Fidelity Emerging Markets Debt Central Fund	2,584,807
Fidelity Emerging Markets Equity Central Fund	2,379,256
Fidelity Energy Central Fund	2,434,123
Fidelity Financials Central Fund	8,751,584
Fidelity Floating Rate Central Fund	4,018,437
Fidelity Health Care Central Fund	2,657,584
Fidelity High Income Central Fund 1	23,386,103
Fidelity Industrials Central Fund	3,940,346
Fidelity Inflation-Protected Bond Index Central Fund	51,141
Fidelity Information Technology Central Fund	4,392,924
Fidelity International Equity Central Fund	19,416,946
Fidelity Investment Grade Bond Central Fund	82,827,147
Fidelity Materials Central Fund	1,709,417
Fidelity Money Market Central Fund	1,074,820
Fidelity Real Estate Equity Central Fund	1,964,359
Fidelity Securities Lending Cash Central Fund	117,271
Fidelity Telecom Services Central Fund	1,407,000
Fidelity Utilities Central Fund	2,365,803
Total	$177,122,337

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,107,624	$113,482,252	$42,708,871	$93,258,426	19.8%
Fidelity Consumer Discretionary Central Fund	305,753,520	7,894,176	35,850,204	296,469,005	18.8%
Fidelity Consumer Staples Central Fund	206,996,342	7,440,447	19,107,489	221,457,869	17.2%
Fidelity Emerging Markets Debt Central Fund	37,113,357	2,957,653	3,755,624	40,974,871	34.8%
Fidelity Emerging Markets Equity Central Fund	79,664,448	44,319,318	17,178,844	123,855,678	29.9%
Fidelity Energy Central Fund	153,679,962	4,090,577	14,078,556	178,072,990	17.7%
Fidelity Financials Central Fund	482,162,133	26,196,156	41,716,260	488,622,266	19.2%
Fidelity Floating Rate Central Fund	80,941,046	5,093,480	7,840,852	78,553,615	4.9%
Fidelity Health Care Central Fund	345,575,850	12,886,597	30,481,139	350,759,138	17.9%
Fidelity High Income Central Fund 1	348,630,207	65,721,003	162,447,401	265,166,398	33.4%
Fidelity Industrials Central Fund	243,088,770	6,609,219	22,270,767	264,500,993	19.2%
Fidelity Inflation-Protected Bond Index Central Fund	210,977,007	104,044,802	24,943,579	303,215,289	31.5%
Fidelity Information Technology Central Fund	500,998,244	9,833,124	54,755,870	584,872,734	18.2%
Fidelity International Equity Central Fund	730,899,356	39,498,423	76,323,652	722,603,960	33.8%
Fidelity Investment Grade Bond Central Fund	2,900,282,297	213,063,258	597,577,147	2,614,370,089	37.1%
Fidelity Materials Central Fund	75,673,855	2,506,687	6,638,332	81,336,374	20.3%
Fidelity Real Estate Equity Central Fund	84,803,465	2,790,456	45,566,944	55,385,111	31.9%
Fidelity Telecom Services Central Fund	51,730,713	4,966,154	5,882,957	62,722,849	16.3%
Fidelity Utilities Central Fund	81,381,954	3,243,003	9,574,967	85,707,338	18.5%
Total	$6,934,460,150	$676,636,785	$1,218,699,455	$6,911,904,993

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,609,624,731	$3,609,624,731	$--	$--
Fixed-Income Central Funds	3,302,280,262	3,302,280,262	--	--
Money Market Central Funds	757,910,725	757,910,725	--	--
Other Short-Term Investments	1,329,672	--	1,329,672	--
Investment Companies	89,920,377	89,920,377	--	--
Total Investments in Securities:	$7,761,065,767	$7,759,736,095	$1,329,672	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.6%
United Kingdom	3.7%
Japan	2.5%
Ireland	1.5%
Netherlands	1.3%
Canada	1.2%
Mexico	1.1%
Germany	1.1%
France	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $524,515) — See accompanying schedule: Unaffiliated issuers (cost $91,082,607)	$91,250,049
Fidelity Central Funds (cost $6,001,308,968)	7,669,815,718
Total Investments (cost $6,092,391,575)		$7,761,065,767
Receivable for investments sold		6,023,306
Receivable for fund shares sold		2,122,013
Distributions receivable from Fidelity Central Funds		155,174
Prepaid expenses		21,405
Other receivables		220,207
Total assets		7,769,607,872
Liabilities
Payable for fund shares redeemed	$5,984,582
Accrued management fee	3,207,288
Transfer agent fee payable	849,197
Distribution and service plan fees payable	65,031
Other affiliated payables	132,711
Other payables and accrued expenses	238,030
Collateral on securities loaned, at value	534,750
Total liabilities		11,011,589
Net Assets		$7,758,596,283
Net Assets consist of:
Paid in capital		$7,001,714,107
Undistributed net investment income		27,626,827
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(939,418,843)
Net unrealized appreciation (depreciation) on investments		1,668,674,192
Net Assets		$7,758,596,283
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($77,724,471 ÷ 4,595,030 shares)		$16.91
Maximum offering price per share (100/94.25 of $16.91)		$17.94
Class T:
Net Asset Value and redemption price per share ($32,430,670 ÷ 1,919,360 shares)		$16.90
Maximum offering price per share (100/96.50 of $16.90)		$17.51
Class C:
Net Asset Value and offering price per share ($42,705,925 ÷ 2,543,064 shares)(a)		$16.79
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($7,566,062,210 ÷ 445,526,203 shares)		$16.98
Class I:
Net Asset Value, offering price and redemption price per share ($39,673,007 ÷ 2,340,239 shares)		$16.95

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$4,830,340
Interest		14,802
Income from Fidelity Central Funds		177,122,337
Total income		181,967,479
Expenses
Management fee	$38,228,992
Transfer agent fees	10,188,719
Distribution and service plan fees	779,753
Accounting and security lending fees	1,480,261
Custodian fees and expenses	2,684
Independent trustees' fees and expenses	34,280
Appreciation in deferred trustee compensation account	595
Registration fees	129,255
Audit	41,630
Legal	36,349
Miscellaneous	(63,396)
Total expenses before reductions	50,859,122
Expense reductions	(200,268)	50,658,854
Net investment income (loss)		131,308,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,939,313
Fidelity Central Funds	32,519,567
Foreign currency transactions	143,851
Futures contracts	34,618,111
Capital gain distributions from Fidelity Central Funds	6,653
Total net realized gain (loss)		76,227,495
Change in net unrealized appreciation (depreciation) on: Investment securities	488,067,481
Assets and liabilities in foreign currencies	6,315
Futures contracts	5,457,558
Total change in net unrealized appreciation (depreciation)		493,531,354
Net gain (loss)		569,758,849
Net increase (decrease) in net assets resulting from operations		$701,067,474

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$131,308,625	$133,185,209
Net realized gain (loss)	76,227,495	224,814,206
Change in net unrealized appreciation (depreciation)	493,531,354	(462,905,058)
Net increase (decrease) in net assets resulting from operations	701,067,474	(104,905,643)
Distributions to shareholders from net investment income	(137,724,737)	(123,762,955)
Distributions to shareholders from net realized gain	(287,947,103)	(522,702,610)
Total distributions	(425,671,840)	(646,465,565)
Share transactions - net increase (decrease)	(200,114,641)	298,082,778
Total increase (decrease) in net assets	75,280,993	(453,288,430)
Net Assets
Beginning of period	7,683,315,290	8,136,603,720
End of period	$7,758,596,283	$7,683,315,290
Other Information
Undistributed net investment income end of period	$27,626,827	$33,911,470

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.33	$17.99	$17.78	$16.36	$14.43
Income from Investment Operations
Net investment income (loss)A	.23	.23	.22	.19	.21
Net realized and unrealized gain (loss)	1.21	(.50)	1.13	1.43	1.98
Total from investment operations	1.44	(.27)	1.35	1.62	2.19
Distributions from net investment income	(.25)	(.22)	(.23)	(.19)	(.23)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.86)B	(1.39)	(1.14)	(.20)C	(.26)D
Net asset value, end of period	$16.91	$16.33	$17.99	$17.78	$16.36
Total ReturnE,F	9.19%	(1.70)%	7.96%	10.01%	15.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	.96%	.96%	.95%	.99%	1.01%
Expenses net of fee waivers, if any	.96%	.96%	.95%	.99%	1.01%
Expenses net of all reductions	.96%	.95%	.95%	.98%	1.00%
Net investment income (loss)	1.42%	1.34%	1.24%	1.12%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$77,724	$70,616	$72,246	$74,128	$61,693
Portfolio turnover rateI	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.31	$17.97	$17.76	$16.34	$14.41
Income from Investment Operations
Net investment income (loss)A	.19	.19	.17	.15	.17
Net realized and unrealized gain (loss)	1.22	(.51)	1.14	1.43	1.98
Total from investment operations	1.41	(.32)	1.31	1.58	2.15
Distributions from net investment income	(.20)	(.17)	(.19)	(.15)	(.20)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.82)	(1.34)	(1.10)	(.16)B	(.22)
Net asset value, end of period	$16.90	$16.31	$17.97	$17.76	$16.34
Total ReturnC,D	8.97%	(1.98)%	7.69%	9.76%	15.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.22%	1.22%	1.22%	1.24%	1.24%
Expenses net of fee waivers, if any	1.22%	1.22%	1.22%	1.24%	1.24%
Expenses net of all reductions	1.22%	1.22%	1.22%	1.22%	1.23%
Net investment income (loss)	1.15%	1.07%	.97%	.87%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$32,431	$30,381	$32,372	$28,826	$22,505
Portfolio turnover rateG	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.21	$17.88	$17.68	$16.27	$14.35
Income from Investment Operations
Net investment income (loss)A	.11	.10	.08	.06	.09
Net realized and unrealized gain (loss)	1.21	(.52)	1.13	1.43	1.98
Total from investment operations	1.32	(.42)	1.21	1.49	2.07
Distributions from net investment income	(.12)	(.08)	(.10)	(.07)	(.12)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.74)	(1.25)	(1.01)	(.08)B	(.15)C
Net asset value, end of period	$16.79	$16.21	$17.88	$17.68	$16.27
Total ReturnD,E	8.42%	(2.52)%	7.16%	9.21%	14.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of fee waivers, if any	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of all reductions	1.72%	1.72%	1.72%	1.73%	1.74%
Net investment income (loss)	.66%	.57%	.47%	.37%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$42,706	$42,095	$38,792	$31,204	$21,859
Portfolio turnover rateH	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.39	$18.06	$17.84	$16.41	$14.47
Income from Investment Operations
Net investment income (loss)A	.28	.29	.28	.24	.26
Net realized and unrealized gain (loss)	1.22	(.52)	1.14	1.44	1.99
Total from investment operations	1.50	(.23)	1.42	1.68	2.25
Distributions from net investment income	(.30)	(.27)	(.29)	(.24)	(.28)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.91)B	(1.44)	(1.20)	(.25)C	(.31)D
Net asset value, end of period	$16.98	$16.39	$18.06	$17.84	$16.41
Total ReturnE	9.56%	(1.45)%	8.33%	10.38%	15.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%	.66%	.66%	.68%	.69%
Expenses net of fee waivers, if any	.65%	.66%	.66%	.67%	.69%
Expenses net of all reductions	.65%	.65%	.66%	.66%	.68%
Net investment income (loss)	1.72%	1.63%	1.53%	1.43%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$7,566,062	$7,504,374	$7,956,041	$7,384,756	$6,838,743
Portfolio turnover rateH	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.36	$18.03	$17.81	$16.39	$14.46
Income from Investment Operations
Net investment income (loss)A	.27	.28	.27	.24	.25
Net realized and unrealized gain (loss)	1.23	(.52)	1.14	1.43	1.98
Total from investment operations	1.50	(.24)	1.41	1.67	2.23
Distributions from net investment income	(.29)	(.26)	(.28)	(.23)	(.27)
Distributions from net realized gain	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.91)	(1.43)	(1.19)	(.25)	(.30)B
Net asset value, end of period	$16.95	$16.36	$18.03	$17.81	$16.39
Total ReturnC	9.53%	(1.50)%	8.29%	10.28%	15.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.70%	.70%	.71%	.72%	.75%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.72%	.75%
Expenses net of all reductions	.70%	.69%	.71%	.71%	.74%
Net investment income (loss)	1.68%	1.59%	1.48%	1.39%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$39,673	$33,434	$33,575	$21,429	$14,732
Portfolio turnover rateF	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.9
Amazon.com, Inc.	0.8	0.5
Medtronic PLC	0.6	0.6
Facebook, Inc. Class A	0.6	0.5
Alphabet, Inc. Class C	0.5	0.5
Alphabet, Inc. Class A	0.5	0.4
General Electric Co.	0.5	0.6
Allergan PLC	0.4	0.3
British American Tobacco PLC sponsored ADR	0.4	0.4
Berkshire Hathaway, Inc. Class B	0.4	0.4
	5.6

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.1	19.5
Information Technology	9.8	8.6
Consumer Discretionary	8.6	9.7
Health Care	7.6	6.8
Energy	6.4	6.1

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	14.9%
AAA,AA,A	4.3%
BBB	8.3%
BB and Below	7.4%
Not Rated	0.1%
Equities*	56.5%
Short-Term Investments and Net Other Assets	8.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	13.5%
AAA,AA,A	5.3%
BBB	8.7%
BB and Below	8.5%
Not Rated	0.2%
Equities*	57.5%
Short-Term Investments and Net Other Assets	6.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	56.7%
Bond Class	34.6%
Short-Term Class	8.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
Stock Class and Equity Futures*	60.1%
Bond Class	35.4%
Short-Term Class	4.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 25% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 55.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,917,049	$18,610,775
Fidelity Consumer Discretionary Central Fund (a)	284,942	70,882,185
Fidelity Consumer Staples Central Fund (a)	232,668	53,048,360
Fidelity Emerging Markets Equity Central Fund (a)	145,050	29,379,814
Fidelity Energy Central Fund (a)	334,747	42,666,865
Fidelity Financials Central Fund (a)	1,384,934	117,359,278
Fidelity Health Care Central Fund (a)	241,830	84,314,184
Fidelity Industrials Central Fund (a)	261,435	63,322,120
Fidelity Information Technology Central Fund (a)	422,872	139,649,129
Fidelity International Equity Central Fund (a)	2,410,608	180,699,204
Fidelity Materials Central Fund (a)	91,094	19,433,946
Fidelity Real Estate Equity Central Fund (a)	98,909	11,191,603
Fidelity Telecom Services Central Fund (a)	79,583	15,237,712
Fidelity Utilities Central Fund (a)	126,225	20,564,537
TOTAL EQUITY CENTRAL FUNDS
(Cost $609,669,403)		866,359,712

Fixed-Income Central Funds - 36.6%
High Yield Fixed-Income Funds - 4.9%
Fidelity Emerging Markets Debt Central Fund (a)	804,552	8,214,479
Fidelity Floating Rate Central Fund (a)	143,399	14,714,215
Fidelity High Income Central Fund 1 (a)	541,170	53,050,901

TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,979,595

Investment Grade Fixed-Income Funds - 31.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	588,624	60,687,179
Fidelity Investment Grade Bond Central Fund (a)	3,926,380	432,844,176

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		493,531,355

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $542,567,817)		569,510,950

Money Market Central Funds - 5.7%
Fidelity Cash Central Fund, 0.43% (b)	58,977,862	58,995,555
Fidelity Money Market Central Fund, 0.86% (b)	29,826,011	29,831,976
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $88,805,684)		88,827,531
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $249,864)	250,000	249,932
	Shares	Value

Investment Companies - 2.0%
iShares Core MSCI Emerging Markets ETF	289,233	$13,191,917
iShares S&P 500 Index ETF	78,619	17,104,351
TOTAL INVESTMENT COMPANIES
(Cost $28,128,390)		30,296,268
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,269,421,158)		1,555,244,393
NET OTHER ASSETS (LIABILITIES) - 0.0%		(263,831)
NET ASSETS - 100%		$1,554,980,562

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$171,417
Fidelity Commodity Strategy Central Fund	36,958
Fidelity Consumer Discretionary Central Fund	1,098,168
Fidelity Consumer Staples Central Fund	1,190,169
Fidelity Emerging Markets Debt Central Fund	497,900
Fidelity Emerging Markets Equity Central Fund	539,094
Fidelity Energy Central Fund	558,855
Fidelity Financials Central Fund	2,009,809
Fidelity Floating Rate Central Fund	723,975
Fidelity Health Care Central Fund	611,834
Fidelity High Income Central Fund 1	4,417,132
Fidelity Industrials Central Fund	906,307
Fidelity Inflation-Protected Bond Index Central Fund	10,032
Fidelity Information Technology Central Fund	1,015,149
Fidelity International Equity Central Fund	4,574,897
Fidelity Investment Grade Bond Central Fund	12,915,831
Fidelity Materials Central Fund	392,566
Fidelity Money Market Central Fund	83,015
Fidelity Real Estate Equity Central Fund	379,411
Fidelity Telecom Services Central Fund	323,252
Fidelity Utilities Central Fund	546,440
Total	$33,002,211

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,702,710	$22,270,301	$7,978,316	$18,610,775	3.9%
Fidelity Consumer Discretionary Central Fund	67,628,404	7,111,130	7,982,915	70,882,185	4.5%
Fidelity Consumer Staples Central Fund	45,787,630	5,589,670	4,165,399	53,048,360	4.1%
Fidelity Emerging Markets Debt Central Fund	6,766,010	1,094,631	556,334	8,214,479	7.0%
Fidelity Emerging Markets Equity Central Fund	17,502,737	11,140,137	3,246,886	29,379,814	7.1%
Fidelity Energy Central Fund	33,982,651	3,746,897	3,012,396	42,666,865	4.2%
Fidelity Financials Central Fund	106,653,771	14,851,893	8,985,707	117,359,278	4.6%
Fidelity Floating Rate Central Fund	13,805,161	1,978,008	1,173,345	14,714,215	0.9%
Fidelity Health Care Central Fund	76,428,696	9,399,752	6,558,905	84,314,184	4.3%
Fidelity High Income Central Fund 1	63,278,896	16,856,003	29,686,421	53,050,901	6.7%
Fidelity Industrials Central Fund	53,776,839	6,016,705	4,804,172	63,322,120	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	38,379,148	23,378,783	3,651,909	60,687,179	6.3%
Fidelity Information Technology Central Fund	110,818,525	11,551,876	12,163,901	139,649,129	4.3%
Fidelity International Equity Central Fund	165,603,250	23,212,823	14,596,283	180,699,204	8.5%
Fidelity Investment Grade Bond Central Fund	423,077,126	69,988,314	76,165,686	432,844,176	6.1%
Fidelity Materials Central Fund	16,738,695	1,914,360	1,421,690	19,433,946	4.8%
Fidelity Real Estate Equity Central Fund	15,479,638	1,622,343	8,453,118	11,191,603	6.4%
Fidelity Telecom Services Central Fund	11,442,186	2,361,236	1,273,692	15,237,712	4.0%
Fidelity Utilities Central Fund	18,002,811	2,253,473	2,141,553	20,564,537	4.4%
Total	$1,287,854,884	$236,338,335	$198,018,628	$1,435,870,662

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$866,359,712	$866,359,712	$--	$--
Fixed-Income Central Funds	569,510,950	569,510,950	--	--
Money Market Central Funds	88,827,531	88,827,531	--	--
Other Short-Term Investments	249,932	--	249,932	--
Investment Companies	30,296,268	30,296,268	--	--
Total Investments in Securities:	$1,555,244,393	$1,554,994,461	$249,932	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.0%
United Kingdom	4.1%
Japan	3.0%
Ireland	1.7%
Canada	1.4%
Germany	1.3%
Netherlands	1.2%
France	1.2%
Switzerland	1.1%
Mexico	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,378,254)	$30,546,200
Fidelity Central Funds (cost $1,241,042,904)	1,524,698,193
Total Investments (cost $1,269,421,158)		$1,555,244,393
Receivable for investments sold		637,045
Receivable for fund shares sold		1,562,505
Distributions receivable from Fidelity Central Funds		19,580
Prepaid expenses		4,191
Other receivables		1,036
Total assets		1,557,468,750
Liabilities
Payable for investments purchased	$938,319
Payable for fund shares redeemed	567,205
Accrued management fee	705,218
Transfer agent fee payable	151,471
Distribution and service plan fees payable	47,505
Other affiliated payables	51,302
Other payables and accrued expenses	27,168
Total liabilities		2,488,188
Net Assets		$1,554,980,562
Net Assets consist of:
Paid in capital		$1,405,957,911
Undistributed net investment income		16,009,546
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(152,810,130)
Net unrealized appreciation (depreciation) on investments		285,823,235
Net Assets		$1,554,980,562
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($59,026,858 ÷ 5,253,089 shares)		$11.24
Maximum offering price per share (100/94.25 of $11.24)		$11.93
Class T:
Net Asset Value and redemption price per share ($16,763,374 ÷ 1,500,105 shares)		$11.17
Maximum offering price per share (100/96.50 of $11.17)		$11.58
Class C:
Net Asset Value and offering price per share ($34,037,389 ÷ 3,084,294 shares)(a)		$11.04
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,426,502,169 ÷ 126,339,239 shares)		$11.29
Class I:
Net Asset Value, offering price and redemption price per share ($18,650,772 ÷ 1,651,007 shares)		$11.30

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$1,222,607
Interest		3,104
Income from Fidelity Central Funds		33,002,211
Total income		34,227,922
Expenses
Management fee	$8,079,837
Transfer agent fees	1,754,081
Distribution and service plan fees	551,213
Accounting fees and expenses	589,300
Custodian fees and expenses	1,658
Independent trustees' fees and expenses	6,442
Registration fees	104,637
Audit	40,374
Legal	5,152
Miscellaneous	(15,128)
Total expenses before reductions	11,117,566
Expense reductions	(40,750)	11,076,816
Net investment income (loss)		23,151,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	976,552
Fidelity Central Funds	(8,419,751)
Foreign currency transactions	28,119
Futures contracts	6,471,037
Total net realized gain (loss)		(944,043)
Change in net unrealized appreciation (depreciation) on: Investment securities	120,478,363
Assets and liabilities in foreign currencies	1,132
Futures contracts	949,696
Total change in net unrealized appreciation (depreciation)		121,429,191
Net gain (loss)		120,485,148
Net increase (decrease) in net assets resulting from operations		$143,636,254

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,151,106	$21,161,998
Net realized gain (loss)	(944,043)	(3,677,830)
Change in net unrealized appreciation (depreciation)	121,429,191	(50,318,641)
Net increase (decrease) in net assets resulting from operations	143,636,254	(32,834,473)
Distributions to shareholders from net investment income	(24,052,987)	(17,475,457)
Distributions to shareholders from net realized gain	(32,419,519)	(64,516,613)
Total distributions	(56,472,506)	(81,992,070)
Share transactions - net increase (decrease)	75,598,059	210,192,200
Total increase (decrease) in net assets	162,761,807	95,365,657
Net Assets
Beginning of period	1,392,218,755	1,296,853,098
End of period	$1,554,980,562	$1,392,218,755
Other Information
Undistributed net investment income end of period	$16,009,546	$16,884,619

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$11.53	$11.17	$10.16	$8.76
Income from Investment Operations
Net investment income (loss)A	.14	.14	.12	.11	.12
Net realized and unrealized gain (loss)	.90	(.39)	.83	1.10	1.38
Total from investment operations	1.04	(.25)	.95	1.21	1.50
Distributions from net investment income	(.15)	(.12)	(.09)	(.09)	(.08)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.40)	(.68)	(.59)	(.20)	(.10)
Net asset value, end of period	$11.24	$10.60	$11.53	$11.17	$10.16
Total ReturnB,C	10.10%	(2.36)%	8.87%	12.15%	17.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.03%	1.04%	1.03%	1.06%	1.09%
Expenses net of fee waivers, if any	1.03%	1.03%	1.03%	1.06%	1.09%
Expenses net of all reductions	1.03%	1.03%	1.03%	1.05%	1.08%
Net investment income (loss)	1.30%	1.20%	1.08%	1.02%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$59,027	$53,879	$53,382	$41,926	$37,312
Portfolio turnover rateF	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.48	$11.12	$10.12	$8.72
Income from Investment Operations
Net investment income (loss)A	.11	.11	.09	.08	.10
Net realized and unrealized gain (loss)	.88	(.39)	.84	1.09	1.38
Total from investment operations	.99	(.28)	.93	1.17	1.48
Distributions from net investment income	(.13)	(.09)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.37)B	(.65)	(.57)	(.17)	(.08)
Net asset value, end of period	$11.17	$10.55	$11.48	$11.12	$10.12
Total ReturnC,D	9.68%	(2.63)%	8.66%	11.78%	17.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.29%	1.29%	1.30%	1.32%	1.34%
Expenses net of fee waivers, if any	1.29%	1.29%	1.30%	1.32%	1.34%
Expenses net of all reductions	1.28%	1.28%	1.30%	1.31%	1.33%
Net investment income (loss)	1.04%	.94%	.81%	.76%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$16,763	$16,210	$14,759	$13,639	$11,380
Portfolio turnover rateG	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$11.35	$11.04	$10.06	$8.67
Income from Investment Operations
Net investment income (loss)A	.06	.05	.04	.02	.05
Net realized and unrealized gain (loss)	.88	(.38)	.81	1.10	1.38
Total from investment operations	.94	(.33)	.85	1.12	1.43
Distributions from net investment income	(.08)	(.04)	(.04)	(.02)	(.02)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.32)B	(.60)	(.54)	(.14)C	(.04)
Net asset value, end of period	$11.04	$10.42	$11.35	$11.04	$10.06
Total ReturnD,E	9.27%	(3.08)%	7.98%	11.24%	16.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%	1.80%	1.80%	1.84%	1.88%
Expenses net of fee waivers, if any	1.78%	1.79%	1.80%	1.84%	1.85%
Expenses net of all reductions	1.78%	1.79%	1.80%	1.83%	1.84%
Net investment income (loss)	.54%	.44%	.31%	.24%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$34,037	$30,147	$25,867	$18,390	$10,185
Portfolio turnover rateH	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$11.59	$11.22	$10.21	$8.80
Income from Investment Operations
Net investment income (loss)A	.17	.17	.16	.14	.15
Net realized and unrealized gain (loss)	.90	(.39)	.84	1.10	1.39
Total from investment operations	1.07	(.22)	1.00	1.24	1.54
Distributions from net investment income	(.19)	(.16)	(.13)	(.12)	(.11)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.44)	(.71)B	(.63)	(.23)	(.13)
Net asset value, end of period	$11.29	$10.66	$11.59	$11.22	$10.21
Total ReturnC	10.31%	(2.03)%	9.26%	12.45%	17.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%	.72%	.72%	.74%	.77%
Expenses net of fee waivers, if any	.71%	.72%	.72%	.74%	.77%
Expenses net of all reductions	.71%	.71%	.72%	.73%	.76%
Net investment income (loss)	1.61%	1.51%	1.39%	1.34%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,426,502	$1,275,181	$1,187,056	$850,361	$557,351
Portfolio turnover rateF	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$11.59	$11.22	$10.21	$8.79
Income from Investment Operations
Net investment income (loss)A	.17	.17	.15	.13	.15
Net realized and unrealized gain (loss)	.90	(.39)	.83	1.10	1.39
Total from investment operations	1.07	(.22)	.98	1.23	1.54
Distributions from net investment income	(.18)	(.15)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.43)	(.71)	(.61)	(.22)	(.12)
Net asset value, end of period	$11.30	$10.66	$11.59	$11.22	$10.21
Total ReturnB	10.37%	(2.08)%	9.15%	12.35%	17.73%
Ratios to Average Net AssetsC,D
Expenses before reductions	.75%	.76%	.78%	.82%	.84%
Expenses net of fee waivers, if any	.74%	.76%	.78%	.82%	.84%
Expenses net of all reductions	.74%	.75%	.78%	.81%	.83%
Net investment income (loss)	1.58%	1.47%	1.33%	1.26%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$18,651	$15,574	$14,122	$8,540	$8,964
Portfolio turnover rateE	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.1
Amazon.com, Inc.	0.9	0.6
Medtronic PLC	0.7	0.7
Facebook, Inc. Class A	0.7	0.5
Alphabet, Inc. Class C	0.6	0.6
Alphabet, Inc. Class A	0.6	0.5
General Electric Co.	0.6	0.7
British American Tobacco PLC sponsored ADR	0.6	0.5
Allergan PLC	0.5	0.3
Berkshire Hathaway, Inc. Class B	0.5	0.5
	6.8

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.0	19.4
Information Technology	11.8	10.2
Consumer Discretionary	9.5	10.5
Health Care	8.5	8.1
Industrials	7.5	8.0

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	11.0%
AAA,AA,A	2.9%
BBB	5.2%
BB and Below	6.3%
Not Rated	0.1%
Equities*	66.4%
Short-Term Investments and Net Other Assets	8.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	9.9%
AAA,AA,A	3.3%
BBB	5.6%
BB and Below	7.4%
Not Rated	0.2%
Equities*	67.1%
Short-Term Investments and Net Other Assets	6.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	66.5%
Bond Class	25.3%
Short-Term Class	8.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of March 31, 2016
Stock Class and Equity Futures*	69.7%
Bond Class	25.9%
Short-Term Class	4.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 27.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 65.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	8,046,157	$51,334,481
Fidelity Consumer Discretionary Central Fund (a)	919,572	228,752,701
Fidelity Consumer Staples Central Fund (a)	750,112	171,025,446
Fidelity Emerging Markets Equity Central Fund (a)	512,609	103,828,872
Fidelity Energy Central Fund (a)	1,079,222	137,557,692
Fidelity Financials Central Fund (a)	4,460,294	377,965,323
Fidelity Health Care Central Fund (a)	778,796	271,527,129
Fidelity Industrials Central Fund (a)	843,227	204,238,006
Fidelity Information Technology Central Fund (a)	1,363,932	450,424,827
Fidelity International Equity Central Fund (a)	7,874,831	590,297,357
Fidelity Materials Central Fund (a)	294,112	62,745,788
Fidelity Real Estate Equity Central Fund (a)	273,651	30,963,572
Fidelity Telecom Services Central Fund (a)	255,087	48,841,512
Fidelity Utilities Central Fund (a)	406,380	66,207,420
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,856,812,745)		2,795,710,126

Fixed-Income Central Funds - 26.7%
High Yield Fixed-Income Funds - 4.9%
Fidelity Emerging Markets Debt Central Fund (a)	2,212,505	22,589,678
Fidelity Floating Rate Central Fund (a)	390,223	40,040,732
Fidelity High Income Central Fund 1 (a)	1,495,564	146,610,179

TOTAL HIGH YIELD FIXED-INCOME FUNDS		209,240,589

Investment Grade Fixed-Income Funds - 21.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,618,812	166,899,519
Fidelity Investment Grade Bond Central Fund (a)	6,982,693	769,772,053

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		936,671,572

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,088,236,276)		1,145,912,161

Money Market Central Funds - 5.6%
Fidelity Cash Central Fund, 0.43% (b)	156,803,110	156,850,151
Fidelity Money Market Central Fund, 0.86% (b)	84,786,085	84,803,042
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $241,593,133)		241,653,193
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $749,621)	750,000	749,817
	Shares	Value

Investment Companies - 2.5%
iShares Core MSCI Emerging Markets ETF	871,585	$39,752,992
iShares S&P 500 Index ETF	309,948	67,432,285
TOTAL INVESTMENT COMPANIES
(Cost $98,710,537)		107,185,277
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,286,102,312)		4,291,210,574
NET OTHER ASSETS (LIABILITIES) - 0.0%		(646,642)
NET ASSETS - 100%		$4,290,563,932

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$522,917
Fidelity Commodity Strategy Central Fund	102,308
Fidelity Consumer Discretionary Central Fund	3,656,469
Fidelity Consumer Staples Central Fund	3,957,166
Fidelity Emerging Markets Debt Central Fund	1,411,415
Fidelity Emerging Markets Equity Central Fund	1,974,173
Fidelity Energy Central Fund	1,862,699
Fidelity Financials Central Fund	6,695,181
Fidelity Floating Rate Central Fund	2,037,227
Fidelity Health Care Central Fund	2,035,760
Fidelity High Income Central Fund 1	12,556,973
Fidelity Industrials Central Fund	3,016,972
Fidelity Inflation-Protected Bond Index Central Fund	28,238
Fidelity Information Technology Central Fund	3,370,404
Fidelity International Equity Central Fund	15,286,687
Fidelity Investment Grade Bond Central Fund	23,652,160
Fidelity Materials Central Fund	1,308,152
Fidelity Money Market Central Fund	236,092
Fidelity Real Estate Equity Central Fund	1,080,781
Fidelity Securities Lending Cash Central Fund	109,315
Fidelity Telecom Services Central Fund	1,076,815
Fidelity Utilities Central Fund	1,812,981
Total	$87,790,885

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$7,698,208	$61,349,988	$22,296,984	$51,334,481	10.9%
Fidelity Consumer Discretionary Central Fund	230,194,082	9,255,306	24,867,462	228,752,701	14.5%
Fidelity Consumer Staples Central Fund	155,826,673	7,970,808	12,608,637	171,025,446	13.3%
Fidelity Emerging Markets Debt Central Fund	19,593,377	1,880,872	1,467,015	22,589,678	19.2%
Fidelity Emerging Markets Equity Central Fund	70,811,304	28,186,652	10,214,993	103,828,872	25.0%
Fidelity Energy Central Fund	115,645,084	4,776,295	9,300,515	137,557,692	13.7%
Fidelity Financials Central Fund	363,033,248	25,526,612	27,450,934	377,965,323	14.9%
Fidelity Floating Rate Central Fund	39,732,483	3,145,136	3,093,092	40,040,732	2.5%
Fidelity Health Care Central Fund	260,183,460	13,951,004	19,970,279	271,527,129	13.9%
Fidelity High Income Central Fund 1	183,582,381	37,860,779	82,121,723	146,610,179	18.4%
Fidelity Industrials Central Fund	183,034,580	7,696,140	14,738,493	204,238,006	14.8%
Fidelity Inflation-Protected Bond Index Central Fund	111,370,622	58,771,287	10,508,786	166,899,519	17.4%
Fidelity Information Technology Central Fund	377,147,444	12,573,202	37,736,088	450,424,827	14.0%
Fidelity International Equity Central Fund	554,520,131	56,423,750	42,782,192	590,297,357	27.6%
Fidelity Investment Grade Bond Central Fund	814,208,509	98,141,948	171,089,319	769,772,053	10.9%
Fidelity Materials Central Fund	56,973,772	2,703,244	4,401,998	62,745,788	15.7%
Fidelity Real Estate Equity Central Fund	44,949,237	2,139,509	23,452,254	30,963,572	17.8%
Fidelity Telecom Services Central Fund	38,957,433	4,650,793	3,868,206	48,841,512	12.7%
Fidelity Utilities Central Fund	61,251,917	3,326,618	6,522,779	66,207,420	14.3%
Total	$3,688,713,945	$440,329,943	$528,491,749	$3,941,622,287

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,795,710,126	$2,795,710,126	$--	$--
Fixed-Income Central Funds	1,145,912,161	1,145,912,161	--	--
Money Market Central Funds	241,653,193	241,653,193	--	--
Other Short-Term Investments	749,817	--	749,817	--
Investment Companies	107,185,277	107,185,277	--	--
Total Investments in Securities:	$4,291,210,574	$4,290,460,757	$749,817	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.5%
United Kingdom	4.3%
Japan	3.6%
Ireland	1.9%
Canada	1.6%
Netherlands	1.4%
Switzerland	1.3%
France	1.3%
Germany	1.2%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,460,158)	$107,935,094
Fidelity Central Funds (cost $3,186,642,154)	4,183,275,480
Total Investments (cost $3,286,102,312)		$4,291,210,574
Receivable for investments sold		1,830,885
Receivable for fund shares sold		1,894,125
Distributions receivable from Fidelity Central Funds		54,116
Prepaid expenses		11,827
Other receivables		56,476
Total assets		4,295,058,003
Liabilities
Payable for fund shares redeemed	$1,778,768
Accrued management fee	1,948,837
Transfer agent fee payable	479,046
Distribution and service plan fees payable	97,288
Other affiliated payables	113,253
Other payables and accrued expenses	76,879
Total liabilities		4,494,071
Net Assets		$4,290,563,932
Net Assets consist of:
Paid in capital		$3,775,710,507
Undistributed net investment income		41,027,782
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(531,282,619)
Net unrealized appreciation (depreciation) on investments		1,005,108,262
Net Assets		$4,290,563,932
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($146,584,722 ÷ 7,408,886 shares)		$19.78
Maximum offering price per share (100/94.25 of $19.78)		$20.99
Class T:
Net Asset Value and redemption price per share ($48,148,675 ÷ 2,435,120 shares)		$19.77
Maximum offering price per share (100/96.50 of $19.77)		$20.49
Class C:
Net Asset Value and offering price per share ($56,605,352 ÷ 2,883,813 shares)(a)		$19.63
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($3,996,904,567 ÷ 201,466,751 shares)		$19.84
Class I:
Net Asset Value, offering price and redemption price per share ($42,320,616 ÷ 2,131,903 shares)		$19.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$3,799,486
Interest		11,555
Income from Fidelity Central Funds		87,790,885
Total income		91,601,926
Expenses
Management fee	$22,929,951
Transfer agent fees	5,645,169
Distribution and service plan fees	1,144,854
Accounting and security lending fees	1,335,955
Custodian fees and expenses	2,567
Independent trustees' fees and expenses	18,509
Appreciation in deferred trustee compensation account	118
Registration fees	114,562
Audit	40,308
Legal	18,512
Miscellaneous	(21,197)
Total expenses before reductions	31,229,308
Expense reductions	(127,381)	31,101,927
Net investment income (loss)		60,499,999
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	758,326
Fidelity Central Funds	(3,562,321)
Foreign currency transactions	125,012
Futures contracts	18,296,182
Total net realized gain (loss)		15,617,199
Change in net unrealized appreciation (depreciation) on: Investment securities	353,650,989
Assets and liabilities in foreign currencies	(156)
Futures contracts	3,166,125
Total change in net unrealized appreciation (depreciation)		356,816,958
Net gain (loss)		372,434,157
Net increase (decrease) in net assets resulting from operations		$432,934,156

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,499,999	$56,908,907
Net realized gain (loss)	15,617,199	(7,071,822)
Change in net unrealized appreciation (depreciation)	356,816,958	(166,138,011)
Net increase (decrease) in net assets resulting from operations	432,934,156	(116,300,926)
Distributions to shareholders from net investment income	(65,006,686)	(52,308,569)
Distributions to shareholders from net realized gain	(154,480,473)	(305,208,277)
Total distributions	(219,487,159)	(357,516,846)
Share transactions - net increase (decrease)	52,440,170	476,784,885
Total increase (decrease) in net assets	265,887,167	2,967,113
Net Assets
Beginning of period	4,024,676,765	4,021,709,652
End of period	$4,290,563,932	$4,024,676,765
Other Information
Undistributed net investment income end of period	$41,027,782	$45,440,681

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.84	$21.24	$19.60	$17.33	$14.72
Income from Investment Operations
Net investment income (loss)A	.22	.22	.21	.18	.19
Net realized and unrealized gain (loss)	1.70	(.80)	1.67	2.31	2.64
Total from investment operations	1.92	(.58)	1.88	2.49	2.83
Distributions from net investment income	(.25)	(.22)	(.16)	(.19)	(.19)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.98)	(1.82)	(.24)B	(.22)	(.22)
Net asset value, end of period	$19.78	$18.84	$21.24	$19.60	$17.33
Total ReturnC,D	10.57%	(2.96)%	9.65%	14.56%	19.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%	1.03%	1.03%	1.06%	1.08%
Expenses net of fee waivers, if any	1.02%	1.03%	1.03%	1.06%	1.08%
Expenses net of all reductions	1.02%	1.02%	1.03%	1.04%	1.07%
Net investment income (loss)	1.17%	1.07%	1.00%	.98%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$146,585	$134,849	$143,310	$127,865	$120,425
Portfolio turnover rateG	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$21.22	$19.58	$17.30	$14.70
Income from Investment Operations
Net investment income (loss)A	.17	.17	.15	.13	.15
Net realized and unrealized gain (loss)	1.70	(.80)	1.67	2.32	2.62
Total from investment operations	1.87	(.63)	1.82	2.45	2.77
Distributions from net investment income	(.20)	(.16)	(.11)	(.14)	(.15)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.92)B	(1.77)C	(.18)	(.17)	(.17)D
Net asset value, end of period	$19.77	$18.82	$21.22	$19.58	$17.30
Total ReturnE,F	10.31%	(3.25)%	9.38%	14.31%	19.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%	1.29%	1.29%	1.32%	1.35%
Expenses net of fee waivers, if any	1.28%	1.28%	1.29%	1.32%	1.35%
Expenses net of all reductions	1.28%	1.28%	1.29%	1.30%	1.33%
Net investment income (loss)	.91%	.81%	.74%	.72%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$48,149	$46,685	$49,337	$44,421	$43,064
Portfolio turnover rateI	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.69	$21.08	$19.48	$17.23	$14.63
Income from Investment Operations
Net investment income (loss)A	.08	.06	.05	.04	.07
Net realized and unrealized gain (loss)	1.69	(.78)	1.66	2.31	2.62
Total from investment operations	1.77	(.72)	1.71	2.35	2.69
Distributions from net investment income	(.10)	(.07)	(.04)	(.07)	(.07)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.83)	(1.67)	(.11)	(.10)	(.09)B
Net asset value, end of period	$19.63	$18.69	$21.08	$19.48	$17.23
Total ReturnC,D	9.78%	(3.69)%	8.82%	13.70%	18.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.78%	1.79%	1.79%	1.81%	1.83%
Expenses net of fee waivers, if any	1.78%	1.78%	1.79%	1.81%	1.83%
Expenses net of all reductions	1.78%	1.78%	1.78%	1.79%	1.81%
Net investment income (loss)	.41%	.32%	.25%	.23%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$56,605	$52,860	$55,104	$46,498	$38,245
Portfolio turnover rateG	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.89	$21.30	$19.66	$17.38	$14.77
Income from Investment Operations
Net investment income (loss)A	.28	.28	.27	.24	.24
Net realized and unrealized gain (loss)	1.71	(.80)	1.67	2.32	2.64
Total from investment operations	1.99	(.52)	1.94	2.56	2.88
Distributions from net investment income	(.31)	(.28)	(.23)	(.25)	(.25)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(1.04)	(1.89)B	(.30)	(.28)	(.27)C
Net asset value, end of period	$19.84	$18.89	$21.30	$19.66	$17.38
Total ReturnD	10.97%	(2.69)%	9.98%	14.94%	19.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%	.72%	.73%	.75%	.76%
Expenses net of fee waivers, if any	.71%	.72%	.73%	.75%	.76%
Expenses net of all reductions	.71%	.71%	.72%	.73%	.75%
Net investment income (loss)	1.48%	1.38%	1.31%	1.29%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,996,905	$3,745,336	$3,729,256	$3,253,088	$2,758,119
Portfolio turnover rateG	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.90	$21.31	$19.66	$17.38	$14.78
Income from Investment Operations
Net investment income (loss)A	.28	.27	.26	.23	.24
Net realized and unrealized gain (loss)	1.70	(.80)	1.68	2.32	2.63
Total from investment operations	1.98	(.53)	1.94	2.55	2.87
Distributions from net investment income	(.30)	(.27)	(.22)	(.24)	(.24)
Distributions from net realized gain	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(1.03)	(1.88)B	(.29)	(.27)	(.27)
Net asset value, end of period	$19.85	$18.90	$21.31	$19.66	$17.38
Total ReturnC	10.92%	(2.73)%	9.98%	14.90%	19.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.76%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.74%	.76%	.77%	.79%	.80%
Expenses net of all reductions	.74%	.75%	.77%	.77%	.79%
Net investment income (loss)	1.45%	1.34%	1.26%	1.25%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$42,321	$42,581	$40,561	$31,955	$30,418
Portfolio turnover rateF	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.4
Amazon.com, Inc.	1.1	0.8
Facebook, Inc. Class A	0.9	0.7
Medtronic PLC	0.9	0.8
Alphabet, Inc. Class C	0.8	0.7
Alphabet, Inc. Class A	0.8	0.7
General Electric Co.	0.7	0.9
Allergan PLC	0.6	0.4
British American Tobacco PLC sponsored ADR	0.6	0.6
Berkshire Hathaway, Inc. Class B	0.6	0.6
	8.4

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.4	19.0
Information Technology	14.5	12.7
Consumer Discretionary	11.2	11.8
Health Care	10.3	9.7
Industrials	8.8	9.3

Quality Diversification (% of fund's net assets)

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	6.9%
AAA,AA,A	1.2%
BBB	2.1%
BB and Below	4.1%
Not Rated	0.1%
Equities*	82.3%
Short-Term Investments and Net Other Assets	3.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	4.9%
AAA,AA,A	1.4%
BBB	1.6%
BB and Below	4.6%
Equities*	82.1%
Short-Term Investments and Net Other Assets	5.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stock Class and Equity Futures*	82.2%
Bond Class	14.1%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

As of March 31, 2016
Stock Class and Equity Futures*	84.1%
Bond Class	12.2%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 30.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 81.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,317,404	$21,165,035
Fidelity Consumer Discretionary Central Fund (a)	440,208	109,506,168
Fidelity Consumer Staples Central Fund (a)	358,939	81,838,175
Fidelity Emerging Markets Equity Central Fund (a)	273,651	55,428,042
Fidelity Energy Central Fund (a)	516,617	65,847,954
Fidelity Financials Central Fund (a)	2,135,796	180,987,331
Fidelity Health Care Central Fund (a)	372,895	130,009,719
Fidelity Industrials Central Fund (a)	403,726	97,786,521
Fidelity Information Technology Central Fund (a)	653,114	215,684,381
Fidelity International Equity Central Fund (a)	3,508,371	262,987,486
Fidelity Materials Central Fund (a)	140,769	30,031,628
Fidelity Real Estate Equity Central Fund (a)	127,099	14,381,304
Fidelity Telecom Services Central Fund (a)	122,183	23,394,293
Fidelity Utilities Central Fund (a)	194,405	31,672,540
TOTAL EQUITY CENTRAL FUNDS
(Cost $907,008,394)		1,320,720,577

Fixed-Income Central Funds - 14.8%
High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (a)	3,060	31,247
Fidelity Floating Rate Central Fund (a)	146,147	14,996,108
Fidelity High Income Central Fund 1 (a)	401,180	39,327,648

TOTAL HIGH YIELD FIXED-INCOME FUNDS		54,355,003

Investment Grade Fixed-Income Funds - 11.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	613,036	63,204,048
Fidelity Investment Grade Bond Central Fund (a)	1,129,224	124,485,676

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		187,689,724

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $234,780,413)		242,044,727

Money Market Central Funds - 1.9%
Fidelity Cash Central Fund, 0.43% (b)	24,443,213	24,450,546
Fidelity Securities Lending Cash Central Fund 0.46% (b)(c)	6,306,614	6,307,875
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $30,752,175)		30,758,421
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $549,729)	550,000	549,871
	Shares	Value

Investment Companies - 2.7%
iShares 20+ Year Treasury Bond ETF (d)	67,135	$9,231,734
iShares Core MSCI Emerging Markets ETF	455,277	20,765,184
iShares S&P 500 Index ETF	65,116	14,166,637
TOTAL INVESTMENT COMPANIES
(Cost $41,947,253)		44,163,555
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $1,215,037,964)		1,638,237,151
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,813,162)
NET ASSETS - 100%		$1,631,423,989

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,567
Fidelity Commodity Strategy Central Fund	42,213
Fidelity Consumer Discretionary Central Fund	1,738,010
Fidelity Consumer Staples Central Fund	1,881,472
Fidelity Emerging Markets Debt Central Fund	1,888
Fidelity Emerging Markets Equity Central Fund	974,526
Fidelity Energy Central Fund	884,962
Fidelity Financials Central Fund	3,179,358
Fidelity Floating Rate Central Fund	93,364
Fidelity Health Care Central Fund	967,562
Fidelity High Income Central Fund 1	3,574,647
Fidelity Industrials Central Fund	1,433,709
Fidelity Inflation-Protected Bond Index Central Fund	10,082
Fidelity Information Technology Central Fund	1,601,335
Fidelity International Equity Central Fund	6,857,663
Fidelity Investment Grade Bond Central Fund	3,435,060
Fidelity Materials Central Fund	621,554
Fidelity Real Estate Equity Central Fund	438,943
Fidelity Securities Lending Cash Central Fund	53,615
Fidelity Telecom Services Central Fund	511,742
Fidelity Utilities Central Fund	861,474
Total	$29,312,746

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$27,567,953	$8,173,949	$21,165,035	4.5%
Fidelity Consumer Discretionary Central Fund	109,622,730	5,725,399	12,588,140	109,506,168	6.9%
Fidelity Consumer Staples Central Fund	74,206,979	4,738,961	6,540,837	81,838,175	6.4%
Fidelity Emerging Markets Debt Central Fund	25,900	1,888	--	31,247	0.0%
Fidelity Emerging Markets Equity Central Fund	30,615,907	22,471,903	4,769,200	55,428,042	13.4%
Fidelity Energy Central Fund	55,076,316	2,958,719	4,811,858	65,847,954	6.6%
Fidelity Financials Central Fund	172,889,091	14,197,803	14,082,035	180,987,331	7.1%
Fidelity Floating Rate Central Fund	15,019,413	15,046,522	15,126,013	14,996,108	0.9%
Fidelity Health Care Central Fund	123,896,753	8,133,006	10,225,043	130,009,719	6.6%
Fidelity High Income Central Fund 1	49,963,955	17,544,008	30,794,682	39,327,648	4.9%
Fidelity Industrials Central Fund	87,171,964	4,768,357	7,610,538	97,786,521	7.1%
Fidelity Inflation-Protected Bond Index Central Fund	26,456,810	38,223,031	3,803,191	63,204,048	6.6%
Fidelity Information Technology Central Fund	179,575,781	8,566,148	19,277,497	215,684,381	6.7%
Fidelity International Equity Central Fund	255,620,526	31,603,805	34,376,883	262,987,486	12.3%
Fidelity Investment Grade Bond Central Fund	120,440,753	37,357,775	37,442,968	124,485,676	1.8%
Fidelity Materials Central Fund	27,131,124	1,617,665	2,278,332	30,031,628	7.5%
Fidelity Real Estate Equity Central Fund	17,025,892	3,535,304	9,094,307	14,381,304	8.3%
Fidelity Telecom Services Central Fund	18,551,588	2,478,546	1,972,475	23,394,293	6.1%
Fidelity Utilities Central Fund	29,166,916	1,968,736	3,365,548	31,672,540	6.8%
Total	$1,392,458,398	$248,505,529	$226,333,496	$1,562,765,304

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,320,720,577	$1,320,720,577	$--	$--
Fixed-Income Central Funds	242,044,727	242,044,727	--	--
Money Market Central Funds	30,758,421	30,758,421	--	--
Other Short-Term Investments	549,871	--	549,871	--
Investment Companies	44,163,555	44,163,555	--	--
Total Investments in Securities:	$1,638,237,151	$1,637,687,280	$549,871	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	69.3%
United Kingdom	4.6%
Japan	4.4%
Ireland	2.4%
Switzerland	1.6%
Cayman Islands	1.6%
Canada	1.5%
France	1.5%
Germany	1.2%
Netherlands	1.0%
Taiwan	1.0%
Others (Individually Less Than 1%)	9.9%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $6,119,195) — See accompanying schedule: Unaffiliated issuers (cost $42,496,982)	$44,713,426
Fidelity Central Funds (cost $1,172,540,982)	1,593,523,725
Total Investments (cost $1,215,037,964)		$1,638,237,151
Receivable for investments sold		1,462,244
Receivable for fund shares sold		501,625
Distributions receivable from Fidelity Central Funds		11,720
Prepaid expenses		4,429
Other receivables		1,298
Total assets		1,640,218,467
Liabilities
Payable for fund shares redeemed	$1,413,611
Accrued management fee	740,927
Distribution and service plan fees payable	57,020
Other affiliated payables	249,723
Other payables and accrued expenses	25,322
Collateral on securities loaned, at value	6,307,875
Total liabilities		8,794,478
Net Assets		$1,631,423,989
Net Assets consist of:
Paid in capital		$1,419,110,264
Undistributed net investment income		12,100,936
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(222,986,398)
Net unrealized appreciation (depreciation) on investments		423,199,187
Net Assets		$1,631,423,989
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,147,003 ÷ 4,749,606 shares)		$16.45
Maximum offering price per share (100/94.25 of $16.45)		$17.45
Class T:
Net Asset Value and redemption price per share ($19,581,713 ÷ 1,198,243 shares)		$16.34
Maximum offering price per share (100/96.50 of $16.34)		$16.93
Class C:
Net Asset Value and offering price per share ($38,916,044 ÷ 2,411,045 shares)(a)		$16.14
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,454,032,674 ÷ 87,569,276 shares)		$16.60
Class I:
Net Asset Value, offering price and redemption price per share ($40,746,555 ÷ 2,462,115 shares)		$16.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$1,367,011
Interest		5,113
Income from Fidelity Central Funds		29,312,746
Total income		30,684,870
Expenses
Management fee	$8,635,263
Transfer agent fees	2,457,117
Distribution and service plan fees	668,316
Accounting and security lending fees	492,878
Custodian fees and expenses	1,856
Independent trustees' fees and expenses	6,900
Registration fees	105,060
Audit	40,369
Legal	5,915
Miscellaneous	(11,698)
Total expenses before reductions	12,401,976
Expense reductions	(53,131)	12,348,845
Net investment income (loss)		18,336,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,198,697)
Fidelity Central Funds	(5,792,727)
Foreign currency transactions	54,577
Futures contracts	7,134,072
Total net realized gain (loss)		197,225
Change in net unrealized appreciation (depreciation) on: Investment securities	157,497,225
Assets and liabilities in foreign currencies	(105)
Futures contracts	857,554
Total change in net unrealized appreciation (depreciation)		158,354,674
Net gain (loss)		158,551,899
Net increase (decrease) in net assets resulting from operations		$176,887,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,336,025	$17,512,456
Net realized gain (loss)	197,225	(24,433,751)
Change in net unrealized appreciation (depreciation)	158,354,674	(60,698,338)
Net increase (decrease) in net assets resulting from operations	176,887,924	(67,619,633)
Distributions to shareholders from net investment income	(20,421,168)	(18,161,462)
Distributions to shareholders from net realized gain	(51,494,211)	(119,223,346)
Total distributions	(71,915,379)	(137,384,808)
Share transactions - net increase (decrease)	16,624,821	122,331,834
Total increase (decrease) in net assets	121,597,366	(82,672,607)
Net Assets
Beginning of period	1,509,826,623	1,592,499,230
End of period	$1,631,423,989	$1,509,826,623
Other Information
Undistributed net investment income end of period	$12,100,936	$14,146,110

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.42	$17.64	$16.38	$14.03	$11.62
Income from Investment Operations
Net investment income (loss)A	.14	.14	.16	.14	.14
Net realized and unrealized gain (loss)	1.59	(.77)	1.64	2.38	2.43
Total from investment operations	1.73	(.63)	1.80	2.52	2.57
Distributions from net investment income	(.17)	(.17)	(.11)	(.14)	(.14)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.70)	(1.59)B	(.54)C	(.17)D	(.16)
Net asset value, end of period	$16.45	$15.42	$17.64	$16.38	$14.03
Total ReturnE,F	11.62%	(3.86)%	11.24%	18.14%	22.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%	1.05%	1.04%	1.05%	1.08%
Expenses net of fee waivers, if any	1.05%	1.05%	1.04%	1.05%	1.08%
Expenses net of all reductions	1.05%	1.04%	1.04%	1.03%	1.07%
Net investment income (loss)	.90%	.85%	.92%	.91%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$78,147	$66,006	$66,659	$82,805	$66,048
Portfolio turnover rateI	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$17.56	$16.32	$13.97	$11.58
Income from Investment Operations
Net investment income (loss)A	.10	.10	.11	.09	.10
Net realized and unrealized gain (loss)	1.58	(.78)	1.63	2.38	2.41
Total from investment operations	1.68	(.68)	1.74	2.47	2.51
Distributions from net investment income	(.13)	(.13)	(.08)	(.10)	(.10)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.66)	(1.56)	(.50)	(.12)	(.12)
Net asset value, end of period	$16.34	$15.32	$17.56	$16.32	$13.97
Total ReturnB,C	11.31%	(4.21)%	10.92%	17.85%	21.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.32%	1.33%	1.33%	1.35%	1.36%
Expenses net of fee waivers, if any	1.32%	1.33%	1.33%	1.35%	1.36%
Expenses net of all reductions	1.32%	1.32%	1.33%	1.33%	1.35%
Net investment income (loss)	.63%	.57%	.63%	.61%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$19,582	$18,991	$17,690	$13,606	$10,604
Portfolio turnover rateF	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.14	$17.37	$16.16	$13.85	$11.47
Income from Investment Operations
Net investment income (loss)A	.02	.02	.03	.02	.04
Net realized and unrealized gain (loss)	1.57	(.76)	1.61	2.35	2.41
Total from investment operations	1.59	(.74)	1.64	2.37	2.45
Distributions from net investment income	(.06)	(.06)	(.01)	(.04)	(.05)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.59)	(1.49)	(.43)	(.06)	(.07)
Net asset value, end of period	$16.14	$15.14	$17.37	$16.16	$13.85
Total ReturnB,C	10.80%	(4.62)%	10.37%	17.22%	21.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.80%	1.81%	1.81%	1.84%	1.84%
Expenses net of fee waivers, if any	1.80%	1.81%	1.81%	1.83%	1.84%
Expenses net of all reductions	1.80%	1.80%	1.81%	1.81%	1.83%
Net investment income (loss)	.15%	.10%	.15%	.13%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$38,916	$34,590	$30,717	$21,781	$17,243
Portfolio turnover rateF	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85%

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$17.79	$16.52	$14.14	$11.72
Income from Investment Operations
Net investment income (loss)A	.19	.20	.21	.18	.18
Net realized and unrealized gain (loss)	1.60	(.78)	1.65	2.40	2.43
Total from investment operations	1.79	(.58)	1.86	2.58	2.61
Distributions from net investment income	(.22)	(.23)	(.17)	(.18)	(.17)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.75)	(1.65)B	(.59)	(.20)	(.19)
Net asset value, end of period	$16.60	$15.56	$17.79	$16.52	$14.14
Total ReturnC	11.92%	(3.54)%	11.54%	18.52%	22.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.75%	.74%	.77%	.81%
Expenses net of fee waivers, if any	.74%	.75%	.74%	.77%	.81%
Expenses net of all reductions	.74%	.74%	.74%	.75%	.80%
Net investment income (loss)	1.21%	1.16%	1.21%	1.19%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,454,033	$1,350,006	$1,433,196	$1,100,838	$706,722
Portfolio turnover rateF	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$17.74	$16.48	$14.11	$11.69
Income from Investment Operations
Net investment income (loss)A	.19	.19	.21	.18	.18
Net realized and unrealized gain (loss)	1.60	(.76)	1.64	2.39	2.43
Total from investment operations	1.79	(.57)	1.85	2.57	2.61
Distributions from net investment income	(.21)	(.23)	(.16)	(.17)	(.17)
Distributions from net realized gain	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.75)B	(1.66)	(.59)C	(.20)D	(.19)
Net asset value, end of period	$16.55	$15.51	$17.74	$16.48	$14.11
Total ReturnE	11.93%	(3.52)%	11.49%	18.45%	22.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%	.76%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.75%	.76%	.76%	.79%	.81%
Expenses net of all reductions	.75%	.75%	.76%	.77%	.79%
Net investment income (loss)	1.20%	1.15%	1.19%	1.17%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$40,747	$38,697	$41,775	$13,088	$10,710
Portfolio turnover rateH	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class T, Class C, Asset Manager and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.09%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2016, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from Fidelity Central Funds and underlying funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%%	$4,719,813,710	$210,223,735	$(450,727)	$209,773,008
Fidelity Asset Manager 30%%	952,446,717	54,983,865	(817,207)	54,166,658
Fidelity Asset Manager 40%%	1,101,544,826	73,874,860	(2,825,344)	71,049,516
Fidelity Asset Manager 50%%	7,059,240,728	743,240,132	(41,415,093)	701,825,039
Fidelity Asset Manager 60%%	1,415,017,015	143,017,621	(2,790,243)	140,227,378
Fidelity Asset Manager 70%%	3,813,601,301	546,187,972	(68,578,699)	477,609,273
Fidelity Asset Manager 85%%	1,428,738,877	215,612,239	(6,113,965)	209,498,274

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%%	$10,804,259	$15,357,224	$209,773,008
Fidelity Asset Manager 30%%	2,550,659	–	54,166,658
Fidelity Asset Manager 40%%	5,453,668	–	71,049,516
Fidelity Asset Manager 50%%	33,926,022	21,355,430	701,825,039
Fidelity Asset Manager 60%%	17,419,652	–	140,227,378
Fidelity Asset Manager 70%%	44,453,903	–	477,609,273
Fidelity Asset Manager 85%%	14,502,035	–	209,498,274

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to September 30, 2016. Loss deferrals were as follows:

Capital losses
Fidelity Asset Manager 20%%	$–
Fidelity Asset Manager 30%%	(2,153,897)
Fidelity Asset Manager 40%%	(3,965,521)
Fidelity Asset Manager 50%%	–
Fidelity Asset Manager 60%%	(8,624,378)
Fidelity Asset Manager 70%%	(7,154,211)
Fidelity Asset Manager 85%%	(11,686,584)

The tax character of distributions paid was as follows:

September 30, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%%	$101,117,737	$84,198,284	$185,316,021
Fidelity Asset Manager 30%%	18,418,824	13,070,896	31,489,720
Fidelity Asset Manager 40%%	20,540,236	11,763,374	32,303,610
Fidelity Asset Manager 50%%	154,552,812	271,119,028	425,671,840
Fidelity Asset Manager 60%%	26,284,291	30,188,215	56,472,506
Fidelity Asset Manager 70%%	72,666,561	146,820,598	219,487,159
Fidelity Asset Manager 85%%	21,675,985	50,239,394	71,915,379

September 30, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%%	$126,697,785	$106,777,049	$233,474,834
Fidelity Asset Manager 30%%	20,946,737	16,504,252	37,450,989
Fidelity Asset Manager 40%%	21,320,945	17,444,974	38,765,919
Fidelity Asset Manager 50%%	275,342,241	371,123,324	646,465,565
Fidelity Asset Manager 60%%	34,912,378	47,079,692	81,992,070
Fidelity Asset Manager 70%%	104,442,356	253,074,490	357,516,846
Fidelity Asset Manager 85%%	49,993,344	87,391,464	137,384,808

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$15,071,591	$2,584,211
Totals	$15,071,591	$2,584,211
Fidelity Asset Manager 30%%
Equity Risk
Futures Contracts	$1,600,981	$644,935
Totals	$1,600,981	$644,935
Fidelity Asset Manager 40%%
Equity Risk
Futures Contracts	$4,343,853	$637,258
Totals	$4,343,853	$637,258
Fidelity Asset Manager 50%%
Equity Risk
Futures Contracts	$34,618,111	$5,457,558
Totals	$34,618,111	$5,457,558
Fidelity Asset Manager 60%%
Equity Risk
Futures Contracts	$6,471,037	$949,696
Totals	$6,471,037	$949,696
Fidelity Asset Manager 70%%
Equity Risk
Futures Contracts	$18,296,182	$3,166,125
Totals	$18,296,182	$3,166,125
Fidelity Asset Manager 85%%
Equity Risk
Futures Contracts	$7,134,072	$857,554
Totals	$7,134,072	$857,554

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%%	683,308,807	858,745,634
Fidelity Asset Manager 30%%	240,334,567	190,065,927
Fidelity Asset Manager 40%%	279,965,267	202,397,059
Fidelity Asset Manager 50%%	1,312,275,384	1,789,067,260
Fidelity Asset Manager 60%%	361,871,649	299,302,175
Fidelity Asset Manager 70%%	820,871,931	819,412,793
Fidelity Asset Manager 85%%	379,017,208	336,146,665

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%%	.30%	.11%	.41%
Fidelity Asset Manager 30%%	.30%	.11%	.41%
Fidelity Asset Manager 40%%	.30%	.11%	.41%
Fidelity Asset Manager 50%%	.25%	.25%	.50%
Fidelity Asset Manager 60%%	.30%	.25%	.55%
Fidelity Asset Manager 70%%	.30%	.25%	.55%
Fidelity Asset Manager 85%%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$96,866	$1,744
Class T	.25%	.25%	102,604	–
Class B	.75%	.25%	9,035	6,776
Class C	.75%	.25%	288,316	45,190
			$496,821	$53,710
Fidelity Asset Manager 30%%
Class A	-%	.25%	$57,514	$6,689
Class T	.25%	.25%	58,053	–
Class B	.75%	.25%	3,676	2,808
Class C	.75%	.25%	211,136	40,510
			$330,379	$50,007
Fidelity Asset Manager 40%%
Class A	-%	.25%	$91,023	$6,840
Class T	.25%	.25%	51,396	–
Class B	.75%	.25%	3,520	2,646
Class C	.75%	.25%	206,760	42,610
			$352,699	$52,096
Fidelity Asset Manager 50%%
Class A	-%	.25%	$180,703	$4,320
Class T	.25%	.25%	158,796	323
Class B	.75%	.25%	16,867	12,660
Class C	.75%	.25%	423,387	79,805
			$779,753	$97,108
Fidelity Asset Manager 60%%
Class A	-%	.25%	$141,426	$680
Class T	.25%	.25%	84,468	–
Class B	.75%	.25%	7,695	5,796
Class C	.75%	.25%	317,624	50,740
			$551,213	$57,216
Fidelity Asset Manager 70%%
Class A	-%	.25%	$348,841	$5,522
Class T	.25%	.25%	231,539	–
Class B	.75%	.25%	14,179	10,636
Class C	.75%	.25%	550,295	70,862
			$1,144,854	$87,020
Fidelity Asset Manager 85%%
Class A	-%	.25%	$182,372	$3,321
Class T	.25%	.25%	103,292	–
Class B	.75%	.25%	9,849	7,387
Class C	.75%	.25%	372,803	71,917
			$668,316	$82,625

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%%
Class A	$27,050
Class T	8,128
Class B(a)	675
Class C(a)	12,009
$47,862
Fidelity Asset Manager 30%%
Class A	$16,493
Class T	–
Class B(a)	42
Class C(a)	9,704
$26,239
Fidelity Asset Manager 40%%
Class A	$23,854
Class T	4,548
Class B(a)	200
Class C(a)	4,235
$32,837
Fidelity Asset Manager 50%%
Class A	$38,542
Class T	11,438
Class B(a)	178
Class C(a)	8,794
$58,952
Fidelity Asset Manager 60%%
Class A	$32,122
Class T	6,984
Class B(a)	64
Class C(a)	5,720
$44,890
Fidelity Asset Manager 70%%
Class A	$61,534
Class T	10,368
Class B(a)	336
Class C(a)	8,207
$80,445
Fidelity Asset Manager 85%%
Class A	$51,109
Class T	8,503
Class B(a)	242
Class C(a)	7,140
$66,994

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$55,452.14
Class T	31,763.15
Class B	1,273.14
Class C	45,161.16
Asset Manager 20%%	3,844,561.08
Class I	27,594.13
	$4,005,804
Fidelity Asset Manager 30%%
Class A	$31,857.14
Class T	17,815.15
Class B	558.15
Class C	31,319.15
Asset Manager 30%%	653,276.08
Class I	12,688.14
	$747,513
Fidelity Asset Manager 40%%
Class A	$47,727.13
Class T	16,332.16
Class B	466.13
Class C	31,548.15
Asset Manager 40%%	784,759.08
Class I	21,253.12
	$902,085
Fidelity Asset Manager 50%%
Class A	$136,256.19
Class T	64,639.20
Class B	2,953.18
Class C	84,975.20
Asset Manager 50%%	9,834,146.13
Class I	65,750.18
	$10,188,719
Fidelity Asset Manager 60%%
Class A	$101,990.18
Class T	31,946.19
Class B	1,523.20
Class C	59,288.19
Asset Manager 60%%	1,533,612.11
Class I	25,722.15
	$1,754,081
Fidelity Asset Manager 70%%
Class A	$263,700.19
Class T	91,885.20
Class B	4,010.28
Class C	107,437.20
Asset Manager 70%%	5,113,079.13
Class I	65,058.16
	$5,645,169
Fidelity Asset Manager 85%%
Class A	$154,856.21
Class T	48,194.23
Class B	2,416.25
Class C	79,408.21
Asset Manager 85%%	2,112,442.15
Class I	59,801.16
	$2,457,117

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%%	$9,907
Fidelity Asset Manager 30%%	1,897
Fidelity Asset Manager 40%%	2,179
Fidelity Asset Manager 50%%	15,871
Fidelity Asset Manager 60%%	3,017
Fidelity Asset Manager 70%%	8,597
Fidelity Asset Manager 85%%	3,234

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 20%%	$56,036
Fidelity Asset Manager 50%%	117,271
Fidelity Asset Manager 70%%	109,315
Fidelity Asset Manager 85%%	53,615

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody Expense reduction	Transfer Agent expense reduction
Fidelity Asset Manager 20%%	$51,443	$984	$ -
Fidelity Asset Manager 30%%	12,195	63	–
Fidelity Asset Manager 40%%	17,524	40	–
Fidelity Asset Manager 50%%	143,933	145	–
Fidelity Asset Manager 60%%	30,188	179	–
Fidelity Asset Manager 70%%	97,316	150	8
Fidelity Asset Manager 85%%	41,757	66	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%%	$19,426
Fidelity Asset Manager 30%%	3,667
Fidelity Asset Manager 40%%	4,240
Fidelity Asset Manager 50%%	56,190
Fidelity Asset Manager 60%%	10,383
Fidelity Asset Manager 70%%	29,907
Fidelity Asset Manager 85%%	11,308

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2016	Year ended September 30, 2015
Fidelity Asset Manager 20%
From net investment income
Class A	$586,057	$501,145
Class T	258,468	205,919
Class B	7,665	9,455
Class C	222,595	145,536
Asset Manager 20%%	85,388,721	77,740,992
Class I	377,130	229,164
Total	$86,840,636	$78,832,211
From net realized gain
Class A	$768,558	$1,200,191
Class T	397,712	630,164
Class B	28,963	64,097
Class C	580,212	839,473
Asset Manager 20%%	96,332,955	151,471,697
Class I	366,985	437,001
Total	$98,475,385	$154,642,623
Fidelity Asset Manager 30%%
From net investment income
Class A	$374,214	$294,578
Class T	156,500	119,614
Class B	3,431	4,113
Class C	186,439	121,872
Asset Manager 30%%	16,652,556	13,687,215
Class I	174,292	133,141
Total	$17,547,432	$14,360,533
From net realized gain
Class A	$367,407	$561,549
Class T	174,844	274,626
Class B	8,338	21,937
Class C	315,141	502,117
Asset Manager 30%%	12,937,540	21,489,587
Class I	139,018	240,640
Total	$13,942,288	$23,090,456
Fidelity Asset Manager 40%%
From net investment income
Class A	$566,653	$359,813
Class T	129,110	92,069
Class B	2,953	3,851
Class C	167,869	98,718
Asset Manager 40%%	18,366,959	13,653,307
Class I	326,411	135,199
Total	$19,559,955	$14,342,957
From net realized gain
Class A	$422,782	$758,501
Class T	119,403	244,124
Class B	6,236	33,171
Class C	255,795	470,384
Asset Manager 40%%	11,702,088	22,793,923
Class I	237,351	122,859
Total	$12,743,655	$24,422,962
Fidelity Asset Manager 50%%
From net investment income
Class A	$1,078,569	$896,424
Class T	389,022	320,881
Class B	12,031	13,923
Class C	314,334	196,715
Asset Manager 50%%	135,309,959	121,864,493
Class I	620,822	470,519
Total	$137,724,737	$123,762,955
From net realized gain
Class A	$2,670,933	$4,639,740
Class T	1,173,976	2,164,069
Class B	90,179	216,191
Class C	1,563,215	2,528,640
Asset Manager 50%%	281,226,959	511,052,903
Class I	1,221,841	2,101,067
Total	$287,947,103	$522,702,610
Fidelity Asset Manager 60%%
From net investment income
Class A	$778,039	$562,334
Class T	200,853	119,094
Class B	4,743	2,508
Class C	221,700	106,137
Asset Manager 60%%	22,576,101	16,510,467
Class I	271,551	174,917
Total	$24,052,987	$17,475,457
From net realized gain
Class A	$1,256,050	$2,600,794
Class T	390,635	734,414
Class B	26,625	77,323
Class C	720,526	1,338,769
Asset Manager 60%%	29,661,155	59,118,120
Class I	364,528	647,193
Total	$32,419,519	$64,516,613
Fidelity Asset Manager 70%%
From net investment income
Class A	$1,770,999	$1,479,841
Class T	473,868	367,575
Class C	294,415	171,602
Asset Manager 70%%	61,801,113	49,763,392
Class I	666,291	526,159
Total	$65,006,686	$52,308,569
From net realized gain
Class A	$5,163,635	$10,888,363
Class T	1,764,247	3,662,050
Class B	79,783	280,534
Class C	2,075,200	4,234,614
Asset Manager 70%%	143,806,402	283,051,294
Class I	1,591,206	3,091,422
Total	$154,480,473	$305,208,277
Fidelity Asset Manager 85%%
From net investment income
Class A	$762,308	$638,758
Class T	166,023	138,492
Class B	–	528
Class C	134,918	109,437
Asset Manager 85%%	18,879,814	16,718,884
Class I	478,105	555,363
Total	$20,421,168	$18,161,462
From net realized gain
Class A	$2,376,081	$5,458,131
Class T	691,330	1,508,615
Class B	46,652	188,215
Class C	1,239,853	2,602,764
Asset Manager 85%%	45,949,502	106,034,873
Class I	1,190,793	3,430,748
Total	$51,494,211	$119,223,346

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2016	Year ended September 30, 2015	Year ended September 30, 2016	Year ended September 30, 2015
Fidelity Asset Manager 20%%
Class A
Shares sold	1,061,724	746,097	$13,730,782	$9,956,350
Reinvestment of distributions	101,740	124,579	1,297,846	1,642,519
Shares redeemed	(980,175)	(723,345)	(12,695,149)	(9,655,193)
Net increase (decrease)	183,289	147,331	$2,333,479	$1,943,676
Class T
Shares sold	769,032	258,937	$9,944,778	$3,439,733
Reinvestment of distributions	46,050	56,730	585,951	746,401
Shares redeemed	(404,707)	(383,129)	(5,207,424)	(5,111,207)
Net increase (decrease)	410,375	(67,462)	$5,323,305	$(925,073)
Class B
Shares sold	3,420	9,712	$44,326	$131,288
Reinvestment of distributions	2,794	5,332	35,365	69,994
Shares redeemed	(122,552)	(52,936)	(1,576,306)	(704,138)
Net increase (decrease)	(116,338)	(37,892)	$(1,496,615)	$(502,856)
Class C
Shares sold	522,480	665,471	$6,696,646	$8,823,506
Reinvestment of distributions	58,840	69,057	744,539	904,582
Shares redeemed	(571,568)	(461,220)	(7,366,178)	(6,103,241)
Net increase (decrease)	9,752	273,308	$75,007	$3,624,847
Asset Manager 20%%
Shares sold	53,904,713	65,610,662	$698,704,684	$877,776,600
Reinvestment of distributions	13,769,905	16,814,774	176,023,505	222,136,126
Shares redeemed	(67,514,502)	(83,278,711)	(872,979,053)	(1,112,228,717)
Net increase (decrease)	160,116	(853,275)	$1,749,136	$(12,315,991)
Class I
Shares sold	1,237,625	484,278	$16,000,768	$6,457,610
Reinvestment of distributions	51,472	42,280	658,423	558,198
Shares redeemed	(494,699)	(307,045)	(6,395,711)	(4,109,960)
Net increase (decrease)	794,398	219,513	$10,263,480	$2,905,848
Fidelity Asset Manager 30%%
Class A
Shares sold	758,314	853,322	$7,842,738	$9,065,272
Reinvestment of distributions	72,251	80,715	734,724	844,570
Shares redeemed	(684,982)	(893,789)	(7,018,711)	(9,529,338)
Net increase (decrease)	145,583	40,248	$1,558,751	$380,504
Class T
Shares sold	227,180	385,571	$2,318,193	$4,073,097
Reinvestment of distributions	32,605	36,882	331,069	385,610
Shares redeemed	(234,324)	(261,013)	(2,407,141)	(2,776,818)
Net increase (decrease)	25,461	161,440	$242,121	$1,681,889
Class B
Shares sold	752	1,788	$7,417	$19,117
Reinvestment of distributions	1,068	2,278	10,788	23,743
Shares redeemed	(55,507)	(32,079)	(570,956)	(339,935)
Net increase (decrease)	(53,687)	(28,013)	$(552,751)	$(297,075)
Class C
Shares sold	646,522	630,104	$6,544,515	$6,639,825
Reinvestment of distributions	48,769	58,821	492,300	611,625
Shares redeemed	(587,350)	(347,269)	(6,019,841)	(3,661,220)
Net increase (decrease)	107,941	341,656	$1,016,974	$3,590,230
Asset Manager 30%%
Shares sold	23,662,071	23,785,715	$243,254,618	$252,662,602
Reinvestment of distributions	2,847,635	3,282,171	28,983,547	34,365,864
Shares redeemed	(18,732,344)	(17,404,776)	(192,459,532)	(184,472,239)
Net increase (decrease)	7,777,362	9,663,110	$79,778,633	$102,556,227
Class I
Shares sold	656,402	335,946	$6,817,634	$3,528,015
Reinvestment of distributions	30,069	34,537	306,241	361,452
Shares redeemed	(462,690)	(316,121)	(4,774,293)	(3,344,953)
Net increase (decrease)	223,781	54,362	$2,349,582	$544,514
Fidelity Asset Manager 40%%
Class A
Shares sold	1,316,443	1,116,769	$13,858,038	$12,149,561
Reinvestment of distributions	93,270	103,020	973,060	1,101,245
Shares redeemed	(733,359)	(559,060)	(7,743,497)	(6,082,756)
Net increase (decrease)	676,354	660,729	$7,087,601	$7,168,050
Class T
Shares sold	390,009	234,916	$4,020,982	$2,551,039
Reinvestment of distributions	20,717	27,375	215,683	292,035
Shares redeemed	(366,782)	(122,917)	(3,842,286)	(1,340,250)
Net increase (decrease)	43,944	139,374	$394,379	$1,502,824
Class B
Shares sold	–	11,716	$–	$126,419
Reinvestment of distributions	884	3,470	9,189	36,989
Shares redeemed	(59,490)	(65,134)	(630,460)	(715,694)
Net increase (decrease)	(58,606)	(49,948)	$(621,271)	$(552,286)
Class C
Shares sold	558,469	683,962	$5,876,704	$7,420,049
Reinvestment of distributions	38,879	50,956	402,887	541,553
Shares redeemed	(460,845)	(292,603)	(4,802,443)	(3,165,742)
Net increase (decrease)	136,503	442,315	$1,477,148	$4,795,860
Asset Manager 40%%
Shares sold	27,901,656	34,882,809	$294,523,460	$379,867,945
Reinvestment of distributions	2,831,070	3,354,318	29,535,248	35,864,255
Shares redeemed	(20,058,435)	(20,144,864)	(210,941,630)	(218,505,343)
Net increase (decrease)	10,674,291	18,092,263	$113,117,078	$197,226,857
Class I
Shares sold	949,776	1,745,203	$9,774,597	$19,036,090
Reinvestment of distributions	30,925	19,385	322,941	207,753
Shares redeemed	(1,492,768)	(223,724)	(15,422,345)	(2,428,106)
Net increase (decrease)	(512,067)	1,540,864	$(5,324,807)	$16,815,737
Fidelity Asset Manager 50%%
Class A
Shares sold	1,285,350	995,727	$20,974,734	$17,214,908
Reinvestment of distributions	228,274	319,912	3,648,471	5,391,212
Shares redeemed	(1,243,808)	(1,005,953)	(20,035,152)	(17,414,256)
Net increase (decrease)	269,816	309,686	$4,588,053	$5,191,864
Class T
Shares sold	415,139	490,870	$6,788,826	$8,542,221
Reinvestment of distributions	97,186	145,961	1,551,607	2,455,630
Shares redeemed	(455,938)	(575,251)	(7,437,228)	(9,990,007)
Net increase (decrease)	56,387	61,580	$903,205	$1,007,844
Class B
Shares sold	12,960	8,290	$208,531	$142,493
Reinvestment of distributions	5,178	11,444	82,342	192,095
Shares redeemed	(166,468)	(70,896)	(2,689,336)	(1,227,688)
Net increase (decrease)	(148,330)	(51,162)	$(2,398,463)	$(893,100)
Class C
Shares sold	526,140	775,317	$8,431,685	$13,336,211
Reinvestment of distributions	108,770	147,470	1,724,314	2,466,082
Shares redeemed	(688,225)	(496,465)	(11,162,645)	(8,585,737)
Net increase (decrease)	(53,315)	426,322	$(1,006,646)	$7,216,556
Asset Manager 50%%
Shares sold	41,011,505	47,441,827	$670,923,177	$826,782,885
Reinvestment of distributions	25,198,579	36,356,893	404,423,850	614,842,843
Shares redeemed	(78,601,130)	(66,529,083)	(1,282,252,050)	(1,158,852,052)
Net increase (decrease)	(12,391,046)	17,269,637	$(206,905,023)	$282,773,676
Class I
Shares sold	912,142	692,682	$14,796,900	$11,771,865
Reinvestment of distributions	112,601	148,759	1,804,785	2,511,698
Shares redeemed	(727,915)	(660,383)	(11,897,452)	(11,497,625)
Net increase (decrease)	296,828	181,058	$4,704,233	$2,785,938
Fidelity Asset Manager 60%%
Class A
Shares sold	1,119,098	1,262,838	$11,965,702	$14,280,308
Reinvestment of distributions	192,249	286,389	2,007,080	3,113,048
Shares redeemed	(1,138,854)	(1,097,074)	(12,159,554)	(12,316,709)
Net increase (decrease)	172,493	452,153	$1,813,228	$5,076,647
Class T
Shares sold	230,470	404,420	$2,481,092	$4,562,966
Reinvestment of distributions	55,076	76,931	572,790	833,160
Shares redeemed	(321,919)	(231,017)	(3,454,754)	(2,593,790)
Net increase (decrease)	(36,373)	250,334	$(400,872)	$2,802,336
Class B
Shares sold	–	2,635	$–	$29,605
Reinvestment of distributions	2,647	6,746	27,789	73,534
Shares redeemed	(118,704)	(38,517)	(1,267,174)	(435,624)
Net increase (decrease)	(116,057)	(29,136)	$(1,239,385)	$(332,485)
Class C
Shares sold	662,228	835,749	$6,939,607	$9,342,652
Reinvestment of distributions	89,391	131,144	921,624	1,409,801
Shares redeemed	(559,512)	(352,870)	(5,849,062)	(3,913,793)
Net increase (decrease)	192,107	614,023	$2,012,169	$6,838,660
Asset Manager 60%%
Shares sold	26,084,588	32,106,770	$280,962,806	$364,754,466
Reinvestment of distributions	4,947,085	6,877,984	51,746,504	74,901,251
Shares redeemed	(24,358,406)	(21,774,879)	(261,232,789)	(246,451,907)
Net increase (decrease)	6,673,267	17,209,875	$71,476,521	$193,203,810
Class I
Shares sold	445,534	478,598	$4,722,458	$5,335,988
Reinvestment of distributions	57,560	68,910	602,654	751,123
Shares redeemed	(312,984)	(305,046)	(3,388,714)	(3,483,879)
Net increase (decrease)	190,110	242,462	$1,936,398	$2,603,232
Fidelity Asset Manager 70%%
Class A
Shares sold	1,242,255	1,332,746	$23,355,609	$27,135,293
Reinvestment of distributions	360,252	612,690	6,607,015	11,873,923
Shares redeemed	(1,351,803)	(1,534,000)	(25,443,048)	(31,230,002)
Net increase (decrease)	250,704	411,436	$4,519,576	$7,779,214
Class T
Shares sold	332,456	401,372	$6,282,649	$8,181,756
Reinvestment of distributions	117,377	197,690	2,156,218	3,837,168
Shares redeemed	(495,128)	(443,958)	(9,231,214)	(9,069,742)
Net increase (decrease)	(45,295)	155,104	$(792,347)	$2,949,182
Class B
Shares sold	2,173	4,258	$39,145	$89,578
Reinvestment of distributions	3,944	13,435	73,710	263,858
Shares redeemed	(130,852)	(87,448)	(2,475,477)	(1,793,956)
Net increase (decrease)	(124,735)	(69,755)	$(2,362,622)	$(1,440,520)
Class C
Shares sold	434,716	536,592	$8,170,264	$10,869,717
Reinvestment of distributions	121,833	211,320	2,230,769	4,089,035
Shares redeemed	(500,903)	(533,287)	(9,377,032)	(10,812,202)
Net increase (decrease)	55,646	214,625	$1,024,001	$4,146,550
Asset Manager 70%%
Shares sold	21,741,155	30,387,652	$410,816,180	$619,467,666
Reinvestment of distributions	11,023,418	16,897,410	202,279,723	327,640,788
Shares redeemed	(29,537,539)	(24,123,037)	(560,681,708)	(490,668,534)
Net increase (decrease)	3,227,034	23,162,025	$52,414,195	$456,439,920
Class I
Shares sold	461,077	714,757	$8,611,520	$14,467,398
Reinvestment of distributions	119,411	181,334	2,192,381	3,519,697
Shares redeemed	(701,469)	(546,838)	(13,166,534)	(11,076,556)
Net increase (decrease)	(120,981)	349,253	$(2,362,633)	$6,910,539
Fidelity Asset Manager 85%%
Class A
Shares sold	1,277,982	942,082	$19,986,726	$15,917,741
Reinvestment of distributions	203,532	377,235	3,095,723	6,024,439
Shares redeemed	(1,011,362)	(818,764)	(15,702,710)	(13,824,831)
Net increase (decrease)	470,152	500,553	$7,379,739	$8,117,349
Class T
Shares sold	291,311	476,876	$4,494,461	$7,982,251
Reinvestment of distributions	56,275	102,375	852,009	1,628,792
Shares redeemed	(388,740)	(347,482)	(6,110,365)	(5,749,178)
Net increase (decrease)	(41,154)	231,769	$(763,895)	$3,861,865
Class B
Shares sold	2,734	2,884	$40,866	$48,001
Reinvestment of distributions	2,868	11,206	43,908	179,408
Shares redeemed	(105,601)	(54,470)	(1,635,914)	(920,906)
Net increase (decrease)	(99,999)	(40,380)	$(1,551,140)	$(693,497)
Class C
Shares sold	482,935	666,847	$7,409,041	$11,024,242
Reinvestment of distributions	90,560	169,095	1,359,303	2,668,325
Shares redeemed	(446,523)	(320,657)	(6,885,905)	(5,302,536)
Net increase (decrease)	126,972	515,285	$1,882,439	$8,390,031
Asset Manager 85%%
Shares sold	12,327,620	21,052,151	$193,726,869	$358,458,962
Reinvestment of distributions	4,184,448	7,541,136	64,063,900	121,186,062
Shares redeemed	(15,709,607)	(22,383,027)	(247,400,124)	(379,093,460)
Net increase (decrease)	802,461	6,210,260	$10,390,645	$100,551,564
Class I
Shares sold	669,454	1,017,644	$10,615,247	$16,957,219
Reinvestment of distributions	107,226	225,394	1,637,339	3,610,804
Shares redeemed	(810,020)	(1,101,788)	(12,965,553)	(18,463,501)
Net increase (decrease)	(33,340)	141,250	$(712,967)	$2,104,522

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares held
Fidelity Asset Manager 60%%	31%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% as of September 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 18, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$1,036.90	$4.23
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class T	1.09%
Actual		$1,000.00	$1,035.70	$5.55
Hypothetical-C		$1,000.00	$1,019.55	$5.50
Class C	1.60%
Actual		$1,000.00	$1,034.00	$8.14
Hypothetical-C		$1,000.00	$1,017.00	$8.07
Asset Manager 20%	.52%
Actual		$1,000.00	$1,038.50	$2.65
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class I	.57%
Actual		$1,000.00	$1,039.20	$2.91
Hypothetical-C		$1,000.00	$1,022.15	$2.88
Fidelity Asset Manager 30%
Class A	.85%
Actual		$1,000.00	$1,045.30	$4.35
Hypothetical-C		$1,000.00	$1,020.75	$4.29
Class T	1.11%
Actual		$1,000.00	$1,043.90	$5.67
Hypothetical-C		$1,000.00	$1,019.45	$5.60
Class C	1.61%
Actual		$1,000.00	$1,041.60	$8.22
Hypothetical-C		$1,000.00	$1,016.95	$8.12
Asset Manager 30%	.54%
Actual		$1,000.00	$1,047.70	$2.76
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class I	.60%
Actual		$1,000.00	$1,046.60	$3.07
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Fidelity Asset Manager 40%
Class A	.84%
Actual		$1,000.00	$1,049.50	$4.30
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class T	1.12%
Actual		$1,000.00	$1,047.90	$5.73
Hypothetical-C		$1,000.00	$1,019.40	$5.65
Class C	1.61%
Actual		$1,000.00	$1,045.70	$8.23
Hypothetical-C		$1,000.00	$1,016.95	$8.12
Asset Manager 40%	.54%
Actual		$1,000.00	$1,051.00	$2.77
Hypothetical-C		$1,000.00	$1,022.30	$2.73
Class I	.57%
Actual		$1,000.00	$1,050.80	$2.92
Hypothetical-C		$1,000.00	$1,022.15	$2.88
Fidelity Asset Manager 50%
Class A	.96%
Actual		$1,000.00	$1,054.20	$4.93
Hypothetical-C		$1,000.00	$1,020.20	$4.85
Class T	1.22%
Actual		$1,000.00	$1,053.50	$6.26
Hypothetical-C		$1,000.00	$1,018.90	$6.16
Class C	1.72%
Actual		$1,000.00	$1,050.60	$8.82
Hypothetical-C		$1,000.00	$1,016.40	$8.67
Asset Manager 50%	.65%
Actual		$1,000.00	$1,056.20	$3.34
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class I	.70%
Actual		$1,000.00	$1,056.00	$3.60
Hypothetical-C		$1,000.00	$1,021.50	$3.54
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$1,000.00	$1,059.40	$5.30
Hypothetical-C		$1,000.00	$1,019.85	$5.20
Class T	1.29%
Actual		$1,000.00	$1,057.80	$6.64
Hypothetical-C		$1,000.00	$1,018.55	$6.51
Class C	1.78%
Actual		$1,000.00	$1,055.40	$9.15
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Asset Manager 60%	.71%
Actual		$1,000.00	$1,061.10	$3.66
Hypothetical-C		$1,000.00	$1,021.45	$3.59
Class I	.74%
Actual		$1,000.00	$1,061.00	$3.81
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Fidelity Asset Manager 70%
Class A	1.02%
Actual		$1,000.00	$1,062.30	$5.26
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class T	1.28%
Actual		$1,000.00	$1,061.20	$6.60
Hypothetical-C		$1,000.00	$1,018.60	$6.46
Class C	1.78%
Actual		$1,000.00	$1,058.80	$9.16
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Asset Manager 70%	.72%
Actual		$1,000.00	$1,064.40	$3.72
Hypothetical-C		$1,000.00	$1,021.40	$3.64
Class I	.74%
Actual		$1,000.00	$1,064.30	$3.82
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$1,000.00	$1,068.20	$5.43
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class T	1.32%
Actual		$1,000.00	$1,066.60	$6.82
Hypothetical-C		$1,000.00	$1,018.40	$6.66
Class C	1.80%
Actual		$1,000.00	$1,063.90	$9.29
Hypothetical-C		$1,000.00	$1,016.00	$9.07
Asset Manager 85%	.74%
Actual		$1,000.00	$1,069.60	$3.83
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Class I	.75%
Actual		$1,000.00	$1,069.80	$3.88
Hypothetical-C		$1,000.00	$1,021.25	$3.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .09%.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Asset Manager 20%	$27,018,098
Fidelity Asset Manager 30%	$2,276,861
Fidelity Asset Manager 40%	$3,061,075
Fidelity Asset Manager 50%	$56,868,271
Fidelity Asset Manager 60%	$5,761,313
Fidelity Asset Manager 70%	$20,299,396
Fidelity Asset Manager 85%	$7,299,198

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Asset Manager 20%
Class A	3.77%
Class T	3.77%
Class B	3.77%
Class C	3.77%
Asset Manager 20%	3.77%
Class I	3.77%
Fidelity Asset Manager 30%
Class A	3.55%
Class T	3.55%
Class B	3.55%
Class C	3.55%
Asset Manager 30%	3.55%
Class I	3.55%
Fidelity Asset Manager 40%
Class A	3.29%
Class T	3.29%
Class B	3.29%
Class C	3.29%
Asset Manager 40%	3.29%
Class I	3.29%
Fidelity Asset Manager 50%
Class A	2.93%
Class T	2.93%
Class B	2.93%
Class C	2.93%
Asset Manager 50%	2.93%
Class I	2.93%
Fidelity Asset Manager 60%
Class A	2.38%
Class T	2.38%
Class B	2.38%
Class C	2.38%
Asset Manager 60%	2.38%
Class I	2.38%
Fidelity Asset Manager 70%
Class A	1.73%
Class T	1.73%
Class B	1.73%
Class C	1.73%
Asset Manager 70%	1.73%
Class I	1.73%
Fidelity Asset Manager 85%
Class A	0.87%
Class T	0.87%
Class B	0.87%
Class C	0.87%
Asset Manager 85%	0.87%
Class I	0.87%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2016 to September 30, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Asset Manager 20%	$55,061,114
Fidelity Asset Manager 30%	$11,058,409
Fidelity Asset Manager 40%	$9,368,368
Fidelity Asset Manager 50%	$62,419,040

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2015	7%	8%	9%	9%	7%	7%
February 2016	12%	15%	26%	26%	10%	10%
March 2016	12%	15%	27%	24%	10%	10%
April 2016	12%	14%	21%	19%	10%	10%
May 2016	12%	15%	30%	30%	10%	10%
June 2016	12%	15%	26%	26%	10%	10%
July 2016	12%	14%	N/A	22%	10%	10%
August 2016	13%	16%	N/A	40%	10%	10%
September 2016	13%	15%	N/A	30%	10%	11%
Fidelity Asset Manager 30%
December 2015	11%	12%	15%	14%	10%	10%
February 2016	19%	25%	58%	58%	15%	15%
March 2016	18%	22%	37%	37%	15%	15%
April 2016	17%	19%	28%	28%	15%	15%
May 2016	17%	22%	44%	37%	15%	15%
June 2016	17%	20%	30%	30%	15%	15%
July 2016	17%	21%	N/A	30%	15%	16%
August 2016	19%	24%	N/A	48%	15%	15%
September 2016	17%	22%	N/A	37%	15%	15%
Fidelity Asset Manager 40%
December 2015	14%	16%	25%	22%	13%	13%
April 2016	33%	44%	77%	77%	27%	28%
July 2016	33%	40%	N/A	64%	28%	28%
Fidelity Asset Manager 50%
December 2015	15%	16%	21%	21%	13%	13%
April 2016	45%	59%	100%	100%	36%	37%
July 2016	43%	51%	N/A	85%	36%	37%
Fidelity Asset Manager 60%
December 2015	32%	38%	89%	58%	26%	27%
Fidelity Asset Manager 70%
December 2015	41%	50%	100%	84%	33%	34%
Fidelity Asset Manager 85%
December 2015	62%	82%	0%	100%	50%	51%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2015	10%	11%	12%	12%	9%	9%
February 2016	19%	24%	41%	41%	16%	16%
March 2016	19%	23%	43%	37%	16%	16%
April 2016	19%	22%	33%	30%	16%	16%
May 2016	19%	24%	47%	47%	16%	16%
June 2016	19%	24%	41%	41%	16%	16%
July 2016	19%	22%	N/A	35%	16%	16%
August 2016	21%	25%	N/A	63%	16%	16%
September 2016	20%	24%	N/A	47%	16%	17%
Fidelity Asset Manager 30%
December 2015	15%	16%	20%	20%	13%	14%
February 2016	35%	45%	100%	100%	26%	26%
March 2016	33%	39%	65%	65%	26%	26%
April 2016	30%	35%	50%	50%	27%	27%
May 2016	30%	39%	78%	65%	26%	26%
June 2016	30%	35%	53%	53%	27%	27%
July 2016	31%	38%	N/A	52%	26%	28%
August 2016	34%	42%	N/A	84%	26%	26%
September 2016	30%	39%	N/A	65%	26%	26%
Fidelity Asset Manager 40%
December 2015	19%	21%	32%	28%	16%	17%
April 2016	56%	75%	100%	100%	47%	48%
July 2016	55%	68%	N/A	100%	47%	48%
Fidelity Asset Manager 50%
December 2015	19%	21%	26%	26%	17%	17%
April 2016	79%	100%	100%	100%	63%	65%
July 2016	75%	90%	N/A	100%	63%	65%
Fidelity Asset Manager 60%
December 2015	59%	69%	100%	100%	49%	50%
Fidelity Asset Manager 70%
December 2015	74%	91%	100%	100%	61%	62%
Fidelity Asset Manager 85%
December 2015	100%	100%	0%	100%	83%	85%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 20% ranked below the competitive median for 2015.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of each of Fidelity Asset Manager 30%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% ranked below the competitive median for 2015 and the total expense ratio of Class T of each of Fidelity Asset Manager 30%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% ranked above the competitive median for 2015.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of Fidelity Asset Manager 40% ranked below the competitive median for 2015 and the total expense ratio of Class T ranked equal to the competitive median for 2015.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Proposal 1 reflects trust wide proposal and voting results.

AAR-ANN-1116
1.878289.108

Fidelity® Series Broad Market Opportunities Fund Annual Report September 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Broad Market Opportunities Fund	14.17%	15.46%	6.72%

 A From August 21, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Broad Market Opportunities Fund on August 21, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Period Ending Values
$18,088	Fidelity® Series Broad Market Opportunities Fund
$18,588	Dow Jones U.S. Total Stock Market Index℠

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index rose 15.43% for the year ending September 2016, overcoming uncertainty about the global economy, U.S. Federal Reserve monetary policy and the U.K.’s June vote to leave the European Union (Brexit). Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets regained positive momentum amid U.S. job gains, a rally in energy and materials markets, global economic stimulus and perceived softening of U.S. monetary policy. The June 23 Brexit vote surprised markets, though, and was followed by a two-day near-tumult. Sentiment rebounded rapidly and stayed largely positive through September. For the year, value-oriented and small-cap stocks outperformed. Among S&P 500 sectors, dividend-rich telecom services (+27%) led amid strong demand for yield, especially earlier in the period, as well as increased competition and consolidation. Utilities (+17%) and consumer staples (+16%) also benefited. Added demand for perceived safe-haven investments such as precious metals-related securities boosted materials (+22%). Information technology (+23%) was helped by strong results from some of the largest and best-known tech names. The newly created real estate sector (+17%) finished far ahead of financials (+6%), which was held back by low interest rates that squeezed bank profits.

Comments from Co-Lead Portfolio Managers Christopher Sharpe and Geoff Stein:  For the year, the fund gained 14.17%, trailing the 14.93% return of the Dow Jones U.S. Total Stock Market Index℠. Our sector-focused co-managers generally struggled, with most underlying central funds trailing their respective index components. Versus the Dow Jones benchmark, the primary detractors were stock picks in real estate (part of the financials central fund), health care and materials. Among individual holdings, primary relative detractors included an underweighting in index heavyweight Microsoft; an out-of-benchmark position in Teva Pharmaceutical Industries; and a zero weighting in pharmaceutical giant and index constituent Johnson & Johnson. On the positive side, the technology central fund added considerable value, led by picks in internet software & services. Selections in energy also notably contributed. The top relative contributors overall were single-serve coffee titan Keurig Green Mountain, taken private in March; an overweighting in medical-device developer Boston Scientific; and a non-index stake in New Oriental Education & Technology Group, a China-based provider of private educational services.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On November 1, 2016, Katherine Shaw (consumer discretionary) and Samuel Wald (real estate) became Co-Portfolio Managers of the fund. Katherine Shaw succeeds Peter Dixon.

Investment Summary (Unaudited)

The information in the following tables is based on the Fund’s pro-rata share of the investments of Fidelity’s Equity Central Funds.

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.3	2.2
Amazon.com, Inc.	1.9	1.3
Facebook, Inc. Class A	1.5	1.1
Medtronic PLC	1.4	1.3
Alphabet, Inc. Class C	1.3	1.2
Alphabet, Inc. Class A	1.3	1.1
General Electric Co.	1.2	1.5
Allergan PLC	1.1	0.7
Berkshire Hathaway, Inc. Class B	1.1	1.0
Procter & Gamble Co.	1.0	1.2
	14.1

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Stocks	98.1%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

As of March 31, 2016
Stocks	96.7%
Convertible Securities	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

At period end, investments in foreign securities including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 17.2% of net assets.

Investments September 30, 2016

Showing Percentage of Net Assets

Equity Central Funds - 100.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	6,369	$1,584,232
Fidelity Consumer Staples Central Fund (a)	5,144	1,172,847
Fidelity Energy Central Fund (a)	7,396	942,752
Fidelity Financials Central Fund (a)	31,136	2,638,488
Fidelity Health Care Central Fund (a)	5,464	1,904,914
Fidelity Industrials Central Fund (a)	5,585	1,352,740
Fidelity Information Technology Central Fund (a)	9,366	3,093,102
Fidelity Materials Central Fund (a)	1,955	417,017
Fidelity Telecom Services Central Fund (a)	1,971	377,471
Fidelity Utilities Central Fund (a)	2,834	461,642
TOTAL EQUITY CENTRAL FUNDS
(Cost $9,819,639)		13,945,205
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $9,819,639)		13,945,205
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(27,030)
NET ASSETS - 100%		$13,918,175

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$26,777
Fidelity Consumer Staples Central Fund	29,754
Fidelity Energy Central Fund	14,168
Fidelity Financials Central Fund	50,890
Fidelity Health Care Central Fund	15,707
Fidelity Industrials Central Fund	$22,371
Fidelity Information Technology Central Fund	24,440
Fidelity Materials Central Fund	9,595
Fidelity Telecom Services Central Fund	9,316
Fidelity Utilities Central Fund	13,736
Total	$216,754

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$1,913,792	$207,224	$654,246	$1,584,232	0.1%
Fidelity Consumer Staples Central Fund	1,271,398	210,190	470,839	1,172,847	0.1%
Fidelity Energy Central Fund	960,413	181,583	397,058	942,752	0.1%
Fidelity Financials Central Fund	2,996,417	309,271	804,835	2,638,488	0.1%
Fidelity Health Care Central Fund	2,189,010	369,703	805,656	1,904,914	0.1%
Fidelity Industrials Central Fund	1,498,749	98,449	469,463	1,352,740	0.1%
Fidelity Information Technology Central Fund	3,052,677	203,196	888,261	3,093,102	0.1%
Fidelity Materials Central Fund	460,855	29,263	133,026	417,017	0.1%
Fidelity Telecom Services Central Fund	333,950	75,547	113,021	377,471	0.1%
Fidelity Utilities Central Fund	520,836	53,267	178,004	461,642	0.1%
Total	$15,198,097	$1,737,693	$4,914,409	$13,945,205

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.8%
Ireland	3.2%
Japan	2.1%
United Kingdom	2.0%
Cayman Islands	1.6%
Switzerland	1.1%
Taiwan	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

The information in the above table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investments in Fidelity Central Funds (cost $9,819,639)		$13,945,205
Cash		7
Receivable for investments sold		57,078
Receivable for fund shares sold		2,658
Prepaid expenses		40
Total assets		14,004,988
Liabilities
Payable for fund shares redeemed	$52,845
Accrued management fee	6,355
Audit fees payable	22,025
Other affiliated payables	1,822
Other payables and accrued expenses	3,766
Total liabilities		86,813
Net Assets		$13,918,175
Net Assets consist of:
Paid in capital		$11,225,190
Undistributed net investment income		47,639
Accumulated undistributed net realized gain (loss) on investments		(1,480,220)
Net unrealized appreciation (depreciation) on investments		4,125,566
Net Assets, for 901,028 shares outstanding		$13,918,175
Net Asset Value, offering price and redemption price per share ($13,918,175 ÷ 901,028 shares)		$15.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Income from Fidelity Central Funds		$216,754
Expenses
Management fee	$80,362
Transfer agent fees	25,287
Accounting fees and expenses	5,697
Custodian fees and expenses	9,086
Independent trustees' fees and expenses	65
Registration fees	20
Audit	33,461
Legal	54
Miscellaneous	439
Total expenses before reductions	154,471
Expense reductions	(8,289)	146,182
Net investment income (loss)		70,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Fidelity Central Funds	123,075
Total net realized gain (loss)		123,075
Change in net unrealized appreciation (depreciation) on investment securities		1,800,750
Net gain (loss)		1,923,825
Net increase (decrease) in net assets resulting from operations		$1,994,397

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,572	$60,033
Net realized gain (loss)	123,075	(3,072)
Change in net unrealized appreciation (depreciation)	1,800,750	(501,343)
Net increase (decrease) in net assets resulting from operations	1,994,397	(444,382)
Distributions to shareholders from net investment income	(62,043)	(64,587)
Distributions to shareholders from net realized gain	(619,409)	(916,756)
Total distributions	(681,452)	(981,343)
Share transactions
Proceeds from sales of shares	2,683,634	5,805,706
Reinvestment of distributions	681,452	981,344
Cost of shares redeemed	(5,929,562)	(5,196,521)
Net increase (decrease) in net assets resulting from share transactions	(2,564,476)	1,590,529
Total increase (decrease) in net assets	(1,251,531)	164,804
Net Assets
Beginning of period	15,169,706	15,004,902
End of period	$13,918,175	$15,169,706
Other Information
Undistributed net investment income end of period	$47,639	$38,378
Shares
Sold	188,043	377,315
Issued in reinvestment of distributions	47,956	66,577
Redeemed	(405,282)	(333,650)
Net increase (decrease)	(169,283)	110,242

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Broad Market Opportunities Fund

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$15.63	$13.61	$11.11	$8.65
Income from Investment Operations
Net investment income (loss)A	.07	.06	.07	.08	.07
Net realized and unrealized gain (loss)	1.88	(.50)	2.15	2.50	2.44
Total from investment operations	1.95	(.44)	2.22	2.58	2.51
Distributions from net investment income	(.06)	(.07)	(.06)	(.07)	(.04)
Distributions from net realized gain	(.61)	(.95)	(.14)	(.01)	–B
Total distributions	(.67)	(1.02)	(.20)	(.08)	(.05)C
Net asset value, end of period	$15.45	$14.17	$15.63	$13.61	$11.11
Total ReturnD	14.17%	(3.08)%	16.46%	23.39%	29.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%	1.04%	1.09%	1.40%	1.87%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	.99%	1.00%	.98%	.98%
Net investment income (loss)	.48%	.38%	.44%	.66%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$13,918	$15,170	$15,005	$7,500	$5,131
Portfolio turnover rateG	12%	23%	18%	28%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.004 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016

1. Organization.

Fidelity Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the partnerships (including allocations from Fidelity Central Funds) and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,764,417
Gross unrealized depreciation	(22,814)
Net unrealized appreciation (depreciation) on securities	$2,741,603
Tax Cost	$11,203,602

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$54,952
Net unrealized appreciation (depreciation) on securities and other investments	$2,741,603

The Fund intends to elect to defer to its next fiscal year $103,571 of capital losses recognized during the period November 1, 2015 to September 30, 2016.

The tax character of distributions paid was as follows:

	September 30, 2016	September 30, 2015
Ordinary Income	$78,316	$ 257,386
Long-term Capital Gains	603,136	723,957
Total	$681,452	$ 981,343

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,737,693 and $4,914,409, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $7,866.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $313 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $110.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Series Broad Market Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Broad Market Opportunities Fund (a fund of Fidelity Charles Street Trust) at September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Series Broad Market Opportunities Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 17, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Actual	1.00%	$1,000.00	$1,082.70	$5.21
Hypothetical-C		$1,000.00	$1,020.00	$5.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from .005% to .01%.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2016, $4,862, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Broad Market Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark for the one- and three-year periods ended January 31, 2016, and as a result, the Board will continue to discuss with FMR the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Series Broad Market Opportunities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio was above the competitive median primarily because of its relatively higher other expenses due to its small fund size. The Board also noted that, when compared to the no-load universe, where pricing reflects the retail nature of the funds-of-funds that invest in the fund, the fund's total expense ratio ranks below the competitive median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BMO-ANN-1116
1.848237.109

Item 2.

Code of Ethics

As of the end of the period, September 30, 2016, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for services rendered to (the “Funds”):

Services Billed by Deloitte Entities

September 30, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$24,000	$-	$5,400	$1,000
Fidelity Asset Manager 30%	$24,000	$-	$5,400	$800
Fidelity Asset Manager 40%	$24,000	$-	$5,400	$800
Fidelity Asset Manager 50%	$24,000	$-	$5,500	$1,100
Fidelity Asset Manager 60%	$24,000	$-	$5,400	$800
Fidelity Asset Manager 70%	$24,000	$-	$5,500	$900
Fidelity Asset Manager 85%	$24,000	$-	$5,400	$800

September 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$23,000	$-	$5,100	$1,100
Fidelity Asset Manager 30%	$23,000	$-	$5,100	$700
Fidelity Asset Manager 40%	$23,000	$-	$5,100	$700
Fidelity Asset Manager 50%	$23,000	$-	$5,100	$1,400
Fidelity Asset Manager 60%	$23,000	$-	$5,100	$800
Fidelity Asset Manager 70%	$23,000	$-	$5,100	$1,000
Fidelity Asset Manager 85%	$23,000	$-	$5,100	$800

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Series Broad Market Opportunities Fund (the “Fund”):

Services Billed by PwC

September 30, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Broad Market Opportunities Fund	$27,000	$-	$5,000	$1,300

September 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Broad Market Opportunities Fund	$26,000	$-	$4,600	$1,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2016A	September 30, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$-	$10,000
All Other Fees	$-	$175,000

A Amounts may reflect rounding.

Services Billed by PwC

	September 30, 2016A	September 30, 2015A
Audit-Related Fees	$5,885,000	$4,485,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2016 A	September 30, 2015 A
PwC	$6,555,000	$5,815,000
Deloitte Entities	$110,000	$345,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 25, 2016